                            FILE NUMBERS  33-12333
                                         811-4294

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


              POST-EFFECTIVE AMENDMENT NUMBER         X       27

                                                    ----     ----

                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


              AMENDMENT NUMBER                        X      175

                                                     ----    ----

                           VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                       MINNESOTA LIFE INSURANCE COMPANY
            (FORMERLY THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY)

                              (NAME OF DEPOSITOR)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (651) 665-3500
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                DWAYNE C. RADEL
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                       MINNESOTA LIFE INSURANCE COMPANY
                            400 ROBERT STREET NORTH
                        ST. PAUL, MINNESOTA 55101-2098
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

[_]immediately upon filing pursuant to paragraph (b)

[X]on April 29, 2011 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a)(i)
[_]on (date) pursuant to paragraph (a)(i)
[_]75 days after filing pursuant to paragraph (a)(ii)
[_]on (date) pursuant to paragraph (a)(ii).

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
      Variable Annuity Contracts

7896-1

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                           FLEXIBLE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACT

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                         https://www.minnesotalife.com
      (University of Minnesota retirement plan participants should call:
                               1-800-421-3334 or
                      visit https://umnplans.securian.com

This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with certain types of retirement plans.

The Variable Annuity Account invests in the following Fund portfolios:

..   Advantus Series Fund, Inc.
  .   Bond Portfolio -- Class 2 Shares
  .   Index 400 Mid-Cap Portfolio -- Class 2 Shares
  .   Index 500 Portfolio -- Class 2 Shares
  .   International Bond Portfolio -- Class 2 Shares
  .   Money Market Portfolio
  .   Mortgage Securities Portfolio -- Class 2 Shares
  .   Real Estate Securities Portfolio -- Class 2 Shares
..   Credit Suisse Trust

  .   International Equity Flex III Portfolio

..   Fidelity(R) Variable Insurance Products Funds
  .   Contrafund(R) Portfolio -- Service Class 2 Shares
  .   Equity-Income Portfolio -- Service Class 2 Shares
  .   Mid Cap Portfolio -- Service Class 2 Shares
..   Franklin Templeton Variable Insurance Products Trust
  .   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
  .   Templeton Developing Markets Securities Fund -- Class 2 Shares
..   Ivy Funds Variable Insurance Portfolios
  .   Ivy Funds VIP Balanced
  .   Ivy Funds VIP Core Equity
  .   Ivy Funds VIP Growth
  .   Ivy Funds VIP International Core Equity
  .   Ivy Funds VIP Micro Cap Growth
  .   Ivy Funds VIP Small Cap Growth
  .   Ivy Funds VIP Small Cap Value
  .   Ivy Funds VIP Value
..   Janus Aspen Series
  .   Forty Portfolio -- Service Shares
  .   Overseas Portfolio -- Service Shares

If your contract is part of the University of Minnesota retirement plan, please see the section entitled "General Descriptions -- Variable Annuity Account" for limitations on the Fund Portfolios available to you.

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 (U of M retirement plan participants please call 1-800-421-3334) or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

  THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                       THE FUND PORTFOLIOS SHOWN ABOVE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                                   EXCHANGE
COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
     PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
April 29, 2011

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

TABLE OF CONTENTS


        SPECIAL TERMS                                                 1

        QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS
                                                                      2

        EXPENSE TABLE
                                                                      5

        GENERAL DESCRIPTIONS
                                                                      8
              Minnesota Life Insurance Company                        8
              Variable Annuity Account                                8
              The Funds                                               9
              Additions, Deletions or Substitutions                  10
              Payments Made by Underlying Mutual Funds               11

        CONTRACT CHARGES
                                                                     12
              Administrative Charge                                  12
              Premium Taxes                                          12

        VOTING RIGHTS
                                                                     12

        DESCRIPTION OF THE CONTRACT
                                                                     13
              General Provisions                                     13
              Annuity Payments and Options                           14
              Death Benefits                                         19
              Purchase Payments and Value of the Contract            20
              Redemptions                                            23

        FEDERAL TAX STATUS
                                                                     24

        PERFORMANCE DATA
                                                                     31

        STATEMENT OF ADDITIONAL INFORMATION
                                                                     32

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION
                                                                    A-1

        APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES
                                                                    B-1

        APPENDIX C -- TYPES OF QUALIFIED PLANS
                                                                    C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value: your interest in this contract composed of your interest in one or more Sub-Accounts of the Variable Annuity Account.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting device used to determine the amount of annuity payments.

Code:  the Internal Revenue Code of 1986, as amended.

Contract Owner: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

Fund(s) or Portfolio(s): the mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following. Certain plans or groups restrict which Portfolios are available.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

Purchase Payments:  amounts paid to us under a contract.

Separate Account:  see definition of Variable Annuity Account.

Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.

Variable Annuity Account: a separate investment account called the Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments under your contract to the Variable Annuity Account. The Variable Annuity Account invests in one or more Portfolios of the Fund according to your instructions. There are no interest or principal guarantees.

The contracts are offered for use in connection with certain retirement plans and other circumstances including:

  .   members of the faculty and employees of the University of Minnesota;

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. Certain plans or groups may restrict which Portfolios are available. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Series Fund, Inc. are:

     Bond Portfolio -- Class 2 Shares
     Index 400 Mid-Cap Portfolio -- Class 2 Shares
     Index 500 Portfolio -- Class 2 Shares
     International Bond Portfolio -- Class 2 Shares
     Money Market Portfolio
     Mortgage Securities Portfolio -- Class 2 Shares
     Real Estate Securities Portfolio -- Class 2 Shares

The Variable Annuity Account also invests in:

..   Credit Suisse Trust
  .   International Equity Flex III Portfolio
..   Fidelity(R) Variable Insurance Products Funds
  .   Contrafund(R) Portfolio -- Service Class 2 Shares
  .   Equity-Income Portfolio -- Service Class 2 Shares
  .   Mid Cap Portfolio -- Service Class 2 Shares
..   Franklin Templeton Variable Insurance Products Trust
  .   Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares
  .   Templeton Developing Markets Securities Fund -- Class 2 Shares
..   Ivy Funds Variable Insurance Portfolios
  .   Ivy Funds VIP Balanced
  .   Ivy Funds VIP Core Equity
  .   Ivy Funds VIP Growth
  .   Ivy Funds VIP International Core Equity
  .   Ivy Funds VIP Micro Cap Growth
  .   Ivy Funds VIP Small Cap Growth
  .   Ivy Funds VIP Small Cap Value
  .   Ivy Funds VIP Value
..   Janus Aspen Series
  .   Forty Portfolio -- Service Shares
  .   Overseas Portfolio -- Service Shares

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. Under some contracts, transfers may be restricted dependent upon the source of purchase payments. Additional information can be found in this Prospectus. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of .15% of the net asset value of the Variable Annuity Account for contract administration. We reserve the right to increase the charge to not more than .35% of the net asset value of the Variable Annuity Account.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.47% to 1.99% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to make a charge of up to $25 for transfers among sub-accounts occurring more frequently than once a month. We also reserve the right to assess a one time administrative charge of $100 if you exchange this contract for another of our variable annuity contracts.

The Expense Tables that follow provide detailed cost and expense information.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

Contract Owner Transaction Expenses

                     SALES LOAD IMPOSED ON PURCHASES
                                                      None

                     DEFERRED SALES LOAD
                                                      None

                     SURRENDER FEES
                                                      None

                     TRANSFER FEE*
                        Maximum Charge                $10*
                        Current Charge                None

*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                           MAXIMUM
                                                   CURRENT POSSIBLE
                                                   CHARGE   CHARGE
            -                                      ------- --------
            Administrative Charge                   .15%     .35%
                                                    ----     ----
            Total Separate Account Annual Expense   .15%     .35%
                                                    ====     ====

There are no mortality and expense risk or other separate account annual expenses for this contract. We reserve the right to increase the administrative charge to not more than the amount shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


                                                                         MINIMUM MAXIMUM
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                        ------- -------
(expenses that are deducted from portfolio assets, including management   0.47%   2.43%
fees, distribution and/or service (12b-1) fees, and other expenses)

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of .15%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:


                                      IF YOU SURRENDERED, ANNUITIZED OR
                                      HELD YOUR CONTRACT AT THE END OF
                                        THE APPLICABLE TIME PERIOD
                                      -------------------------------
                                      1 YEAR   3 YEARS 5 YEARS 10 YEARS
                                      ------   ------- ------- --------
          MAXIMUM PORTFOLIO EXPENSES   $261     $802   $1,370   $2,915
          MINIMUM PORTFOLIO EXPENSES   $ 64     $200   $  348   $  779


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of .35%, the annual contract fee and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      IF YOU SURRENDERED, ANNUITIZED OR
                                      HELD YOUR CONTRACT AT THE END OF
                                        THE APPLICABLE TIME PERIOD
                                      -------------------------------
                                      1 YEAR   3 YEARS 5 YEARS 10 YEARS
                                      ------   ------- ------- --------
          MAXIMUM PORTFOLIO EXPENSES   $281     $862   $1,469   $3,109
          MINIMUM PORTFOLIO EXPENSES   $ 84     $263   $  457   $1,018


The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix entitled "Condensed Financial Information." The financial statements of the Variable Annuity Account and Minnesota Life Insurance Company may be found in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make partial withdrawals of the accumulation value of your contract before an annuity begins. Your requests for withdrawals must be in writing and on a Minnesota Life form. A penalty tax may be assessed upon withdrawals from annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, in California, the free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. In the case of joint owners, this amount would be payable at the death of the second owner. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

  .   the accumulation value payable at death;

  .   the total amount of your purchase, less all partial withdrawals.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

  .   a life annuity;

  . a life annuity with a period certain of either 120 months, 180 months or 240 months;

  .   a joint and last survivor annuity and;

  .   a period certain annuity.

Each annuity option may be elected as either a variable annuity of fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the underlying Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com (U of M retirement plan participants may call: 1-800-421-3334 and internet access: https://umnplans.securian.com). We are licensed to engage in the life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account currently has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

The University of Minnesota provides tax-deferred annuities and custodial funds in accordance with section 403(b) as amended by section 415, of the Code. The University of Minnesota has separated its plan into two sections: The Basic Plan, which is that portion of the plan that relates to the Faculty Retirement Plan; and the Optional Plan, which is that portion of the plan which relates to the purchase of optional annuities and mutual funds.

When this contract is used in association with the University of Minnesota Basic Plan, purchase payments may be allocated only to the following Sub-Accounts: Money Market Account and Bond Account. When this contract is used in association with the Optional Plan, purchase payments may be allocated to the sub-accounts described on the cover page with the exception of the Fidelity Variable Insurance Products Funds portfolios. In addition, contracts issued in association with the Basic Plan and Optional Plan do not allow amounts to be transferred between the two Plans.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.


                                                            INVESTMENT                              INVESTMENT
               FUND/PORTFOLIO                                ADVISER                                SUB-ADVISER
               --------------                                -------                                -----------
ADVANTUS SERIES FUND, INC.
Bond Portfolio - Class 2 Shares               Advantus Capital Management, Inc.
Index 400 Mid-Cap Portfolio - Class 2         Advantus Capital Management, Inc.
Shares
Index 500 Portfolio - Class 2 Shares          Advantus Capital Management, Inc.
International Bond Portfolio - Class 2        Advantus Capital Management, Inc.       Franklin Advisers, Inc.
Shares
Money Market Portfolio*                       Advantus Capital Management, Inc.
Mortgage Securities Portfolio - Class 2       Advantus Capital Management, Inc.
Shares
Real Estate Securities Portfolio -            Advantus Capital Management, Inc.
Class 2 Shares
CREDIT SUISSE TRUST
International Equity Flex III Portfolio       Credit Suisse Asset Management, LLC     Credit Suisse Asset Management
                                                                                      Limited (London)
                                                                                      Credit Suisse Asset Management
                                                                                      Limited (Australia)
                                                                                      Credit Suisse Asset Management
                                                                                      Limited (Japan)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R) Portfolio - Service Class       Fidelity Management & Research Company  Fidelity Management & Research
2 Shares                                                                              Company (PMR) is the fund's manager.
                                                                                      FMR Co., Inc. and other affiliates of
                                                                                      FMR serve as sub-advisers for the fund.
Equity-Income Portfolio - Service Class       Fidelity Management & Research Company  Fidelity Management & Research
2 Shares                                                                              Company (PMR) is the fund's manager.
                                                                                      FMR Co., Inc. and other affiliates of
                                                                                      FMR serve as sub-advisers for the fund.
Mid Cap Portfolio - Service Class 2           Fidelity Management & Research Company  Fidelity Management & Research
Shares                                                                                Company (PMR) is the fund's manager.
                                                                                      FMR Co., Inc. and other affiliates of
                                                                                      FMR serve as sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                              Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth Securities Fund
- Class 2 Shares
Templeton Developing Markets Securities       Templeton Asset Management Ltd.
Fund - Class 2 Shares
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Balanced                        Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Core Equity                     Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Growth                          Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP International Core Equity       Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Micro Cap Growth                Waddell & Reed Investment Management    Wall Street Associates
                                              Company
Ivy Funds VIP Small Cap Growth                Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Small Cap Value                 Waddell & Reed Investment Management
                                              Company
Ivy Funds VIP Value                           Waddell & Reed Investment Management
                                              Company

                                                  INVESTMENT           INVESTMENT
            FUND/PORTFOLIO                         ADVISER             SUB-ADVISER
            --------------                         -------             -----------
JANUS ASPEN SERIES
Forty Portfolio - Service Shares         Janus Capital Management LLC
Overseas Portfolio - Service Shares      Janus Capital Management LLC

*Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may become extremely low and possibly negative.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new Portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine. We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Contract with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

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E. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund.

When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

                                                                        Page 11

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CONTRACT CHARGES

A. ADMINISTRATIVE CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue criteria, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Fund for investment, the preparation and mailing of periodic reports and the performance of other services.

We currently make a deduction from the Variable Annuity Account at the annual rate of .15% for these services. We reserve the right to increase this administrative charge to not more than .35%.

The administrative charge is designed to cover the administrative expenses incurred by us under the contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the contract.

B. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted from purchase payments.

VOTING RIGHTS

We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account.

During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

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DESCRIPTION OF THE CONTRACT

A. GENERAL PROVISIONS

1. Type of Contract Offered

Flexible Payment Deferred Variable Annuity Contract

The contract may be used in connection with all types of plans, or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.

2. Issuance of Contracts

The contract is issued to you, the contract owner named in the application. You may be the annuitant or may specify someone else to be the annuitant.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities) then:

  . your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and;

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, the interest of any person in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. There is no minimum amount which is to be allocated to any Sub-Account of the Variable Annuity Account however, purchase payments must be in U.S. dollars.

In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

  . your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

  . you do not consent to our retention of your initial payment until the application is made complete.

The contract permits us to cancel your contract, and pay you its accumulation value if:

  . no purchase payments are made for a period of two or more full contract years and;

  . the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and;

  .   the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

We will pay any single sum payment within seven days after the date the payment is called for by terms of the contract; unless the payment is postponed for:

  . any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

  . any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

  . such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is non-participating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. When we make any distribution of dividends, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments


When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified Contract with a life contingent option or a period certain of 10 years or more, the cost basis in the Contract will be allocated pro rata between each portion of the Contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.


If you choose a variable annuitization, annuity payments are determined by several factors:

(a)the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b)the age and gender of the annuitant and any joint annuitant,

(c)the type of annuity payment option you select, and

(d)the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option

You may elect to begin annuity payments on the first day of any month after the 50th birthday of the annuitant and before the 75th birthday of the annuitant. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

  .   the 65th birthday of the annuitant, or

  . five years (i.e., the fifth contract anniversary) after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

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3. Annuity Options

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

4. Determination of Amount of First Monthly Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

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The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 3.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 3.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 3.50%. Other assumed investment returns may be available. Please contact us for additional information.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each Sub-Account times the annuity unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a Sub-Account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

  .   .997137, and,

  . the ratio of the value of the accumulation unit for that Sub-Account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.997137 is a factor to neutralize the assumed net investment rate, discussed in
      Section 4 above, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a Sub-Account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. Amounts held as annuity reserves may be transferred among the variable annuity Sub-Accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer.

  . The transfer of an annuity reserve amount from any Sub-Account must be at least equal to $5,000 or the entire amount of the reserve remaining in that Sub-Account, if less.

  . Annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months.

  . We must receive the written request for an annuity transfer more than thirty days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity Sub-Account transfers will apply in this case as well. The amount transferred will then be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

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Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

If the owner dies before annuity payments begin, the amount payable at death will be the accumulation value next determined after we receive due proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.

The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

  .   the amount of the accumulation value payable at death; or

  . the amount of the total purchase payments paid to us as consideration for this contract, less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only if annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of determining:

  .   when payments must begin, and

  .   the time of distribution in the event of that spouse's death.

Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the guaranteed death benefit provision of the Contract. Participants under the U of M plan may be subject to differing procedures.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

                                                                        Page 19

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D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, a contract will be issued.

If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until the valuation date coincident with or next following the date we receive a completed application. We will offer to return your initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each Sub-Account by the then current accumulation unit value for that Sub-Account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time) on each day, Monday through Friday, except:

  . days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

  . days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and

  . customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next valuation date.

2. Transfers

Values may be transferred among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. (U of M participants may effect these transactions via the internet at www.umnplans.securian.com). We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. There is no dollar amount limitation on transfers. No deferred

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sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) and 457 contracts and IRA contracts. In addition, you will not be able to make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value

                                                                        Page 21

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of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .   the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .   the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.


Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock


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exchange or secondary market. By purchasing this Contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.


4. Value of the Contract

The accumulation value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner will be advised periodically of the number of accumulation units credited to the contract, the current value of an accumulation unit, and the total value of the contract.

5. Accumulation Unit Value

The value of an accumulation unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account for this class of contract. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable Sub-Account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For any Sub-Account, the net investment factor for a valuation period is the gross investment rate for such Sub-Account for the valuation period, less a deduction for the administrative charge at the current rate of .15% per annum.

The gross investment rate is equal to:

  . the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

  . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract for amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. However, we have procedures designed to provide reasonable assurance that such authorizations are genuine. Payment of a withdrawal or surrender request will be made to you within 7 days after we receive your completed request.

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Your accumulation value will be reduced by the amount of the withdrawal. Unless you instruct us otherwise, withdrawals will be made from the Sub-Accounts on a pro-rata basis. We will waive the applicable dollar amount limitation:

  .   on withdrawals where a systematic withdrawal program is in place and

  . such a smaller amount satisfies the minimum distribution requirements of the Code.

For systematic withdrawals, the maximum number of sub-accounts which may be used is twenty. Unless you instruct us otherwise, systematic withdrawals will be made from the sub-accounts on a pro-rata basis if accumulation values are in no more than twenty sub-accounts. If more than twenty sub-accounts have accumulation values, we will need instructions as to those sub-accounts from which systematic withdrawals are to be made.

The contract provides that prior to the commencement of annuity payments, you may elect to surrender the contract for its accumulation value. You will receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender, or you may elect an annuity.

Once annuity payments have commenced for an annuitant, the annuitant cannot surrender his/her annuity benefit and receive a single sum settlement in lieu thereof.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

  .   the accumulation value of the contract or

  .   the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be extended. For example, in California, the free look period is 30 days. These rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income

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taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.


                                                                        Page 25

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TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance

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concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the "investment in the contract" to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


MEDICARE TAX

Beginning in 2013, distribution from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or the entire taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .   where the taxpayer is 59 1/2 or older,

  .   where payment is made on account of the taxpayer's disability, or

  .   where payment is made by reason of the death of the owner, and

  .   in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

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ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .   contributions in excess of specified limits;

  .   distributions prior to age 59 1/2 (subject to certain exceptions);

  . distributions that do not conform to specified minimum distribution rules; and

  .   other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations treat partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD requirements. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

         .   over the life or life expectancy of the employee,

         . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

         .   for a specified period of ten years or more;

  .   a required minimum distribution;

  .   a hardship distribution; or

  .   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement. It may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the variable annuity contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

RULE 12H-7 REPRESENTATION:

Minnesota Life, as depositor of the Variable Annuity Account, is relying upon the requirements set forth in Rule 12h-7 under the Securities Exchange Act of 1934 (the "Securities Exchange Act") to the extent necessary to avoid being subject to periodic reporting obligations under the Securities Exchange Act.

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION




    The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.



                                                                                          YEAR ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------
                                                     2010      2009      2008      2007      2006      2005      2004
                                                   --------- --------- --------- --------- --------- --------- ---------
Advantus Bond Sub-Account:
 Unit value at beginning of period................     $3.85     $3.34     $3.86     $3.78     $3.62     $3.54     $3.38
 Unit value at end of period......................     $4.21     $3.85     $3.34     $3.86     $3.78     $3.62     $3.54
 Number of units outstanding at end of period..... 1,369,231 1,427,120 1,278,466 1,232,641 1,138,518 1,298,671 1,442,104
Advantus Index 400 Mid-Cap Sub-Account:
 Unit value at beginning of period................     $2.29     $1.68     $2.65     $2.47     $2.25     $2.02     $1.74
 Unit value at end of period......................     $2.88     $2.29     $1.68     $2.65     $2.47     $2.25     $2.02
 Number of units outstanding at end of period..... 1,933,630 1,618,836 1,438,200 1,279,969 1,084,347 1,197,622   839,447
Advantus Index 500 Sub-Account:
 Unit value at beginning of period................     $4.90     $3.90     $6.22     $5.93     $5.15     $4.94     $4.48
 Unit value at end of period......................     $5.60     $4.90     $3.90     $6.22     $5.93     $5.15     $4.94
 Number of units outstanding at end of period..... 2,918,259 2,796,597 2,712,986 2,604,016 2,497,083 2,673,222 2,803,470
Advantus International Bond Sub-Account:
 Unit value at beginning of period................     $2.09     $1.78     $1.71     $1.57     $1.51     $1.66     $1.49
 Unit value at end of period......................     $2.38     $2.09     $1.78     $1.71     $1.57     $1.51     $1.66
 Number of units outstanding at end of period..... 1,178,999 1,016,910   802,427   513,065   465,057   508,745   494,033
Advantus Money Market Sub-Account:
 Unit value at beginning of period................     $2.37     $2.37     $2.33     $2.23     $2.14     $2.09     $2.08
 Unit value at end of period......................     $2.37     $2.37     $2.37     $2.33     $2.23     $2.14     $2.09
 Number of units outstanding at end of period..... 1,309,741 1,109,109 1,322,818 1,089,643   764,291   776,605   903,863
Advantus Mortgage Securities Sub-Account:
 Unit value at beginning of period................     $3.92     $3.64     $4.18     $4.06     $3.86     $3.76     $3.59
 Unit value at end of period......................     $4.18     $3.92     $3.64     $4.18     $4.06     $3.86     $3.76
 Number of units outstanding at end of period.....   315,683   318,681   335,321   390,553   486,528   507,944   556,006
Advantus Real Estate Securities Sub-Account:
 Unit value at beginning of period................     $2.23     $1.79     $2.82     $3.35     $2.57     $2.32     $1.71
 Unit value at end of period......................     $2.87     $2.23     $1.79     $2.82     $3.35     $2.57     $2.32
 Number of units outstanding at end of period.....   643,536   682,342   679,926   878,733 1,141,295 1,070,083 1,133,763
Credit Suisse Trust International Equity Flex III
 Sub-Account (i) (m) (p):
 Unit value at beginning of period................     $0.54     $0.41     $0.77     $0.80     $0.71     $0.61     $0.52
 Unit value at end of period......................     $0.60     $0.54     $0.41     $0.77     $0.80     $0.71     $0.61
 Number of units outstanding at end of period.....   672,981   461,201   440,828   407,166   411,556   341,828   223,271
Fidelity(R) VIP Contrafund(R) Sub-Account:
 Unit value at beginning of period................     $1.30     $0.96     $1.67     $1.43     $1.28     $1.10     $0.96
 Unit value at end of period......................     $1.51     $1.30     $0.96     $1.67     $1.43     $1.28     $1.10
 Number of units outstanding at end of period.....   358,633   401,485   446,888   532,469   585,985   614,298   523,325
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period................     $1.21     $0.93     $1.64     $1.62     $1.35     $1.28     $1.15
 Unit value at end of period......................     $1.39     $1.21     $0.93     $1.64     $1.62     $1.35     $1.28
 Number of units outstanding at end of period.....   259,146   272,663   307,647   400,885   383,000   360,838   439,252
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period................     $2.38     $1.71     $2.83     $2.46     $2.19     $1.86     $1.49
 Unit value at end of period......................     $3.06     $2.38     $1.71     $2.83     $2.46     $2.19     $1.86
 Number of units outstanding at end of period.....   322,365   334,393   393,854   485,970   464,328   482,445   457,616
Franklin Small-Mid Cap Growth Securities
 Sub-Account (j):
 Unit value at beginning of period................     $0.77     $0.54     $0.94     $0.84     $0.78     $0.74     $0.67
 Unit value at end of period......................     $0.98     $0.77     $0.54     $0.94     $0.84     $0.78     $0.74
 Number of units outstanding at end of period.....   905,629   765,317   581,246   593,755   443,511   386,104   399,603
Templeton Developing Markets Securities
 Sub-Account:
 Unit value at beginning of period................     $1.70     $0.98     $2.08     $1.62     $1.27     $1.00     $0.80
 Unit value at end of period......................     $1.99     $1.70     $0.98     $2.08     $1.62     $1.27     $1.00
 Number of units outstanding at end of period..... 1,321,578 1,193,419 1,063,123 1,178,491 1,076,042 1,186,943   649,033
Ivy Funds VIP Balanced Sub-Account (n):
 Unit value at beginning of period................     $4.59     $4.06     $5.15     $4.54     $4.09     $3.90     $3.58
 Unit value at end of period-.....................     $5.37     $4.59     $4.06     $5.15     $4.54     $4.09     $3.90
 Number of units outstanding at end of period.....   997,752 1,008,042 1,094,210 1,133,536 1,140,742 1,230,399 1,306,293
Ivy Funds VIP Core Equity Sub-Account (n):
 Unit value at beginning of period................     $1.22     $0.98     $1.51     $1.33     $1.14     $1.04     $0.95



                                                   ---------------------------------
                                                       2003       2002      2001
                                                   ---------    --------- ---------
Advantus Bond Sub-Account:
 Unit value at beginning of period................     $3.21        $2.91     $2.70
 Unit value at end of period......................     $3.38        $3.21     $2.91
 Number of units outstanding at end of period..... 1,323,019    1,509,934 1,709,084
Advantus Index 400 Mid-Cap Sub-Account:
 Unit value at beginning of period................     $1.30        $1.53     $1.55
 Unit value at end of period......................     $1.74        $1.30     $1.53
 Number of units outstanding at end of period.....   689,419      439,481   356,197
Advantus Index 500 Sub-Account:
 Unit value at beginning of period................     $3.51        $4.53     $5.16
 Unit value at end of period......................     $4.48        $3.51     $4.53
 Number of units outstanding at end of period..... 2,819,730    2,672,983 2,891,401
Advantus International Bond Sub-Account:
 Unit value at beginning of period................     $1.24        $1.06     $1.07
 Unit value at end of period......................     $1.49        $1.24     $1.06
 Number of units outstanding at end of period.....   574,356      400,367    89,097
Advantus Money Market Sub-Account:
 Unit value at beginning of period................     $2.07        $2.04     $1.97
 Unit value at end of period......................     $2.08        $2.07     $2.04
 Number of units outstanding at end of period..... 1,052,431    1,050,180 1,593,977
Advantus Mortgage Securities Sub-Account:
 Unit value at beginning of period................     $3.45        $3.15     $2.90
 Unit value at end of period......................     $3.59        $3.45     $3.15
 Number of units outstanding at end of period.....   645,952      996,342   812,810
Advantus Real Estate Securities Sub-Account:
 Unit value at beginning of period................     $1.21        $1.13     $1.03
 Unit value at end of period......................     $1.71        $1.21     $1.13
 Number of units outstanding at end of period.....   669,137      666,006   246,482
Credit Suisse Trust International Equity Flex III
 Sub-Account (i) (m) (p):
 Unit value at beginning of period................     $0.35        $0.54     $0.75
 Unit value at end of period......................     $0.52        $0.35     $0.54
 Number of units outstanding at end of period.....   246,390        7,145     5,984
Fidelity(R) VIP Contrafund(R) Sub-Account:
 Unit value at beginning of period................     $0.75        $0.83     $0.95
 Unit value at end of period......................     $0.96        $0.75     $0.83
 Number of units outstanding at end of period.....   491,589      373,678   365,617
Fidelity(R) VIP Equity-Income Sub-Account:
 Unit value at beginning of period................     $0.89        $1.07     $1.14
 Unit value at end of period......................     $1.15        $0.89     $1.07
 Number of units outstanding at end of period.....   425,493      344,939   271,988
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period................     $1.08        $1.20     $1.25
 Unit value at end of period......................     $1.49        $1.08     $1.20
 Number of units outstanding at end of period.....   405,161      457,848   396,693
Franklin Small-Mid Cap Growth Securities
 Sub-Account (j):
 Unit value at beginning of period................     $0.49        $0.68     $0.81
 Unit value at end of period......................     $0.67        $0.49     $0.68
 Number of units outstanding at end of period.....   310,441      391,060   127,846
Templeton Developing Markets Securities
 Sub-Account:
 Unit value at beginning of period................     $0.52        $0.53     $0.57
 Unit value at end of period......................     $0.80        $0.52     $0.53
 Number of units outstanding at end of period.....   398,778      409,691   212,265
Ivy Funds VIP Balanced Sub-Account (n):
 Unit value at beginning of period................     $2.96(b)     $3.26     $3.82
 Unit value at end of period-.....................     $3.58        $2.96     $3.26
 Number of units outstanding at end of period..... 1,398,209    1,646,647 1,760,361
Ivy Funds VIP Core Equity Sub-Account (n):
 Unit value at beginning of period................     $0.79(g)     $1.10     $1.19

                                                                                            YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                       2010      2009      2008      2007      2006      2005      2004
                                                     --------- --------- --------- --------- --------- --------- ---------
 Unit value at end of period........................     $1.47     $1.22     $0.98     $1.51     $1.33     $1.14     $1.04
 Number of units outstanding at end of period.......   330,234   301,740   295,682   301,122   306,698   312,853   285,577
Ivy Funds VIP Growth Sub-Account (n):
 Unit value at beginning of period..................     $3.52     $2.78     $4.37     $3.48     $3.31     $2.98     $2.89
 Unit value at end of period........................     $3.96     $3.52     $2.78     $4.37     $3.48     $3.31     $2.98
 Number of units outstanding at end of period....... 1,927,777 2,003,527 2,186,959 2,316,354 2,435,746 2,898,741 3,046,480
Ivy Funds VIP International Core Equity Sub-Account
 (l) (n) (q):
 Unit value at beginning of period..................     $4.22     $3.08     $5.35     $4.87     $3.77     $3.39     $2.77
 Unit value at end of period........................     $4.80     $4.22     $3.08     $5.35     $4.87     $3.77     $3.39
 Number of units outstanding at end of period....... 1,584,045 1,581,311 1,511,693 1,575,245 1,546,289 1,621,026 1,626,427
Ivy Funds VIP Micro Cap Growth Sub-Account (n):
 Unit value at beginning of period..................     $1.65     $1.17     $2.26     $2.13     $1.90     $1.57     $1.43
 Unit value at end of period........................     $2.33     $1.65     $1.17     $2.26     $2.13     $1.90     $1.57
 Number of units outstanding at end of period.......   431,003   365,836   450,390   469,430   450,224   519,057   395,674
Ivy Funds VIP Small Cap Growth Sub-Account (n):
 Unit value at beginning of period..................     $2.56     $1.90     $3.13     $2.76     $2.63     $2.34     $2.05
 Unit value at end of period........................     $3.29     $2.56     $1.90     $3.13     $2.76     $2.63     $2.34
 Number of units outstanding at end of period.......   994,997 1,022,599 1,116,279 1,094,174 1,177,218 1,338,400 1,439,431
Ivy Funds VIP Small Cap Value Sub-Account (n):
 Unit value at beginning of period..................     $2.04     $1.58     $2.14     $2.24     $1.92     $1.84     $1.60
 Unit value at end of period........................     $2.57     $2.04     $1.58     $2.14     $2.24     $1.92     $1.84
 Number of units outstanding at end of period.......   658,733   675,082   778,639   895,669   983,861 1,065,168 1,106,683
Ivy Funds VIP Value Sub-Account (n):
 Unit value at beginning of period..................     $2.52     $1.99     $3.01     $2.96     $2.54     $2.43     $2.12
 Unit value at end of period........................     $2.98     $2.52     $1.99     $3.01     $2.96     $2.54     $2.43
 Number of units outstanding at end of period.......   652,033   607,581   746,799   740,874   774,915   872,555   793,157
Janus Aspen Forty Sub-Account (k):
 Unit value at beginning of period..................     $1.02     $0.70     $1.26     $0.93     $0.85     $0.76     $0.64
 Unit value at end of period........................     $1.09     $1.02     $0.70     $1.26     $0.93     $0.85     $0.76
 Number of units outstanding at end of period....... 2,037,075 1,734,254 1,539,090 1,224,006   905,282   841,211   531,620
Janus Aspen Overseas Sub-Account (o) (q):
 Unit value at beginning of period..................     $1.58     $0.88     $1.85     $1.45     $0.99     $0.75     $0.63
 Unit value at end of period........................     $1.97     $1.58     $0.88     $1.85     $1.45     $0.99     $0.75
 Number of units outstanding at end of period....... 3,070,807 2,899,377 2,460,029 2,759,158 2,329,643   850,133   599,490



                                                     ---------------------------------
                                                         2003       2002      2001
                                                     ---------    --------- ---------
 Unit value at end of period........................     $0.95        $0.79     $1.10
 Number of units outstanding at end of period.......   307,576      344,497   293,780
Ivy Funds VIP Growth Sub-Account (n):
 Unit value at beginning of period..................     $2.31(a)     $3.10     $4.13
 Unit value at end of period........................     $2.89        $2.31     $3.10
 Number of units outstanding at end of period....... 3,168,835    1,657,162 1,842,615
Ivy Funds VIP International Core Equity Sub-Account
 (l) (n) (q):
 Unit value at beginning of period..................     $1.89(c)     $2.30     $2.60
 Unit value at end of period........................     $2.77        $1.89     $2.30
 Number of units outstanding at end of period....... 1,744,785    1,611,358 1,775,314
Ivy Funds VIP Micro Cap Growth Sub-Account (n):
 Unit value at beginning of period..................     $0.93(h)     $1.65     $1.86
 Unit value at end of period........................     $1.43        $0.93     $1.65
 Number of units outstanding at end of period.......   380,788      359,196   256,057
Ivy Funds VIP Small Cap Growth Sub-Account (n):
 Unit value at beginning of period..................     $1.39(d)     $2.04     $2.39
 Unit value at end of period........................     $2.05        $1.39     $2.04
 Number of units outstanding at end of period....... 1,378,769    1,459,735 1,605,262
Ivy Funds VIP Small Cap Value Sub-Account (n):
 Unit value at beginning of period..................     $1.07(f)     $1.35     $1.17
 Unit value at end of period........................     $1.60        $1.07     $1.35
 Number of units outstanding at end of period.......   783,072      856,647   522,183
Ivy Funds VIP Value Sub-Account (n):
 Unit value at beginning of period..................     $1.67(e)     $1.98     $2.21
 Unit value at end of period........................     $2.12        $1.67     $1.98
 Number of units outstanding at end of period.......   767,590      923,303   958,634
Janus Aspen Forty Sub-Account (k):
 Unit value at beginning of period..................     $0.53        $0.64     $0.82
 Unit value at end of period........................     $0.64        $0.53     $0.64
 Number of units outstanding at end of period.......   613,591      622,761   628,238
Janus Aspen Overseas Sub-Account (o) (q):
 Unit value at beginning of period..................     $0.47        $0.64     $0.83
 Unit value at end of period........................     $0.63        $0.47     $0.64
 Number of units outstanding at end of period.......   595,244      588,793   510,863



(a)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Growth Portfolio.
(b)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.
(c)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund International Stock Portfolio.
(d)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.
(e)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Value Stock Portfolio.
(f)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Value Portfolio.
(g)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Core Equity Portfolio.
(h)Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.
(i)Prior to May 1, 2005, the sub-account was known as Credit Suisse Trust Global Post-Venture Capital Portfolio.
(j)Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.
(k)Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.
(l)Prior to May 1, 2005, the sub-account was known as W&R Target International II Portfolio.
(m)Prior to May 1, 2009, the sub-account was known as Credit Suisse Global Small Cap Portfolio.
(n)W&R Target Funds, Inc. changed to Ivy Funds Variable Insurance Portfolios effective July 31, 2008.
(o)Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.
(p)Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse International Flex III Portfolio effective December 15, 2009.
(q)Ivy Funds VIP International Value changed to Ivy Funds VIP International Core Equity effective April 30, 2010.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES




The illustration included in this appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 4.67% and 10.00%.

For illustration purposes, an average annual expense equal to 1.17% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 1.17% includes: .15% for contract administration and an average of 1.02% for investment management and other fund expenses. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual fund operating expenses with waivers or reductions applied. This illustration does not reflect the portfolio options available to University of Minnesota participants.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in Sub-Account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 3.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $574.60

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 3.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 4.67% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                    VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                                    [CHART]

Age     0.00% (-1.22% Net)   4.65% (3.50% Net)   10.00% (8.85% Net)
---     ------------------   -----------------   ------------------
65           $575                 $575               $575
68           $500                 $575               $667
71           $434                 $575               $774
74           $378                 $575               $899
77           $328                 $575             $1,044
80           $285                 $575             $1,212
83           $248                 $575             $1,407
86           $216                 $575             $1,634
89           $187                 $575             $1,897
92           $163                 $575             $2,202
95           $142                 $575             $2,556
98           $123                 $575             $2,968

                  VARIABLE ANNUITY INCOME--SUPPORTING DETAIL



                             MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------------------------
              BEGINNING      0.00% GROSS          4.67% GROSS        10.00% GROSS
              OF YEAR    AGE (-1.17% NET)         (3.50% NET)        (8.83% NET)
              ---------  --- ------------         -----------        -----------
                    1... 65      $575                $575                 $575
                    4... 68      $500                $575                 $668
                    7... 71      $436                $575                 $777
                   10... 74      $379                $575                 $903
                   13... 77      $330                $575               $1,050
                   16... 80      $287                $575               $1,220
                   19... 83      $250                $575               $1,419
                   22... 86      $218                $575               $1,649
                   25... 89      $190                $575               $1,918
                   28... 92      $165                $575               $2,229
                   31... 95      $144                $575               $2,592
                   34... 98      $125                $575               $3,013



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $608.46.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 Plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental
Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                            Variable Annuity Account
         Cross Reference Sheet to Statement of Additional Information

                                    Form N-4

Item Number         Caption in Statement of Additional Information
---------------     ------------------------------------------------------------
    15.             Cover Page
    16.             Cover Page
    17.             General Information and History
    18.             Not Applicable
    19.             Not Applicable
    20.             Distribution of Contracts
    21.             Performance
    22.             Not Applicable
    23.             Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141


              (University of Minnesota retirement plan participants
                      should call: 1-800-421-3334 or visit:
                           www.umnplans.securian.com)


                       STATEMENT OF ADDITIONAL INFORMATION



THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: April 29, 2011



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc., Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2010, 2009 and 2008 were $22,822,806, $22,067,205 and $25,216,983 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).


The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.

Berthel Fisher & Company
701 Tama Street, Building B
Marion, Iowa 52302

Cambridge Investment Research
1776 Pleasant Plain Road
Fairfield, Iowa 52556

Cannon Financial Institute
PO Box 6447
Athens, GA 30604

Capital Investment Group, INC.
17 Glenwood Avenue
Raleigh, NC 27603

First Allied Securities, INC.
Advanced Equities Plaza
655 West Broadway, 12th Floor
San Diego, CA 92101

Questar Capital Corp.
5701 Golden Hills Drive
Minneapolis, MN 55416

Capital Financial Group
11140 Rockville Pike, 4th Floor
Rockville, MD 20852

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333

                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the administrative charge. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                      T = (ERV/P) TO THE POWER OF (1/N) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS


We may also calculate non-standardized returns which may or may not reflect any charges for premium taxes and/or any other taxes, and any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [ (Base Period Return + 1) (365/7) ] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the administrative charge.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                 YIELD = 2[a-b + 1)6 - 1]
                           CD

Where a = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the administrative charge, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' "(the Company)" and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


The audit report covering the December 31, 2010 consolidated financial statements and supplementary schedules of the Company refers to a change in the method of accounting for other-than-temporary impairments of fixed maturity investment securities.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

[KPMG LOGO]

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                                December 31, 2010

     (With Report of Independent Registered Public Accounting Firm thereon)

[KPMG LOGO]

                    KPMG LLP
                    4200 Wells Fargo Center
                    90 South Seventh Street
                    Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2010, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2010 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2010, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Minneapolis, Minnesota
April 4, 2011

                    KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
                    ("KPMG International"), a Swiss entity.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                            ADVANTUS      ADVANTUS     ADVANTUS    ADVANTUS
                                      ADVANTUS     ADVANTUS     ADVANTUS    MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                        BOND        MONEY      INDEX 500   SECURITIES       BOND        MID-CAP   SECURITIES
                                       CLASS 2      MARKET      CLASS 2      CLASS 2      CLASS 2       CLASS 2     CLASS 2
                                    ------------  ----------  -----------  ----------  -------------  ----------  -----------
ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Bond Portfolio, 112,230,798
      shares at net asset value of
      $1.73 per share
      (cost $167,062,431)           $193,862,879          --           --          --            --           --           --
   Money Market Portfolio,
      52,965,219 shares at net
      asset value of $1.00 per
      share (cost $52,945,252)                --  52,945,252           --          --            --           --           --
   Index 500 Portfolio, 30,879,778
      shares at net asset value of
      $4.36 per share
      (cost $106,281,892)                     --          --  134,709,511          --            --           --           --
   Mortgage Securities Portfolio,
      42,353,368 shares at net
      asset value of $1.58 per
      share (cost $59,476,795)                --          --           --  66,859,408            --           --           --
   International Bond Portfolio,
      36,671,729 shares at net
      asset value of $2.11 per
      share (cost $54,039,701)                --          --           --          --    77,196,483           --           --
   Index 400 Mid-Cap Portfolio,
      31,520,446 shares at net
      asset value of $2.16 per
      share (cost $53,309,496)                --          --           --          --            --   68,004,574           --
   Real Estate Securities
      Portfolio, 22,612,387 shares
      at net asset value of $2.47
      per share (cost $47,301,197)            --          --           --          --            --           --   55,834,348
                                    ------------  ----------  -----------  ----------    ----------   ----------   ----------
                                     193,862,879  52,945,252  134,709,511  66,859,408    77,196,483   68,004,574   55,834,348
Receivable from Minnesota Life for
   Contract purchase payments                 --          --        7,976          --            --        5,326       40,459
Receivable for investments sold           97,659      22,420           --     121,638        71,688           --           --
                                    ------------  ----------  -----------  ----------    ----------   ----------   ----------
   Total assets                      193,960,538  52,967,672  134,717,487  66,981,046    77,268,171   68,009,900   55,874,807
                                    ------------  ----------  -----------  ----------    ----------   ----------   ----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges          98,646      22,631           --     121,858        71,964           --           --
Payable for investments purchased             --          --        8,103          --            --        5,682       40,755
                                    ------------  ----------  -----------  ----------    ----------   ----------   ----------
   Total liabilities                      98,646      22,631        8,103     121,858        71,964        5,682       40,755
                                    ------------  ----------  -----------  ----------    ----------   ----------   ----------
   Net assets applicable to
      Contract owners               $193,861,892  52,945,041  134,709,384  66,859,188    77,196,207   68,004,218   55,834,052
                                    ============  ==========  ===========  ==========    ==========   ==========   ==========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     192,781,339  52,594,588   84,866,712  65,812,820    76,898,151   67,682,242   55,359,278
Contracts in annuity payment
   period (note 2)                     1,080,553     350,453   49,842,672   1,046,368       298,056      321,976      474,774
                                    ------------  ----------  -----------  ----------    ----------   ----------   ----------
   Total Contract Owners' Equity
      (notes 6 and 7)               $193,861,892  52,945,041  134,709,384  66,859,188    77,196,207   68,004,218   55,834,052
                                    ============  ==========  ===========  ==========    ==========   ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                                                               ALLIANCE     AMERICAN    AMERICAN
                                    INVESCO V.I.  INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN      CENTURY     CENTURY
                                        BASIC       CAPTIAL         CORE        SMALL CAP   INTERNATIONAL    INCOME     INFLATION
                                      BALANCED    APPRECIATION     EQUITY        EQUITY         VALUE      AND GROWTH  PROTECTION
                                    ------------  ------------  ------------  ------------  -------------  ----------  ----------
ASSETS
Investments in shares of the
   Invesco Variable Insurance
   Funds:
   Basic Balanced Fund, 136,327
      shares at net asset value of
      $9.17 per share
      (cost $1,367,980)              $1,250,119            --            --            --           --             --          --
   Capital Appreciation Fund,
      239,483 shares at net asset
      value of $22.92 per share
      (cost $5,843,237)                      --     5,488,957            --            --           --             --          --
   Core Equity Fund, 46,267 shares
      at net asset value of $26.82
      per share (cost $1,154,335)            --            --     1,240,884            --           --             --          --
   Small Cap Equity Fund, 575,979
      shares at net asset value of
      $16.27 per share
      (cost $6,750,141)                      --            --            --     9,371,178           --             --          --
Investments in shares of the
   Alliance Bernstein Funds:
   International Value, 49,267
      shares at net asset value of
      $14.77 per share
      (cost $714,622)                        --            --            --            --      727,671             --          --
Investments in shares of the
   American Century Variable
   Portfolios, Inc.:
   Income and Growth, 423,949
      shares at net asset value of
      $6.05 per share
      (cost $3,025,178)                      --            --            --            --           --      2,564,893          --
   Inflation Protection, 2,047,825
      shares at net asset value of
      $11.09 per share
      (cost $21,992,467)                     --            --            --            --           --             --  22,710,383
                                     ----------     ---------     ---------     ---------      -------      ---------  ----------
                                      1,250,119     5,488,957     1,240,884     9,371,178      727,671      2,564,893  22,710,383
Receivable from Minnesota Life for
   Contract purchase payments                --           283            --        37,300           --             --      37,792
Receivable for investments sold              58            --            53            --           34            102          --
                                     ----------     ---------     ---------     ---------      -------      ---------  ----------
   Total assets                       1,250,177     5,489,240     1,240,937     9,408,478      727,705      2,564,995  22,748,175
                                     ----------     ---------     ---------     ---------      -------      ---------  ----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges             66            --            63            --           45            118          --
Payable for investments purchased            --           310            --        37,371           --             --      37,959
                                     ----------     ---------     ---------     ---------      -------      ---------  ----------
   Total liabilities                         66           310            63        37,371           45            118      37,959
                                     ----------     ---------     ---------     ---------      -------      ---------  ----------
   Net assets applicable to
      Contract owners                $1,250,111     5,488,930     1,240,874     9,371,107      727,660      2,564,877  22,710,216
                                     ==========     =========     =========     =========      =======      =========  ==========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period      1,250,111     5,488,930     1,240,874     9,371,107      727,660      2,564,877  22,710,216
Contracts in annuity payment
   period (note 2)                           --            --            --            --           --             --          --
                                     ----------     ---------     ---------     ---------      -------      ---------  ----------
   Total Contract Owners' Equity
      (notes 6 and 7)                $1,250,111     5,488,930     1,240,874     9,371,107      727,660      2,564,877  22,710,216
                                     ==========     =========     =========     =========      =======      =========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                         SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                             CREDIT SUISSE
                                      AMERICAN    AMERICAN       TRUST         FIDELITY
                                      CENTURY      CENTURY    INTERNATIONAL     VIP HIGH  FIDELITY VIP   FIDELITY VIP  FIDELITY VIP
                                       ULTRA        VALUE    EQUITY FLEX III    INCOME     CONTRAFUND   EQUITY-INCOME     MID-CAP
                                    -----------  ----------  ---------------  ----------  ------------  -------------  ------------
ASSETS
Investments in shares of the
   American Century Variable
   Portfolios, Inc.:
   Ultra Fund, 4,104,401 shares
      at net asset value of $9.28
      per share (cost $38,414,547)  $38,088,844          --            --             --           --             --            --
   Value Fund, 6,362,884 shares at
      net asset value of $5.86 per
      share (cost $42,837,987)               --  37,286,503            --             --           --             --            --
Investments in shares of the
   Credit Suisse Trust:
   International Equity Flex III,
      183,635 shares at net asset
      value of $6.57 per share
      (cost $1,256,219)                      --          --     1,206,483             --           --             --            --
Investments in shares of the
   Fidelity Variable Insurance
   Products Fund:
   High Income Portfolio,
      2,554,725 shares at net
      asset value of $5.45 per
      share (cost $12,638,080)               --          --            --     13,923,250           --             --            --
   Contrafund Portfolio, 2,125,066
      shares at net asset value of
      $23.49 per share
      (cost $57,371,693)                     --          --            --             --   49,917,797             --            --
   Equity Income Portfolio,
      5,210,469 shares at net
      asset value of $18.75 per
      share (cost $115,098,037)              --          --            --             --           --     97,696,300            --
   Mid-Cap Portfolio, 1,457,984
      shares at net asset value of
      $32.13 per share
      (cost $42,864,616)                     --          --            --             --           --             --    46,845,037
                                    -----------  ----------     ---------     ----------   ----------     ----------    ----------
                                     38,088,844  37,286,503     1,206,483     13,923,250   49,917,797     97,696,300    46,845,037
Receivable from Minnesota Life for
   Contract purchase payments                --       3,755            --          5,469           --             --            --
Receivable for investments sold           7,250          --            32             --       16,082         17,689         1,367
                                    -----------  ----------     ---------     ----------   ----------     ----------    ----------
   Total assets                      38,096,094  37,290,258     1,206,515     13,928,719   49,933,879     97,713,989    46,846,404
                                    -----------  ----------     ---------     ----------   ----------     ----------    ----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges          7,503          --            32             --       16,288         18,215         1,543
Payable for investments purchased            --       3,973            --          5,572           --             --            --
                                    -----------  ----------     ---------     ----------   ----------     ----------    ----------
   Total liabilities                      7,503       3,973            32          5,572       16,288         18,215         1,543
                                    -----------  ----------     ---------     ----------   ----------     ----------    ----------
   Net assets applicable to
      Contract owners               $38,088,591  37,286,285     1,206,483     13,923,147   49,917,591     97,695,774    46,844,861
                                    ===========  ==========     =========     ==========   ==========     ==========    ==========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     37,840,876  37,286,285     1,205,599     13,923,147   49,680,029     97,193,030    46,420,349
Contracts in annuity payment
   period (note 2)                      247,715          --           884             --      237,562        502,744       424,512
                                    -----------  ----------     ---------     ----------   ----------     ----------    ----------
   Total Contract Owners' Equity
      (notes 6 and 7)               $38,088,591  37,286,285     1,206,483     13,923,147   49,917,591     97,695,774    46,844,861
                                    ===========  ==========     =========     ==========   ==========     ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                               FRANKLIN                   TEMPLETON                  GOLDMAN
                                     FRANKLIN     FRANKLIN   LARGE CAP      FRANKLIN     DEVELOPING    TEMPLETON    SACHS VIT
                                     SMALL CAP      SMALL       GROWTH    MUTUAL SHARES    MARKETS    GLOBAL ASSET GOVERNMENT
                                       VALUE       MID CAP    SECURITIES    SECURITIES    SECURITIES   ALLOCATION    INCOME
                                    ----------  ----------  -----------  -------------  -----------  ------------  ----------
ASSETS
Investments in shares of the
   Franklin Templeton Variable
   Insurance Products Fund:
   Small Cap Value Fund, 490,034
      shares at net asset value of
      $16.25 per share
      (cost $5,869,396)             $7,963,058          --          --             --            --       --              --
   Small Mid Cap Fund, 528,451
      shares at net asset value of
      $21.53 per share
      (cost $10,257,377)                    --  11,377,540          --             --            --       --              --
   Large Cap Growth Fund, 199,642
      shares at net asset value of
      $14.86 per share
      (cost $2,863,210)                     --          --   2,966,687             --            --       --              --
   Mutual Shares Securities Fund,
      674,696 shares at net asset
      value of $15.95 per share
      (cost $12,215,224)                    --          --          --     10,761,397            --       --              --
   Developing Mkts Securities
      Fund, 3,208,982 shares at
      net asset value of $11.30
      per share (cost $33,395,363)          --          --          --             --    36,261,492       --              --
   Global Asset Allocation Fund,
      shares at net asset value of
      $0.00 per share (cost $0)             --          --          --             --            --       --              --
Investments in shares of the
   Goldman Sachs VIT Fund:
   Government Income Fund, 411,324
      shares at net asset value of
      $10.56 per share
      (cost $4,407,395)                     --          --          --             --            --       --       4,343,577
                                    ----------  ----------   ---------     ----------    ----------      ---       ---------
                                     7,963,058  11,377,540   2,966,687     10,761,397    36,261,492       --       4,343,577
Receivable from Minnesota Life for
   Contract purchase payments               --          --          --             --           574       --          31,052
Receivable for investments sold          2,934       9,506         123            764            --       --              --
                                    ----------  ----------   ---------     ----------    ----------      ---       ---------
   Total assets                      7,965,992  11,387,046   2,966,810     10,762,161    36,262,066       --       4,374,629
                                    ----------  ----------   ---------     ----------    ----------      ---       ---------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges         2,994       9,542         146            823            --       --              --
Payable for investments purchased           --          --          --             --           745       --          31,078
                                    ----------  ----------   ---------     ----------    ----------      ---       ---------
   Total liabilities                     2,994       9,542         146            823           745       --          31,078
                                    ----------  ----------   ---------     ----------    ----------      ---       ---------
   Net assets applicable to
      Contract owners               $7,962,998  11,377,504   2,966,664     10,761,338    36,261,321       --       4,343,551
                                    ==========  ==========   =========     ==========    ==========      ===       =========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     7,962,998  11,324,835   2,966,664     10,761,338    35,889,366       --       4,343,551
Contracts in annuity payment
   period (note 2)                          --      52,669          --             --       371,955       --              --
                                    ----------  ----------   ---------     ----------    ----------      ---       ---------
   Total Contract Owners' Equity
      (notes 6 and 7)               $7,962,998  11,377,504   2,966,664     10,761,338    36,261,321       --       4,343,551
                                    ==========  ==========   =========     ==========    ==========      ===       =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                  SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                                                    INVESCO
                                     IBBOTSON                                          IBBOTSON    VAN KAMPEN      INVESCO
                                    AGGRESSIVE   IBBOTSON     IBBOTSON     IBBOTSON     INCOME    V.I. CAPITAL   VAN KAMPEN
                                      GROWTH     BALANCED   CONSERVATIVE    GROWTH    AND GROWTH     GROWTH     V.I. COMSTOCK
                                    ----------  ----------  ------------  ----------  ----------  ------------  -------------
ASSETS
Investments in shares of the
   Ibbotson Funds:
   Aggressive Growth Fund, 279,847
      shares at net asset value of
      $9.26 per share
      (cost $1,991,654)             $2,591,382          --           --           --          --          --             --
   Balanced Fund, 4,731,533 shares
      at net asset value of $10.17
      per share (cost $40,450,761)          --  48,119,692           --           --          --          --             --
   Conservative Fund, 964,613
      shares at net asset value of
      $11.07 per share
      (cost $9,970,170)                     --          --   10,678,265           --          --          --             --
   Growth Fund, 2,930,524 shares
      at net asset value of $9.65
      per share (cost $22,325,932)          --          --           --   28,279,560          --          --             --
   Income and Growth Fund,
      2,219,886 shares at net
      asset value of $10.64 per
      share (cost $21,225,481)              --          --           --           --  23,619,586          --             --
Investments in shares of the
   Invesco Van Kampen Funds:
   Capital Growth Fund, 12,130
      shares at net asset value of
      $33.49 per share
      (cost $346,446)                       --          --           --           --          --     406,236             --
   Comstock Fund, 665,208 shares
      at net asset value of $11.67
      per share (cost $7,700,687)           --          --           --           --          --          --      7,762,983
                                    ----------  ----------   ----------   ----------  ----------     -------      ---------
                                     2,591,382  48,119,692   10,678,265   28,279,560  23,619,586     406,236      7,762,983
Receivable from Minnesota Life for
   Contract purchase payments               --          --           --           --          --          --         12,768
Receivable for investments sold            124       1,955        4,150        1,539         958          18             --
                                    ----------  ----------   ----------   ----------  ----------     -------      ---------
   Total assets                      2,591,506  48,121,647   10,682,415   28,281,099  23,620,544     406,254      7,775,751
                                    ----------  ----------   ----------   ----------  ----------     -------      ---------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges           163       2,240        4,266        1,793       1,152          21             --
Payable for investments purchased           --          --           --           --          --          --         12,818
                                    ----------  ----------   ----------   ----------  ----------     -------      ---------
   Total liabilities                       163       2,240        4,266        1,793       1,152          21         12,818
                                    ----------  ----------   ----------   ----------  ----------     -------      ---------
   Net assets applicable to
      Contract owners               $2,591,343  48,119,407   10,678,149   28,279,306  23,619,392     406,233      7,762,933
                                    ==========  ==========   ==========   ==========  ==========     =======      =========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     2,591,343  48,119,407   10,678,149   28,279,306  23,619,392     406,233      7,762,933
Contracts in annuity payment
   period (note 2)                          --          --           --           --          --          --             --
                                    ----------  ----------   ----------   ----------  ----------     -------      ---------
   Total Contract Owners' Equity
      (notes 6 and 7)               $2,591,343  48,119,407   10,678,149   28,279,306  23,619,392     406,233      7,762,933
                                    ==========  ==========   ==========   ==========  ==========     =======      =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                      INVESCO      INVESCO                                                                  IVY
                                     VAN KAMPEN   VAN KAMPEN   IVY FUNDS VIP                     IVY                     FUNDS VIP
                                    V.I. GROWTH  V.I. MID CAP      ASSET      IVY FUNDS VIP   FUNDS VIP  IVY FUNDS VIP   DIVIDEND
                                     AND INCOME     VALUE         STRATEGY       BALANCED       BOND      CORE EQUITY     INCOME
                                    -----------  ------------  -------------  -------------  ----------  -------------  ----------
ASSETS
Investments in shares of the
   Invesco Van Kampen Funds:
   Growth and Income Fund, 191,124
      shares at net asset value
      of $18.37 per share
      (cost $3,230,426)              $3,510,940          --              --             --           --            --           --
   Mid Cap Value Fund, 15,924
      shares at net asset value of
      $12.72 per share
      (cost $169,689)                        --     202,558              --             --           --            --           --
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio,
      16,281,299 shares at net
      asset value of $9.91 per
      share (cost $158,498,646)              --          --     161,373,719             --           --            --           --
   Balanced Portfolio, 10,630,932
      shares at net asset value of
      $9.59 per share
      (cost $86,507,905)                     --          --              --    101,928,316           --            --           --
   Bond Portfolio, 13,159,961
      shares at net asset value of
      $5.60 per share
      (cost $72,579,150)                     --          --              --             --   73,637,878            --           --
   Core Equity Portfolio,
      2,119,388 shares at net
      asset value of $11.91 per
      share (cost $24,148,409)               --          --              --             --           --    25,242,968           --
   Dividend Income Portfolio,
      2,713,673 shares at net
      asset value of $6.86 per
      share (cost $17,790,257)               --          --              --             --           --            --   18,614,171
                                     ----------     -------     -----------    -----------   ----------    ----------   ----------
                                      3,510,940     202,558     161,373,719    101,928,316   73,637,878    25,242,968   18,614,171
Receivable from Minnesota Life for
   Contract purchase payments                --          --          18,468             --       48,867            --       37,422
Receivable for investments sold             134           9              --         42,043           --         5,734           --
                                     ----------     -------     -----------    -----------   ----------    ----------   ----------
   Total assets                       3,511,074     202,567     161,392,187    101,970,359   73,686,745    25,248,702   18,651,593
                                     ----------     -------     -----------    -----------   ----------    ----------   ----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges            150          11              --         42,169           --         5,877           --
Payable for investments purchased            --          --          19,586             --       49,130            --       37,548
                                     ----------     -------     -----------    -----------   ----------    ----------   ----------
   Total liabilities                        150          11          19,586         42,169       49,130         5,877       37,548
                                     ----------     -------     -----------    -----------   ----------    ----------   ----------
   Net assets applicable to
      Contract owners                $3,510,924     202,556     161,372,601    101,928,190   73,637,615    25,242,825   18,614,045
                                     ==========     =======     ===========    ===========   ==========    ==========   ==========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period      3,510,924     202,556     160,673,547     98,820,046   73,637,615    23,958,222   18,614,045
Contracts in annuity payment
   period (note 2)                           --          --         699,054      3,108,144           --     1,284,603           --
                                     ----------     -------     -----------    -----------   ----------    ----------   ----------
   Total Contract Owners' Equity
      (notes 6 and 7)                $3,510,924     202,556     161,372,601    101,928,190   73,637,615    25,242,825   18,614,045
                                     ==========     =======     ===========    ===========   ==========    ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                                                                                          IVY
                                        IVY     IVY FUNDS VIP       IVY       IVY FUNDS  IVY FUNDS VIP  IVY FUNDS VIP    FUNDS VIP
                                     FUNDS VIP  GLOBAL NATURAL   FUNDS VIP    VIP HIGH   INTERNATIONAL  INTERNATIONAL   MICRO-CAP
                                      ENERGY      RESOURCES        GROWTH      INCOME       GROWTH          VALUE        GROWTH
                                    ----------  --------------  -----------  ----------  -------------  -------------  ----------
ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Energy Portfolio, 1,289,367
      shares at net asset value of
      $6.39 per share
      (cost $7,067,431)             $8,245,114            --             --          --            --             --           --
   Global Natural Resources
      Portfolio, 6,865,466 shares
      at net asset value of $6.73
      per share (cost $42,619,941)          --    46,195,662             --          --            --             --           --
   Growth Portfolio, 16,378,292
      shares at net asset value of
      $10.38 per share
      (cost $155,676,749)                   --            --    169,967,361          --            --             --           --
   High Income Portfolio,
      11,622,007 shares at net
      asset value of $3.49 per
      share (cost $37,247,148)              --            --             --  40,570,104            --             --           --
   International Growth Portfolio,
      3,597,598 shares at net
      asset value of $8.51 per
      share (cost $29,154,993)              --            --             --          --    30,611,958             --           --
   International Value Portfolio,
      10,862,660 shares at net
      asset value of $17.29 per
      share (cost $199,243,066)             --            --             --          --            --    187,764,344           --
   Micro-Cap Growth Portfolio,
      927,653 shares at net asset
      value of $22.11 per share
      (cost $15,973,496)                    --            --             --          --            --             --   20,514,578
                                    ----------    ----------    -----------  ----------    ----------    -----------   ----------
                                     8,245,114    46,195,662    169,967,361  40,570,104    30,611,958    187,764,344   20,514,578
Receivable from Minnesota Life for
   Contract purchase payments           10,684         7,339         50,158          --        30,184             --           --
Receivable for investments sold             --            --             --      24,263            --         74,501       10,240
                                    ----------    ----------    -----------  ----------    ----------    -----------   ----------
   Total assets                      8,255,798    46,203,001    170,017,519  40,594,367    30,642,142    187,838,845   20,524,818
                                    ----------    ----------    -----------  ----------    ----------    -----------   ----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
      withdrawal payments and
      mortality and expense
      charges                               --            --             --      24,503            --         75,270       10,353
Payable for investments purchased       10,759         7,772         50,801          --        30,421             --           --
                                    ----------    ----------    -----------  ----------    ----------    -----------   ----------
   Total liabilities                    10,759         7,772         50,801      24,503        30,421         75,270       10,353
                                    ----------    ----------    -----------  ----------    ----------    -----------   ----------
   Net assets applicable to
      Contract owners               $8,245,039    46,195,229    169,966,718  40,569,864    30,611,721    187,763,575   20,514,465
                                    ==========    ==========    ===========  ==========    ==========    ===========   ==========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     8,245,039    46,195,229    168,774,093  40,569,864    30,424,313    187,763,575   20,445,765
Contracts in annuity payment
   period (note 2)                          --            --      1,192,625          --       187,408             --       68,700
                                    ----------    ----------    -----------  ----------    ----------    -----------   ----------
   Total Contract Owners' Equity
      (notes 6 and 7)               $8,245,039    46,195,229    169,966,718  40,569,864    30,611,721    187,763,575   20,514,465
                                    ==========    ==========    ===========  ==========    ==========    ===========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                   SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                        IVY          IVY         IVY         IVY          IVY          IVY      IVY FUNDS VIP
                                     FUNDS VIP    FUNDS VIP   FUNDS VIP   FUNDS VIP    FUNDS VIP    FUNDS VIP     PATHFINDER
                                      MID CAP       MONEY     MORTGAGE   PATHFINDER   PATHFINDER    PATHFINDER    MODERATELY
                                       GROWTH      MARKET    SECURITIES  AGGRESSIVE  CONSERVATIVE    MODERATE     AGGRESSIVE
                                    -----------  ----------  ----------  ----------  ------------  -----------  -------------
ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Mid Cap Growth Portfolio,
      1,954,609 shares at net
      asset value of $8.69 per
      share (cost $12,801,866)      $16,985,751          --      --              --           --            --            --
   Money Market Portfolio,
      10,497,832 shares at net
      asset value of $1.00 per
      share (cost $10,497,830)               --  10,497,832      --              --           --            --            --
   Mortgage Securities Portfolio,
      shares at net asset value of
      $0.00 per share (cost $0)              --          --      --              --           --            --            --
   Pathfinder Aggressive,
      1,649,979 shares at net
      asset value of $5.16 per
      share (cost $7,322,300)                --          --      --       8,511,580           --            --            --
   Pathfinder Conservative,
      5,050,018 shares at net
      asset value of $5.32 per
      share (cost $23,593,705)               --          --      --              --   26,885,286            --            --
   Pathfinder Moderate, 24,882,254
      shares at net asset value of
      $5.27 per share
      (cost $109,394,751)                    --          --      --              --           --   131,104,597            --
   Pathfinder Moderately
      Aggressive, 25,421,697
      shares at net asset value of
      $5.37 per share
      (cost $110,964,553)                    --          --      --              --           --            --   136,560,273
                                    -----------  ----------     ---       ---------   ----------   -----------   -----------
                                     16,985,751  10,497,832      --       8,511,580    26,885,286  131,104,597   136,560,273
Receivable from Minnesota Life for
   Contract purchase payments             6,657          --      --              --           --        64,439            --
Receivable for investments sold              --       5,170      --             346        1,378            --         8,317
                                    -----------  ----------     ---       ---------   ----------   -----------   -----------
   Total assets                      16,992,408  10,503,002      --       8,511,926   26,886,664   131,169,036   136,568,590
                                    -----------  ----------     ---       ---------   ----------   -----------   -----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges             --       5,198      --             400        1,403            --         8,477
Payable for investments purchased         6,783          --      --              --           --        64,639            --
                                    -----------  ----------     ---       ---------   ----------   -----------   -----------
   Total liabilities                      6,783       5,198      --             400        1,403        64,639         8,477
                                    -----------  ----------     ---       ---------   ----------   -----------   -----------
   Net assets applicable to
      Contract owners               $16,985,625  10,497,804      --       8,511,526   26,885,261   131,104,397   136,560,113
                                    ===========  ==========     ===       =========   ==========   ===========   ===========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     16,985,625  10,497,804      --       8,511,526   26,885,261   131,104,397   136,560,113
Contracts in annuity payment
   period (note 2)                           --          --      --              --           --            --            --
                                    -----------  ----------     ---       ---------   ----------   -----------   -----------
   Total Contract Owners' Equity
      (notes 6 and 7)               $16,985,625  10,497,804      --       8,511,526   26,885,261   131,104,397   136,560,113
                                    ===========  ==========     ===       =========   ==========   ===========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                         IVY
                                      FUNDS VIP       IVY         IVY          IVY         IVY
                                     PATHFINDER    FUNDS VIP   FUNDS VIP    FUNDS VIP   FUNDS VIP      IVY       JANUS
                                     MODERATELY   REAL ESTATE  SCIENCE &    SMALL CAP   SMALL CAP   FUNDS VIP    ASPEN
                                    CONSERVATIVE   SECURITIES  TECHNOLOGY    GROWTH       VALUE       VALUE     BALANCED
                                    ------------  -----------  ----------  ----------  ----------  ----------  ----------
ASSETS
Investments in shares of theIvy
   Funds VIP Target Funds, Inc.:
   Pathfinder Moderately
      Conservative, 8,128,375
      shares at net asset value of
      $5.34 per share
      (cost $37,114,394)            $43,409,588            --          --          --          --          --          --
   Real Estate Securities
      Portfolio, 1,963,496 shares
      at net asset value of $6.48
      per share (cost $12,688,913)           --    12,720,314          --          --          --          --          --
   Science & Technology Portfolio,
      2,373,743 shares at net
      asset value of $16.73 per
      share (cost $37,721,104)               --            --  39,711,289          --          --          --          --
   Small Cap Growth Portfolio,
      6,035,215 shares at net
      asset value of $10.53 per
      share (cost $58,762,561)               --            --          --  63,552,025          --          --          --
   Small Cap Value Portfolio,
      4,044,126 shares at net
      asset value of $16.78 per
      share (cost $58,709,818)               --            --          --          --  67,867,315          --          --
   Value Portfolio, 12,436,446
      shares at net asset value of
      $6.05 per share
      (cost $74,644,226)                     --            --          --          --          --  75,269,101          --
Investments in shares of Janus
   Aspen Series - Service Shares:
   Balanced Portfolio, 459,488
      shares at net asset value of
      $29.42 per share
      (cost $12,916,864)                     --            --          --          --          --          --  13,518,123
                                    -----------    ----------  ----------  ----------  ----------  ----------  ----------
                                     43,409,588    12,720,314  39,711,289  63,552,025  67,867,315  75,269,101  13,518,123
Receivable from Minnesota Life for
   Contract purchase payments           135,487            --      10,515          --          --          --      12,225
Receivable for investments sold              --           525          --       4,048      23,783      55,632          --
                                    -----------    ----------  ----------  ----------  ----------  ----------  ----------
   Total assets                      43,545,075    12,720,839  39,721,804  63,556,073  67,891,098  75,324,733  13,530,348
                                    -----------    ----------  ----------  ----------  ----------  ----------  ----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges             --           643          --       4,296      24,086      55,839          --
Payable for investments purchased       135,530            --      10,871          --          --          --      12,290
                                    -----------    ----------  ----------  ----------  ----------  ----------  ----------
   Total liabilities                    135,530           643      10,871       4,296      24,086      55,839      12,290
                                    -----------    ----------  ----------  ----------  ----------  ----------  ----------
   Net assets applicable to
      Contract owners               $43,409,545    12,720,196  39,710,933  63,551,777  67,867,012  75,268,894  13,518,058
                                    ===========    ==========  ==========  ==========  ==========  ==========  ==========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     43,409,545    12,720,196  39,651,165  62,896,110  67,444,005  74,771,670  13,518,058
Contracts in annuity payment
   period (note 2)                           --            --      59,768     655,667     423,007     497,224          --
                                    -----------    ----------  ----------  ----------  ----------  ----------  ----------
   Total Contract Owners' Equity
      (notes 6 and 7)               $43,409,545    12,720,196  39,710,933  63,551,777  67,867,012  75,268,894  13,518,058
                                    ===========    ==========  ==========  ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                    SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------
                                       JANUS                  JANUS ASPEN      MFS         MFS       MFS
                                       ASPEN     JANUS ASPEN    MID CAP     INVESTORS    MID CAP     NEW         MFS
                                       FORTY       OVERSEAS      VALUE     GROWTH STOCK   GROWTH  DISCOVERY     VALUE
                                    -----------  -----------  -----------  ------------  -------  ---------  ----------
ASSETS
Investments in shares of Janus
   Aspen Series - Service Shares:
   Aspen Forty Portfolio, 910,893
      shares at net asset value of
      $35.24 per share
      (cost $28,952,352)            $32,099,856           --          --            --        --         --          --
   Aspen Overseas Portfolio,
      1,723,903 shares at net
      asset value of $56.04 per
      share (cost $76,529,568)               --   96,607,509          --            --        --         --          --
   Aspen Mid Cap Value Portfolio,
      443,344 shares at net asset
      value of $15.74 per share
      (cost $5,628,950)                      --           --   6,978,236            --        --         --          --
Investments in shares of the MFS
   Variable Insurance Trust:
   Investors Growth Stock Series,
      2,345,415 shares at net
      asset value of $10.76 per
      share (cost $22,625,733)               --           --          --    25,236,661        --         --          --
   Mid Cap Growth Series, 133,569
      shares at net asset value of
      $5.84 per share
      (cost $681,968)                        --           --          --            --   780,041         --          --
   New Discovery Series, 535,682
      shares at net asset value of
      $17.74 per share
      (cost $7,241,663)                      --           --          --            --        --  9,502,992          --
   Value Fund, 4,753,927 shares at
      net asset value of $12.83
      per share (cost $57,949,296)           --           --          --            --        --         --  60,992,880
                                    -----------   ----------   ---------    ----------   -------  ---------  ----------
                                     32,099,856   96,607,509   6,978,236    25,236,661   780,041  9,502,992  60,992,880
Receivable from Minnesota Life for
   Contract purchase payments                --           --       7,704         9,964        --      2,313          --
Receivable for investments sold             177       18,853          --            --     4,534         --      30,659
                                    -----------   ----------   ---------    ----------   -------  ---------  ----------
      Total assets                   32,100,033   96,626,362   6,985,940    25,246,625   784,575  9,505,305  61,023,539
                                    -----------   ----------   ---------    ----------   -------  ---------  ----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges            313       19,327          --            --     4,539         --      31,077
Payable for investments purchased            --           --       7,758        10,128        --      2,374          --
                                    -----------   ----------   ---------    ----------   -------  ---------  ----------
      Total liabilities                     313       19,327       7,758        10,128     4,539      2,374      31,077
                                    -----------   ----------   ---------    ----------   -------  ---------  ----------
      Net assets applicable to
         Contract owners            $32,099,720   96,607,035   6,978,182    25,236,497   780,036  9,502,931  60,992,462
                                    ===========   ==========   =========    ==========   =======  =========  ==========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     31,922,088   96,317,880   6,978,182    25,236,497   780,036  9,397,719  60,967,515
Contracts in annuity payment
   period (note 2)                      177,632      289,155          --            --        --    105,212      24,947
                                    -----------   ----------   ---------    ----------   -------  ---------  ----------
      Total Contract Owners'
         Equity (notes 6 and 7)     $32,099,720   96,607,035   6,978,182    25,236,497   780,036  9,502,931  60,992,462
                                    ===========   ==========   =========    ==========   =======  =========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                   SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------------
                                     NEUBERGER
                                        AMT     OPPENHEIMER                OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS  PIMCO FUNDS
                                     SOCIALLY     CAPITAL     OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW     VIT TOTAL
                                    RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP       GROWTH       DURATION     RETURN
                                    ----------  ------------  -----------  -----------  -------------  -----------  -----------
ASSETS
Investments in shares of the
   Neuberger Funds:
   Socially Responsive Fund,
      31,603 shares at net asset
      value of $14.90 per share
      (cost $376,665)                $470,881            --            --         --             --            --            --
Investments in shares of the
   Oppenheimer Variable Account
   Funds:
   Capital Appreciation Fund,
      73,146 shares at net asset
      value of $39.99 per share
      (cost $2,786,898)                    --     2,925,107            --         --             --            --            --
   High Income Fund, 9,755,244
      shares at net asset value of
      $2.14 per share
      (cost $23,880,234)                   --            --    20,876,223         --             --            --            --
   Main Street Small Cap Fund,
      28,773 shares at net asset
      value of $17.50 per share
      (cost $381,968)                      --            --            --    503,525             --            --            --
Investments in shares of the
   Panorama Series Funds, Inc.:
   International Growth, 2,688,090
      shares at net asset value of
      $1.94 per share
      (cost $4,739,705)                    --            --            --         --      5,214,894            --            --
Investments in shares of the Pimco
   Funds:
   VIT Low Duration Fund, 870,661
      shares at net asset value of
      $10.44 per share
      (cost $9,073,058)                    --            --            --         --             --     9,089,703            --
   VIT Total Return Fund,
      1,632,924 shares at net
      asset value of $11.08 per
      share (cost $18,588,821)             --            --            --         --             --            --    18,092,793
                                     --------     ---------    ----------    -------      ---------     ---------    ----------
                                      470,881     2,925,107    20,876,223    503,525      5,214,894     9,089,703    18,092,793
Receivable from Minnesota Life for
   Contract purchase payments              --            --            --         --             --        43,029       126,240
Receivable for investments sold            22           124           328         24            661            --            --
                                     --------     ---------    ----------    -------      ---------     ---------    ----------
      Total assets                    470,903     2,925,231    20,876,551    503,549      5,215,555     9,132,732    18,219,033
                                     --------     ---------    ----------    -------      ---------     ---------    ----------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges           27           141           454         31            699            --            --
Payable for investments purchased          --            --            --         --             --        43,098       126,392
                                     --------     ---------    ----------    -------      ---------     ---------    ----------
      Total liabilities                    27           141           454         31            699        43,098       126,392
                                     --------     ---------    ----------    -------      ---------     ---------    ----------
      Net assets applicable to
         Contract owners             $470,876     2,925,090    20,876,097    503,518      5,214,856     9,089,634    18,092,641
                                     ========     =========    ==========    =======      =========     =========    ==========
CONTRACT OWNERS' EQUITY
Contracts in accumulation period      470,876     2,925,090    20,822,632    503,518      5,214,856     9,089,634    18,092,641
Contracts in annuity payment
   period (note 2)                         --            --        53,465         --             --            --            --
                                     --------     ---------    ----------    -------      ---------     ---------    ----------
      Total Contract Owners'
         Equity (notes 6 and 7)      $470,876     2,925,090    20,876,097    503,518      5,214,856     9,089,634    18,092,641
                                     ========     =========    ==========    =======      =========     =========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                                                MORGAN STANLEY
                                    PUTNAM VT     PUTNAM VT    PUTNAM VT  PUTNAM VT              UIF EMERGING
                                    GROWTH AND  INTERNATIONAL  MULTI-CAP    EQUITY   PUTNAM VT      MARKETS
                                      INCOME        EQUITY       GROWTH     INCOME    VOYAGER       EQUITY          TOTAL
                                    ----------  -------------  ---------  ---------  ---------  --------------  -------------
ASSETS
Investments in shares of the
   Putnam Variable Trust:
   Putnam Growth and Income Fund,
      77,321 shares at net asset
      value of $16.23 per share
      (cost $1,235,179)             $1,254,916           --          --          --         --            --
   International Equity Fund,
      561,038 shares at net asset
      value of $11.78 per share
      (cost $8,358,139)                     --    6,609,024          --          --         --            --
   Multi-Cap Growth Fund, 19,317
      shares at net asset value of
      $20.35 per share
      (cost $334,628)                       --           --     393,108          --         --            --
   Equity Income Fund, 158,159
      shares at net asset value of
      $13.44 per share
      (cost $2,621,711)                     --           --          --   2,125,655         --            --
   Voyager Fund, 62,114 shares at
      net asset value of $38.66
      per share (cost $2,001,881)           --           --          --          --  2,401,346            --
Investments in shares of the
   Morgan Stanley Funds, Inc.:
   UIF Emerging Markets Equity
      Portfolio, 371,645 shares at
      net asset value of $15.34
      per share (cost $4,270,740)           --           --          --          --         --     5,701,036
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
                                     1,254,916    6,609,024     393,108   2,125,655  2,401,346     5,701,036    3,015,691,340
Receivable from Minnesota Life for
   Contract purchase payments               --           --          --         753      4,849        38,818          848,869
Receivable for investments sold             46          241          15          --         --            --          689,950
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
      Total assets                   1,254,962    6,609,265     393,123   2,126,408  2,406,195     5,739,854    3,017,230,159
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
LIABILITIES
Payable to Minnesota Life for
   Contract terminations,
   withdrawal payments and
   mortality and expense charges            49          285          18          --         --            --          697,747
Payable for investments purchased           --           --          --         769      4,860        38,865          854,740
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
      Total liabilities                     49          285          18         769      4,860        38,865        1,552,487
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
      Net assets applicable to
         Contract owners            $1,254,913    6,608,980     393,105   2,125,639  2,401,335     5,700,989    3,015,677,672
                                    ==========    =========     =======   =========  =========     =========    =============
CONTRACT OWNERS' EQUITY
Contracts in accumulation period     1,254,913    6,608,980     393,105   2,125,639  2,401,335     5,700,989    2,951,598,168
Contracts in annuity payment
   period (note 2)                          --           --          --          --         --            --       64,079,504
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
      Total Contract Owners'
         Equity (notes 6 and 7)     $1,254,913    6,608,980     393,105   2,125,639  2,401,335     5,700,989    3,015,677,672
                                    ==========    =========     =======   =========  =========     =========    =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------
                                                                             ADVANTUS      ADVANTUS      ADVANTUS    ADVANTUS
                                      ADVANTUS      ADVANTUS     ADVANTUS    MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                        BOND         MONEY      INDEX 500   SECURITIES       BOND        MID-CAP    SECURITIES
                                       CLASS 2       MARKET      CLASS 2     CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                    ------------  -----------  -----------  ----------  -------------  ----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $         --       22,164           --          --           --            --          --
   Mortality, expense charges and
      administrative charges
      (note 3)                        (2,697,907)    (744,684)  (1,348,463)   (939,759)    (953,096)     (802,783)   (711,026)
                                    ------------  -----------  -----------  ----------   ----------    ----------  ----------
      Investment income (loss) -
         net                          (2,697,907)    (722,520)  (1,348,463)   (939,759)    (953,096)     (802,783)   (711,026)
                                    ------------  -----------  -----------  ----------   ----------    ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --           --           --          --           --            --          --
                                    ------------  -----------  -----------  ----------   ----------    ----------  ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             25,639,101   32,673,022   18,552,743  11,164,685    5,940,804     7,719,559   9,534,261
      Cost of investments sold       (20,622,555) (32,673,022) (15,037,625) (9,372,542)  (3,816,105)   (5,799,778) (8,299,116)
                                    ------------  -----------  -----------  ----------   ----------    ----------  ----------
                                       5,016,546           --    3,515,118   1,792,143    2,124,699     1,919,781   1,235,145
                                    ------------  -----------  -----------  ----------   ----------    ----------  ----------
      Net realized gains (losses)
         on investments                5,016,546           --    3,515,118   1,792,143    2,124,699     1,919,781   1,235,145
                                    ------------  -----------  -----------  ----------   ----------    ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                  12,588,548      (18,000)  13,897,174   2,807,256    7,039,494    12,502,797  11,877,496
                                    ------------  -----------  -----------  ----------   ----------    ----------  ----------
      Net gains (losses) on
         investments                  17,605,094      (18,000)  17,412,292   4,599,399    9,164,193    14,422,578  13,112,641
                                    ------------  -----------  -----------  ----------   ----------    ----------  ----------
      Net increase (decrease) in
         net assets resulting from
         operations                 $ 14,907,187     (740,520)  16,063,829   3,659,640    8,211,097    13,619,795  12,401,615
                                    ============  ===========  ===========  ==========   ==========    ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                                                               ALLIANCE     AMERICAN    AMERICAN
                                    INVESCO V.I.  INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN      CENTURY    CENTURY
                                       BASIC         CAPTIAL        CORE       SMALL CAP    INTERNATIONAL    INCOME    INFLATION
                                      BALANCED    APPRECIATION     EQUITY        EQUITY         VALUE      AND GROWTH  PROTECTION
                                    ------------  ------------  ------------  ------------  -------------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $  20,800         27,178        8,934            --        18,658        32,143      275,914
   Mortality, expense charges and
      administrative charges
      (note 3)                         (18,074)       (72,199)     (15,406)     (107,791)      (11,607)      (37,202)    (256,275)
                                     ---------     ----------     --------     ---------      --------      --------   ----------
      Investment income (loss) -
         net                             2,726        (45,021)      (6,472)     (107,791)        7,051        (5,059)      19,639
                                     ---------     ----------     --------     ---------      --------      --------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund           --             --           --            --            --            --           --
                                     ---------     ----------     --------     ---------      --------      --------   ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              212,431        831,062      125,477       587,837       108,966       537,175    2,383,530
      Cost of investments sold        (405,339)    (1,004,042)    (132,793)     (602,984)     (180,760)     (709,132)  (2,293,371)
                                     ---------     ----------     --------     ---------      --------      --------   ----------
                                      (192,908)      (172,980)      (7,316)      (15,147)      (71,794)     (171,957)      90,159
                                     ---------     ----------     --------     ---------      --------      --------   ----------
      Net realized gains (losses)
         on investments               (192,908)      (172,980)      (7,316)      (15,147)      (71,794)     (171,957)      90,159
                                     ---------     ----------     --------     ---------      --------      --------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   262,554        903,596       98,532     2,022,573        82,336       467,820      423,295
                                     ---------     ----------     --------     ---------      --------      --------   ----------
      Net gains (losses) on
         investments                    69,646        730,616       91,216     2,007,426        10,542       295,863      513,454
                                     ---------     ----------     --------     ---------      --------      --------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $  72,372        685,595       84,744     1,899,635        17,593       290,804      533,093
                                     =========     ==========     ========     =========      ========      ========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                              CREDIT SUISSE
                                      AMERICAN    AMERICAN        TRUST       FIDELITY VIP                                FIDELITY
                                      CENTURY      CENTURY    INTERNATIONAL       HIGH      FIDELITY VIP  FIDELITY VIP       VIP
                                       ULTRA        VALUE    EQUITY FLEX III     INCOME      CONTRAFUND   EQUITY-INCOME    MID-CAP
                                    -----------  ----------  ---------------  ------------  ------------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $   133,509     675,582           904       1,022,632       462,464      1,476,866      124,441
   Mortality, expense charges and
      administrative charges
      (note 3)                         (534,827)   (451,011)       (9,540)       (175,654)     (639,319)    (1,331,238)    (588,381)
                                    -----------  ----------    ----------      ----------   -----------    -----------   ----------
      Investment income (loss) -
         net                           (401,318)    224,571        (8,636)        846,978      (176,855)       145,628     (463,940)
                                    -----------  ----------    ----------      ----------   -----------    -----------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund            --          --            --              --        20,985             --       67,026
                                    -----------  ----------    ----------      ----------   -----------    -----------   ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             6,339,092   1,648,958       907,268       1,914,790     7,542,972     14,136,268    7,536,381
      Cost of investments sold       (7,400,018) (2,446,504)   (1,003,238)     (2,058,992)  (10,638,177)   (19,049,213)  (8,489,513)
                                    -----------  ----------    ----------      ----------   -----------    -----------   ----------
                                     (1,060,926)   (797,546)      (95,970)       (144,202)   (3,095,205)    (4,912,945)    (953,132)
                                    -----------  ----------    ----------      ----------   -----------    -----------   ----------
      Net realized gains (losses)
         on investments              (1,060,926)   (797,546)      (95,970)       (144,202)   (3,074,220)    (4,912,945)    (886,106)
                                    -----------  ----------    ----------      ----------   -----------    -----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                  6,398,281   4,370,561       216,701         666,810     9,936,515     16,651,433   11,712,779
                                    -----------  ----------    ----------      ----------   -----------    -----------   ----------
      Net gains (losses) on
         investments                  5,337,355   3,573,015       120,731         522,608     6,862,295     11,738,488   10,826,673
                                    -----------  ----------    ----------      ----------   -----------    -----------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations                 $ 4,936,037   3,797,586       112,095       1,369,586     6,685,440     11,884,116   10,362,733
                                    ===========  ==========    ==========      ==========   ===========    ===========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                   SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------
                                                            FRANKLIN                   TEMPLETON                  GOLDMAN
                                     FRANKLIN    FRANKLIN   LARGE CAP      FRANKLIN     DEVELOPING    TEMPLETON   SACHS VIT
                                     SMALL CAP     SMALL      GROWTH    MUTUAL SHARES    MARKETS    GLOBAL ASSET  GOVERNMENT
                                       VALUE      MID CAP   SECURITIES    SECURITIES    SECURITIES   ALLOCATION    INCOME*
                                    ----------  ----------  ----------  -------------  -----------  ------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $   44,558          --     23,918       162,400       547,372       302,939     23,230
   Mortality, expense charges and
      administrative charges
      (note 3)                         (90,464)   (134,108)   (42,688)     (146,652)     (452,485)      (20,352)   (18,839)
                                    ----------  ----------   --------    ----------    ----------    ----------    -------
      Investment income (loss) -
         net                           (45,906)   (134,108)   (18,770)       15,748        94,887       282,587      4,391
                                    ----------  ----------   --------    ----------    ----------    ----------    -------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund           --          --         --            --            --       482,047     29,670
                                    ----------  ----------   --------    ----------    ----------    ----------    -------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              478,775   2,842,187    619,558     1,338,437     7,172,510     7,662,883     25,192
      Cost of investments sold        (515,158) (2,718,016)  (677,224)   (1,694,544)   (8,938,960)   (9,828,772)   (24,452)
                                    ----------  ----------   --------    ----------    ----------    ----------    -------
                                       (36,383)    124,171    (57,666)     (356,107)   (1,766,450)   (2,165,889)       740
                                    ----------  ----------   --------    ----------    ----------    ----------    -------
      Net realized gains (losses)
         on investments                (36,383)    124,171    (57,666)     (356,107)   (1,766,450)   (1,683,842)    30,410
                                    ----------  ----------   --------    ----------    ----------    ----------    -------
   Net change in unrealized
      appreciation or depreciation
      of investments                 1,679,405   2,437,035    335,263     1,286,289     6,759,916     1,614,865    (63,818)
                                    ----------  ----------   --------    ----------    ----------    ----------    -------
      Net gains (losses)
         on investments              1,643,022   2,561,206    277,597       930,182     4,993,466       (68,977)   (33,408)
                                    ----------  ----------   --------    ----------    ----------    ----------    -------
      Net increase (decrease) in
         net assets resulting from
         operations                 $1,597,116   2,427,098    258,827       945,930     5,088,353       213,610    (29,017)
                                    ==========  ==========   ========    ==========    ==========    ==========    =======

*    for the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                                                     INVESCO
                                     IBBOTSON                                          IBBOTSON    VAN KAMPEN      INVESCO
                                    AGGRESSIVE   IBBOTSON     IBBOTSON     IBBOTSON     INCOME    V.I. CAPITAL    VAN KAMPEN
                                      GROWTH     BALANCED   CONSERVATIVE    GROWTH    AND GROWTH     GROWTH     V.I. COMSTOCK
                                    ----------  ----------  ------------  ----------  ----------  ------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $   6,856      304,034      125,993      178,619     107,515          --          6,097
   Mortality, expense charges and
      administrative charges
      (note 3)                        (37,813)    (586,066)    (154,981)    (394,191)   (286,295)     (6,177)       (78,596)
                                    ---------   ----------   ----------   ----------  ----------    --------      ---------
      Investment income (loss) -
         net                          (30,957)    (282,032)     (28,988)    (215,572)   (178,780)     (6,177)       (72,499)
                                    ---------   ----------   ----------   ----------  ----------    --------      ---------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund          --           --        8,382           --          --          --             --
                                    ---------   ----------   ----------   ----------  ----------    --------      ---------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             257,138    1,661,189    1,519,168    2,310,912     997,469     279,064        635,371
      Cost of investments sold       (174,731)  (1,729,889)  (1,314,290)  (2,513,464) (1,007,923)   (184,944)      (802,623)
                                    ---------   ----------   ----------   ----------  ----------    --------      ---------
                                       82,407      (68,700)     204,878     (202,552)    (10,454)     94,120       (167,252)
                                    ---------   ----------   ----------   ----------  ----------    --------      ---------
      Net realized gains (losses)
         on investments                82,407      (68,700)     213,260     (202,552)    (10,454)     94,120       (167,252)
                                    ---------   ----------   ----------   ----------  ----------    --------      ---------
   Net change in unrealized
      appreciation or depreciation
      of investments                  240,030    4,434,367      252,826    3,413,725   1,573,250     (16,817)     1,139,585
                                    ---------   ----------   ----------   ----------  ----------    --------      ---------
      Net gains (losses) on
         investments                  322,437    4,365,667      466,086    3,211,173   1,562,796      77,303        972,333
                                    ---------   ----------   ----------   ----------  ----------    --------      ---------
      Net increase (decrease) in
         net assets resulting from
         operations                 $ 291,480    4,083,635      437,098    2,995,601   1,384,016      71,126        899,834
                                    =========   ==========   ==========   ==========  ==========    ========      =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                      INVESCO       INVESCO                                                                  IVY
                                     VAN KAMPEN   VAN KAMPEN   IVY FUNDS VIP                                   IVY        FUNDS VIP
                                    V.I. GROWTH  V.I. MID CAP      ASSET      IVY FUNDS VIP  IVY FUNDS VIP  FUNDS VIP     DIVIDEND
                                     AND INCOME      VALUE        STRATEGY       BALANCED         BOND      CORE EQUITY    INCOME
                                    -----------  ------------  -------------  -------------  -------------  -----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $     3,065        874        1,537,045      1,927,170     1,635,028       196,677      163,671
   Mortality, expense charges and
      administrative charges
      (note 3)                          (44,461)    (1,888)      (2,156,029)    (1,219,943)     (802,098)     (300,002)    (228,699)
                                    -----------    -------      -----------    -----------    ----------    ----------   ----------
      Investment income (loss) -
         net                            (41,396)    (1,014)        (618,984)       707,227       832,930      (103,325)     (65,028)
                                    -----------    -------      -----------    -----------    ----------    ----------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund            --         --               --      1,404,510            --            --           --
                                    -----------    -------      -----------    -----------    ----------    ----------   ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             1,018,308     21,836       12,375,304     16,412,313     1,607,774     2,883,456    1,011,036
      Cost of investments sold       (1,231,026)   (16,706)     (13,147,670)   (14,914,398)   (1,601,269)   (2,872,103)  (1,004,150)
                                    -----------    -------      -----------    -----------    ----------    ----------   ----------
                                       (212,718)     5,130         (772,366)     1,497,915         6,505        11,353        6,886
                                    -----------    -------      -----------    -----------    ----------    ----------   ----------
      Net realized gains (losses)
         on investments                (212,718)     5,130         (772,366)     2,902,425         6,505        11,353        6,886
                                    -----------    -------      -----------    -----------    ----------    ----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    597,250     22,949       12,218,728     10,715,593       (30,468)    4,027,579    2,446,738
                                    -----------    -------      -----------    -----------    ----------    ----------   ----------
      Net gains (losses) on
         investments                    384,532     28,079       11,446,362     13,618,018       (23,963)    4,038,932    2,453,624
                                    -----------    -------      -----------    -----------    ----------    ----------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations                 $   343,136     27,065       10,827,378     14,325,245       808,967     3,935,607    2,388,596
                                    ===========    =======      ===========    ===========    ==========    ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                   SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                      IVY                         IVY          IVY            IVY           IVY
                                        IVY        FUNDS VIP         IVY       FUNDS VIP    FUNDS VIP      FUNDS VIP     FUNDS VIP
                                     FUNDS VIP   GLOBAL NATURAL   FUNDS VIP       HIGH    INTERNATIONAL  INTERNATIONAL   MICRO-CAP
                                      ENERGY       RESOURCES        GROWTH       INCOME       GROWTH         VALUE         GROWTH
                                    -----------  --------------  -----------  ----------  -------------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $    22,719            --        979,596   2,892,979      216,224       2,362,223           --
   Mortality, expense charges and
      administrative charges
      (note 3)                         (115,938)     (619,804)    (2,076,614)   (547,092)    (367,824)     (2,314,801)    (220,761)
                                    -----------    ----------    -----------  ----------   ----------     -----------   ----------
      Investment income (loss) -
         net                            (93,219)     (619,804)    (1,097,018)  2,345,887     (151,600)         47,422     (220,761)
                                    -----------    ----------    -----------  ----------   ----------     -----------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund            --            --             --          --           --              --           --
                                    -----------    ----------    -----------  ----------   ----------     -----------   ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             2,577,733     6,056,792     16,350,938   3,389,511    1,496,516      21,473,388    2,362,847
      Cost of investments sold       (2,642,962)   (8,743,084)   (15,717,507) (3,448,312)  (1,516,766)    (24,693,638)  (2,092,905)
                                    -----------    ----------    -----------  ----------   ----------     -----------   ----------
                                        (65,229)   (2,686,292)       633,431     (58,801)     (20,250)     (3,220,250)     269,942
                                    -----------    ----------    -----------  ----------   ----------     -----------   ----------
      Net realized gains (losses)
         on investments                 (65,229)   (2,686,292)       633,431     (58,801)     (20,250)     (3,220,250)     269,942
                                    -----------    ----------    -----------  ----------   ----------     -----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                  1,323,661     9,341,984     17,727,607   2,355,136    3,757,390      24,674,624    5,426,979
                                    -----------    ----------    -----------  ----------   ----------     -----------   ----------
      Net gains (losses) on
         investments                  1,258,432     6,655,692     18,361,038   2,296,335    3,737,140      21,454,374    5,696,921
                                    -----------    ----------    -----------  ----------   ----------     -----------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations                 $ 1,165,213     6,035,888     17,264,020   4,642,222    3,585,540      21,501,796    5,476,160
                                    ===========    ==========    ===========  ==========   ==========     ===========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                                                                                   IVY
                                        IVY          IVY         IVY         IVY          IVY          IVY      FUNDS VIP
                                     FUNDS VIP    FUNDS VIP   FUNDS VIP   FUNDS VIP    FUNDS VIP    FUNDS VIP   PATHFINDER
                                      MID CAP       MONEY      MORTGAGE   PATHFINDER   PATHFINDER   PATHFINDER  MODERATELY
                                      GROWTH       MARKET     SECURITIES  AGGRESSIVE  CONSERVATIVE   MODERATE   AGGRESSIVE
                                    -----------  ----------  -----------  ----------  ------------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $     5,282       7,482      478,739     66,098       205,846      667,108     860,392
   Mortality, expense charges and
      administrative charges
      (note 3)                         (219,580)   (146,497)     (40,660)   (94,485)     (289,434)  (1,404,243) (1,449,566)
                                    -----------  ----------  -----------  ---------    ----------   ----------  ----------
      Investment income (loss) -
         net                           (214,298)   (139,015)     438,079    (28,387)      (83,588)    (737,135)   (589,174)
                                    -----------  ----------  -----------  ---------    ----------   ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund            --          --           --    131,694       392,257    1,099,018   1,532,295
                                    -----------  ----------  -----------  ---------    ----------   ----------  ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             3,937,163   4,542,935   15,639,167    136,935     3,045,826    3,025,357   1,688,932
      Cost of investments sold       (3,446,150) (4,542,935) (15,825,001)  (139,647)   (2,598,747)  (3,109,788) (1,834,960)
                                    -----------  ----------  -----------  ---------    ----------   ----------  ----------
                                        491,013          --     (185,834)    (2,712)      447,079      (84,431)   (146,028)
                                    -----------  ----------  -----------  ---------    ----------   ----------  ----------
      Net realized gains (losses)
         on investments                 491,013          --     (185,834)   128,982       839,336    1,014,587   1,386,267
                                    -----------  ----------  -----------  ---------    ----------   ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                  3,468,429          --    1,226,785    874,013     1,242,798   12,397,474  14,231,908
                                    -----------  ----------  -----------  ---------    ----------   ----------  ----------
      Net gains (losses) on
         investments                  3,959,442          --    1,040,951  1,002,995     2,082,134   13,412,061  15,618,175
                                    -----------  ----------  -----------  ---------    ----------   ----------  ----------
      Net increase (decrease) in
         net assets resulting from
         operations                 $ 3,745,144    (139,015)   1,479,030    974,608     1,998,546   12,674,926  15,029,001
                                    ===========  ==========  ===========  =========    ==========   ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                    SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------
                                         IVY
                                      FUNDS VIP       IVY         IVY          IVY         IVY
                                     PATHFINDER    FUNDS VIP   FUNDS VIP    FUNDS VIP   FUNDS VIP       IVY        JANUS
                                     MODERATELY   REAL ESTATE  SCIENCE &    SMALL CAP   SMALL CAP    FUNDS VIP     ASPEN
                                    CONSERVATIVE   SECURITIES  TECHNOLOGY     GROWTH      VALUE        VALUE      BALANCED
                                    ------------  -----------  ----------  ----------  -----------  -----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $   306,946      208,949           --          --       44,690      610,374     321,968
   Mortality, expense charges and
      administrative charges
      (note 3)                         (450,857)    (180,813)    (559,555)   (726,911)    (844,433)    (912,966)   (171,749)
                                    -----------   ----------   ----------  ----------  -----------  -----------  ----------
      Investment income (loss) -
         net                           (143,911)      28,136     (559,555)   (726,911)    (799,743)    (302,592)    150,219
                                    -----------   ----------   ----------  ----------  -----------  -----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund       526,287           --    1,040,400          --           --           --          --
                                    -----------   ----------   ----------  ----------  -----------  -----------  ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             2,443,930    1,529,589    3,412,652   7,985,099   10,210,701    9,416,601   1,823,766
      Cost of investments sold       (2,056,986)  (1,852,834)  (3,783,136) (9,393,957) (11,177,650) (10,107,777) (1,810,219)
                                    -----------   ----------   ----------  ----------  -----------  -----------  ----------
                                        386,944     (323,245)    (370,484) (1,408,858)    (966,949)    (691,176)     13,547
                                    -----------   ----------   ----------  ----------  -----------  -----------  ----------
      Net realized gains (losses)
         on investments                 913,231     (323,245)     669,916  (1,408,858)    (966,949)    (691,176)     13,547
                                    -----------   ----------   ----------  ----------  -----------  -----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                  2,752,451    3,001,707    3,836,981  15,890,461   15,870,634   12,271,423     629,811
                                    -----------   ----------   ----------  ----------  -----------  -----------  ----------
      Net gains (losses) on
         investments                  3,665,682    2,678,462    4,506,897  14,481,603   14,903,685   11,580,247     643,358
                                    -----------   ----------   ----------  ----------  -----------  -----------  ----------
      Net increase (decrease) in
         net assets resulting from
         operations                 $ 3,521,771    2,706,598    3,947,342  13,754,692   14,103,942   11,277,655     793,577
                                    ===========   ==========   ==========  ==========  ===========  ===========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                    SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                       JANUS                  JANUS ASPEN      MFS          MFS        MFS
                                       ASPEN     JANUS ASPEN    MID CAP     INVESTORS     MID CAP      NEW        MFS
                                       FORTY      OVERSEAS       VALUE     GROWTH STOCK   GROWTH    DISCOVERY    VALUE
                                    -----------  -----------  -----------  ------------  --------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $    70,215      485,246     30,830        57,133          --          --     689,187
   Mortality, expense charges and
      administrative charges
      (note 3)                         (416,543)  (1,212,747)   (78,188)     (304,526)     (9,234)   (124,586)   (782,451)
                                    -----------  -----------   --------     ---------    --------  ----------  ----------
      Investment income (loss) -
         net                           (346,328)    (727,501)   (47,358)     (247,393)     (9,234)   (124,586)    (93,264)
                                    -----------  -----------   --------     ---------    --------  ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund            --           --         --            --          --          --          --
                                    -----------  -----------   --------     ---------    --------  ----------  ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             5,690,747   16,019,807    149,667       845,044     221,384   2,165,266   2,142,391
      Cost of investments sold       (4,670,508) (12,825,489)  (170,330)     (950,955)   (327,236) (1,945,203) (2,456,288)
                                    -----------  -----------   --------     ---------    --------  ----------  ----------
                                      1,020,239    3,194,318    (20,663)     (105,911)   (105,852)    220,063    (313,897)
                                    -----------  -----------   --------     ---------    --------  ----------  ----------
      Net realized gains (losses)
         on investments               1,020,239    3,194,318    (20,663)     (105,911)   (105,852)    220,063    (313,897)
                                    -----------  -----------   --------     ---------    --------  ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    882,034   16,670,719    854,780     2,818,322     280,375   2,453,611   5,757,996
                                    -----------  -----------   --------     ---------    --------  ----------  ----------
      Net gains (losses) on
         investments                  1,902,273   19,865,037    834,117     2,712,411     174,523   2,673,674   5,444,099
                                    -----------  -----------   --------     ---------    --------  ----------  ----------
      Net increase (decrease) in
         net assets resulting from
         operations                 $ 1,555,945   19,137,536    786,759     2,465,018     165,289   2,549,088   5,350,835
                                    ===========  ===========   ========     =========    ========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------------
                                    NEUBERGER
                                       AMT       OPPENHEIMER               OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS  PIMCO FUNDS
                                     SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW     VIT TOTAL
                                    RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP       GROWTH      DURATION*     RETURN*
                                    ----------  ------------  -----------  -----------  -------------  -----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $     86           --      1,254,183      1,223        50,241        48,206       170,183
   Mortality, expense charges and
      administrative charges
      (note 3)                         (5,585)     (41,429)      (292,325)    (6,280)      (72,246)      (40,646)     (114,352)
                                     --------     --------    -----------    -------      --------       -------    ----------
      Investment income (loss) -
         net                           (5,499)     (41,429)       961,858     (5,057)      (22,005)        7,560        55,831
                                     --------     --------    -----------    -------      --------       -------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund          --           --             --         --            --        24,662       529,800
                                     --------     --------    -----------    -------      --------       -------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              23,247      707,771      3,773,468     72,490       960,875        93,439     1,118,659
      Cost of investments sold        (30,226)    (743,549)   (15,241,074)   (71,838)     (836,662)      (91,863)   (1,112,121)
                                     --------     --------    -----------    -------      --------       -------    ----------
                                       (6,979)     (35,778)   (11,467,606)       652       124,213         1,576         6,538
                                     --------     --------    -----------    -------      --------       -------    ----------
      Net realized gains (losses)
         on investments                (6,979)     (35,778)   (11,467,606)       652       124,213        26,238       536,338
                                     --------     --------    -----------    -------      --------       -------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   83,634      277,393     12,959,266     87,974       492,421        16,645      (496,028)
                                     --------     --------    -----------    -------      --------       -------    ----------
      Net gains (losses) on
         investments                   76,655      241,615      1,491,660     88,626       616,634        42,883        40,310
                                     --------     --------    -----------    -------      --------       -------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 71,156      200,186      2,453,518     83,569       594,629        50,443        96,141
                                     ========     ========    ===========    =======      ========       =======    ==========

*    for the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------
                                                                                                MORGAN STANLEY
                                     PUTNAM VT    PUTNAM VT    PUTNAM VT  PUTNAM VT              UIF EMERGING
                                    GROWTH AND  INTERNATIONAL  MULTI-CAP   EQUITY    PUTNAM VT      MARKETS
                                      INCOME       EQUITY       GROWTH     INCOME     VOYAGER       EQUITY          TOTAL
                                    ----------  -------------  ---------  ---------  ---------  --------------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund   $  17,904       228,259       1,091     35,098     14,954        23,503       25,034,407
   Mortality, expense charges and
      administrative charges
      (note 3)                        (16,002)      (95,367)     (4,871)   (27,782)   (21,022)      (63,138)     (37,132,972)
                                    ---------    ----------     -------   --------   --------      --------     ------------
      Investment income (loss) -
         net                            1,902       132,892      (3,780)     7,316     (6,068)      (39,635)     (12,098,565)
                                    ---------    ----------     -------   --------   --------      --------     ------------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund          --            --          --         --         --            --        7,289,033
                                    ---------    ----------     -------   --------   --------      --------     ------------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales             205,324     1,179,961      44,872    189,399    450,360       438,812      378,205,623
      Cost of investments sold       (366,779)   (1,437,083)    (49,667)  (384,504)  (376,977)     (533,896)    (394,104,340)
                                    ---------    ----------     -------   --------   --------      --------     ------------
                                     (161,455)     (257,122)     (4,795)  (195,105)    73,383       (95,084)     (15,898,717)
                                    ---------    ----------     -------   --------   --------      --------     ------------
      Net realized gains (losses)
         on investments              (161,455)     (257,122)     (4,795)  (195,105)    73,383       (95,084)      (8,609,684)
                                    ---------    ----------     -------   --------   --------      --------     ------------
   Net change in unrealized
      appreciation or depreciation
      of investments                  306,677       663,612      67,587    386,882    264,574       938,185      368,061,756
                                    ---------    ----------     -------   --------   --------      --------     ------------
      Net gains (losses) on
         investments                  145,222       406,490      62,792    191,777    337,957       843,101      359,452,072
                                    ---------    ----------     -------   --------   --------      --------     ------------
      Net increase (decrease) in
         net assets resulting from
         operations                 $ 147,124       539,382      59,012    199,093    331,889       803,466      347,353,507
                                    =========    ==========     =======   ========   ========      ========     ============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------------
                                                                              ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS
                                       ADVANTUS     ADVANTUS    ADVANTUS      MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                         BOND         MONEY     INDEX 500    SECURITIES      BOND         MID-CAP    SECURITIES
                                       CLASS 2       MARKET      CLASS 2      CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                    ------------  -----------  -----------  -----------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net   $ (2,697,907)    (722,520)  (1,348,463)    (939,759)    (953,096)     (802,783)   (711,026)
   Net realized gains (losses) on
      investments                      5,016,546           --    3,515,118    1,792,143    2,124,699     1,919,781   1,235,145
   Net change in unrealized
      appreciation or depreciation
      of investments                  12,588,548      (18,000)  13,897,174    2,807,256    7,039,494    12,502,797  11,877,496
                                    ------------  -----------  -----------  -----------   ----------    ----------  ----------
Net increase (decrease) in net
   assets resulting from
   operations                         14,907,187     (740,520)  16,063,829    3,659,640    8,211,097    13,619,795  12,401,615
                                    ------------  -----------  -----------  -----------   ----------    ----------  ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         16,227,979   27,831,417    4,861,954    3,960,737    9,500,725     4,107,945   3,627,296
   Contract withdrawals and
      charges                        (23,796,371) (33,704,733) (13,218,476) (10,319,482)  (5,452,486)   (7,146,616) (8,938,076)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period        (10,541)      17,750       98,908      (11,806)       4,941         2,407          75
   Annuity benefit payments             (255,194)     (71,861)  (4,216,588)    (172,116)     (50,922)      (53,540)    (93,529)
                                    ------------  -----------  -----------  -----------   ----------    ----------  ----------
Increase (decrease) in net assets
   from contract transactions         (7,834,127)  (5,927,427) (12,474,202)  (6,542,666)   4,002,259    (3,089,803) (5,404,234)
                                    ------------  -----------  -----------  -----------   ----------    ----------  ----------
Increase (decrease) in net assets      7,073,060   (6,667,947)   3,589,627   (2,883,026)  12,213,356    10,529,992   6,997,381
Net assets at the beginning of
   year                              186,788,832   59,612,988  131,119,757   69,742,214   64,982,851    57,474,226  48,836,671
                                    ------------  -----------  -----------  -----------   ----------    ----------  ----------
Net assets at the end of year       $193,861,892   52,945,041  134,709,384   66,859,188   77,196,207    68,004,218  55,834,052
                                    ============  ===========  ===========  ===========   ==========    ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                    SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                                                               ALLIANCE     AMERICAN    AMERICAN
                                    INVESCO V.I.  INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN      CENTURY     CENTURY
                                       BASIC        CAPITAL         CORE        SMALL CAP   INTERNATIONAL    INCOME     INFLATION
                                      BALANCED    APPRECIATION     EQUITY        EQUITY         VALUE      AND GROWTH  PROTECTION
                                    ------------  ------------  ------------  ------------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net    $    2,726      (45,021)       (6,472)     (107,791)        7,051        (5,059)      19,639
   Net realized gains (losses) on
      investments                      (192,908)    (172,980)       (7,316)      (15,147)      (71,794)     (171,957)      90,159
   Net change in unrealized
      appreciation or depreciation
      of investments                    262,554      903,596        98,532     2,022,573        82,336       467,820      423,295
                                     ----------    ---------     ---------     ---------      --------     ---------   ----------
Net increase (decrease) in net
   assets resulting from
   operations                            72,372      685,595        84,744     1,899,635        17,593       290,804      533,093
                                     ----------    ---------     ---------     ---------      --------     ---------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments            78,083      278,748       736,878     1,896,826       180,294       132,494   13,643,108
   Contract withdrawals and
      charges                          (197,253)    (775,645)     (116,031)     (554,823)     (100,181)     (504,322)  (2,350,073)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --           13            --             8            --             6           35
   Annuity benefit payments                  --       (2,787)           --          (690)           --          (244)      (3,573)
                                     ----------    ---------     ---------     ---------      --------     ---------   ----------
Increase (decrease) in net assets
   from contract transactions          (119,170)    (499,670)      620,847     1,341,322        80,113      (372,066)  11,289,498
                                     ----------    ---------     ---------     ---------      --------     ---------   ----------
Increase (decrease) in net assets       (46,798)     185,925       705,591     3,240,957        97,706       (81,262)  11,822,591
Net assets at the beginning of
   year                               1,296,909    5,303,005       535,283     6,130,150       629,954     2,646,139   10,887,625
                                     ----------    ---------     ---------     ---------      --------     ---------   ----------
Net assets at the end of year        $1,250,111    5,488,930     1,240,874     9,371,107       727,660     2,564,877   22,710,216
                                     ==========    =========     =========     =========      ========     =========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                              CREDIT SUISSE
                                      AMERICAN    AMERICAN        TRUST       FIDELITY VIP                                FIDELITY
                                      CENTURY     CENTURY     INTERNATIONAL       HIGH      FIDELITY VIP  FIDELITY VIP       VIP
                                       ULTRA       VALUE     EQUITY FLEX III     INCOME      CONTRAFUND   EQUITY-INCOME    MID-CAP
                                    -----------  ----------  ---------------  ------------  ------------  -------------  ----------
Operations:
   Investment income (loss) - net   $  (401,318)    224,571        (8,636)        846,978      (176,855)       145,628     (463,940)
   Net realized gains (losses) on
      investments                    (1,060,926)   (797,546)      (95,970)       (144,202)   (3,074,220)    (4,912,945)    (886,106)
   Net change in unrealized
      appreciation or depreciation
      of investments                  6,398,281   4,370,561       216,701         666,810     9,936,515     16,651,433   11,712,779
                                    -----------  ----------     ---------      ----------    ----------    -----------   ----------
Net increase (decrease) in net
   assets resulting from
   operations                         4,936,037   3,797,586       112,095       1,369,586     6,685,440     11,884,116   10,362,733
                                    -----------  ----------     ---------      ----------    ----------    -----------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           631,050   4,968,426     1,022,181       4,012,811     2,833,500      1,844,972    2,414,790
   Contract withdrawals and
      charges                        (5,808,028) (1,511,878)     (900,288)     (1,871,474)   (7,098,896)   (12,890,330)  (7,093,001)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           455         251            (0)             11         2,674          3,092        4,428
   Annuity benefit payments             (60,018)    (10,651)          (33)         (3,082)      (35,046)      (116,030)     (65,654)
                                    -----------  ----------     ---------      ----------    ----------    -----------   ----------
Increase (decrease) in net assets
   from contract transactions        (5,236,541)  3,446,148       121,860       2,138,265    (4,297,768)   (11,158,296)  (4,739,437)
                                    -----------  ----------     ---------      ----------    ----------    -----------   ----------
Increase (decrease) in net assets      (300,504)  7,243,734       233,955       3,507,851     2,387,672        725,820    5,623,296
Net assets at the beginning of
   year                              38,389,095  30,042,551       972,528      10,415,296    47,529,919     96,969,954   41,221,565
                                    -----------  ----------     ---------      ----------    ----------    -----------   ----------
Net assets at the end of year       $38,088,591  37,286,285     1,206,483      13,923,147    49,917,591     97,695,774   46,844,861
                                    ===========  ==========     =========      ==========    ==========    ===========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------
                                                             FRANKLIN                  TEMPLETON                   GOLDMAN
                                     FRANKLIN    FRANKLIN    LARGE CAP    FRANKLIN     DEVELOPING    TEMPLETON    SACHS VIT
                                     SMALL CAP     SMALL      GROWTH    MUTUAL SHARES   MARKETS    GLOBAL ASSET  GOVERNMENT
                                       VALUE      MID CAP   SECURITIES   SECURITIES    SECURITIES   ALLOCATION     INCOME*
                                    ----------  ----------  ----------  -------------  ----------  ------------  ----------
Operations:
   Investment income (loss) - net   $  (45,906)   (134,108)   (18,770)       15,748        94,887      282,587       4,391
   Net realized gains (losses) on
      investments                      (36,383)    124,171    (57,666)     (356,107)   (1,766,450)  (1,683,842)     30,410
   Net change in unrealized
      appreciation or depreciation
      of investments                 1,679,405   2,437,035    335,263     1,286,289     6,759,916    1,614,865     (63,818)
                                    ----------  ----------  ---------    ----------    ----------   ----------   ---------
Net increase (decrease) in net
   assets resulting from
   operations                        1,597,116   2,427,098    258,827       945,930     5,088,353      213,610     (29,017)
                                    ----------  ----------  ---------    ----------    ----------   ----------   ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        1,830,542   1,419,897    292,841     1,089,279     3,042,555       69,095   4,397,102
   Contract withdrawals and
      charges                         (446,070) (2,742,497)  (589,079)   (1,250,095)   (6,821,160)  (7,643,550)    (24,534)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          551          15          3            29         9,799           81          --
   Annuity benefit payments             (9,875)     (3,224)      (158)       (1,854)      (54,386)        (827)         --
                                    ----------  ----------  ---------    ----------    ----------   ----------   ---------
Increase (decrease) in net assets
   from contract transactions        1,375,148  (1,325,810)  (296,393)     (162,642)   (3,823,191)  (7,575,202)  4,372,568
                                    ----------  ----------  ---------    ----------    ----------   ----------   ---------
Increase (decrease) in net assets    2,972,264   1,101,288    (37,566)      783,288     1,265,162   (7,361,592)  4,343,551
Net assets at the beginning of
   year                              4,990,734  10,276,216  3,004,230     9,978,050    34,996,159    7,361,592          --
                                    ----------  ----------  ---------    ----------    ----------   ----------   ---------
Net assets at the end of year       $7,962,998  11,377,504  2,966,664    10,761,338    36,261,321           --   4,343,551
                                    ==========  ==========  =========    ==========    ==========   ==========   =========

*    for the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                    SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                                                     INVESCO
                                     IBBOTSON                                          IBBOTSON    VAN KAMPEN      INVESCO
                                    AGGRESSIVE   IBBOTSON     IBBOTSON     IBBOTSON     INCOME    V.I. CAPITAL   VAN KAMPEN
                                      GROWTH     BALANCED   CONSERVATIVE    GROWTH    AND GROWTH     GROWTH     V.I. COMSTOCK
                                    ----------  ----------  ------------  ----------  ----------  ------------  -------------
Operations:
   Investment income (loss) - net   $  (30,957)   (282,032)     (28,988)    (215,572)   (178,780)     (6,177)       (72,499)
   Net realized gains (losses) on
      investments                       82,407     (68,700)     213,260     (202,552)    (10,454)     94,120       (167,252)
   Net change in unrealized
      appreciation or depreciation
      of investments                   240,030   4,434,367      252,826    3,413,725   1,573,250     (16,817)     1,139,585
                                    ----------  ----------   ----------   ----------  ----------    --------      ---------
Net increase (decrease) in net
   assets resulting from
   operations                          291,480   4,083,635      437,098    2,995,601   1,384,016      71,126        899,834
                                    ----------  ----------   ----------   ----------  ----------    --------      ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          891,053  11,734,876    4,478,914    2,308,959   7,848,100     285,063      2,780,435
   Contract withdrawals and
      charges                         (230,699) (1,452,120)  (1,431,821)  (2,048,266)   (862,807)   (273,803)      (610,148)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --       2,448           --           --          --          --             42
   Annuity benefit payments                 --      (3,509)          --           --          --          --         (3,411)
                                    ----------  ----------   ----------   ----------  ----------    --------      ---------
Increase (decrease) in net assets
   from contract transactions          660,354  10,281,695    3,047,093      260,693   6,985,293      11,260      2,166,918
                                    ----------  ----------   ----------   ----------  ----------    --------      ---------
Increase (decrease) in net assets      951,834  14,365,330    3,484,191    3,256,294   8,369,309      82,386      3,066,752
Net assets at the beginning of
   year                              1,639,509  33,754,077    7,193,958   25,023,012  15,250,083     323,847      4,696,181
                                    ----------  ----------   ----------   ----------  ----------    --------      ---------
Net assets at the end of year       $2,591,343  48,119,407   10,678,149   28,279,306  23,619,392     406,233      7,762,933
                                    ==========  ==========   ==========   ==========  ==========    ========      =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                      INVESCO       INVESCO
                                     VAN KAMPEN   VAN KAMPEN   IVY FUNDS VIP   IVY FUNDS    IVY FUNDS                 IVY FUNDS VIP
                                    V.I. GROWTH  V.I. MID CAP      ASSET          VIP          VIP     IVY FUNDS VIP     DIVIDEND
                                     AND INCOME      VALUE        STRATEGY     BALANCED       BOND      CORE EQUITY       INCOME
                                    -----------  ------------  -------------  -----------  ----------  -------------  -------------
Operations:
   Investment income (loss) - net   $  (41,396)      (1,014)       (618,984)      707,227     832,930      (103,325)       (65,028)
   Net realized gains (losses) on
      investments                     (212,718)       5,130        (772,366)    2,902,425       6,505        11,353          6,886
   Net change in unrealized
      appreciation or depreciation
      of investments                   597,250       22,949      12,218,728    10,715,593     (30,468)    4,027,579      2,446,738
                                    ----------      -------     -----------   -----------  ----------    ----------     ----------
Net increase (decrease) in net
   assets resulting from
   operations                          343,136       27,065      10,827,378    14,325,245     808,967     3,935,607      2,388,596
                                    ----------      -------     -----------   -----------  ----------    ----------     ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments          827,243      144,727      29,650,246     4,695,790  37,780,498     5,672,396      3,437,010
   Contract withdrawals and charges   (993,488)     (20,371)    (11,558,492)  (15,021,872) (1,461,984)   (2,738,500)      (922,357)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --           --           3,387        51,263      (5,350)        2,412            230
   Annuity benefit payments                 --           --        (127,029)     (390,461)    (13,808)      (32,915)        (5,383)
                                    ----------      -------     -----------   -----------  ----------    ----------     ----------
Increase (decrease) in net assets
   from contract transactions         (166,245)     124,356      17,968,113   (10,665,280) 36,299,356     2,903,393      2,509,500
                                    ----------      -------     -----------   -----------  ----------    ----------     ----------
Increase (decrease) in net assets      176,891      151,421      28,795,491     3,659,965  37,108,323     6,839,000      4,898,096
Net assets at the beginning of year  3,334,033       51,135     132,577,110    98,268,225  36,529,292    18,403,825     13,715,949
                                    ----------      -------     -----------   -----------  ----------    ----------     ----------
Net assets at the end of year       $3,510,924      202,556     161,372,601   101,928,190  73,637,615    25,242,825     18,614,045
                                    ==========      =======     ===========   ===========  ==========    ==========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                               IVY FUNDS                                 IVY FUNDS
                                     IVY FUNDS   IVY FUNDS VIP    IVY FUNDS       VIP     IVY FUNDS VIP  IVY FUNDS VIP      VIP
                                        VIP      GLOBAL NATURAL      VIP         HIGH     INTERNATIONAL  INTERNATIONAL   MICRO-CAP
                                       ENERGY      RESOURCES        GROWTH      INCOME        GROWTH          VALUE        GROWTH
                                    -----------  --------------  -----------  ----------  -------------  -------------  -----------
Operations:
   Investment income (loss) - net   $   (93,219)     (619,804)    (1,097,018)  2,345,887      (151,600)        47,422      (220,761)
   Net realized gains (losses) on
      investments                       (65,229)   (2,686,292)       633,431     (58,801)      (20,250)    (3,220,250)      269,942
   Net change in unrealized
      appreciation or depreciation
      of investments                  1,323,661     9,341,984     17,727,607   2,355,136     3,757,390     24,674,624     5,426,979
                                    -----------    ----------    -----------  ----------    ----------    -----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations                         1,165,213     6,035,888     17,264,020   4,642,222     3,585,540     21,501,796     5,476,160
                                    -----------    ----------    -----------  ----------    ----------    -----------   -----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         1,951,553     6,238,173      8,996,069   3,285,902     7,402,846     10,484,815     4,165,603
   Contract withdrawals and
      charges                        (2,527,261)   (5,793,663)   (14,891,901) (3,045,311)   (1,353,935)   (19,791,909)   (2,235,579)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period        (3,624)          170         26,229      (7,956)       (2,482)        21,974        (3,519)
   Annuity benefit payments              (1,256)       (4,848)      (195,556)    (11,898)      (14,533)      (204,569)       (7,513)
                                    -----------    ----------    -----------  ----------    ----------    -----------   -----------
Increase (decrease) in net assets
   from contract transactions          (580,587)      439,832     (6,065,158)    220,737     6,031,896     (9,489,689)    1,918,992
                                    -----------    ----------    -----------  ----------    ----------    -----------   -----------
Increase (decrease) in net assets       584,626     6,475,720     11,198,862   4,862,959     9,617,436     12,012,107     7,395,152
Net assets at the beginning of
   year                               7,660,413    39,719,509    158,767,856  35,706,905    20,994,285    175,751,468    13,119,313
                                    -----------    ----------    -----------  ----------    ----------    -----------   -----------
Net assets at the end of year       $ 8,245,039    46,195,229    169,966,718  40,569,864    30,611,721    187,763,575    20,514,465
                                    ===========    ==========    ===========  ==========    ==========    ===========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                     IVY FUNDS    IVY FUNDS   IVY FUNDS    IVY FUNDS                                IVY FUNDS VIP
                                        VIP          VIP         VIP          VIP     IVY FUNDS VIP  IVY FUNDS VIP    PATHFINDER
                                      MID CAP       MONEY      MORTGAGE   PATHFINDER    PATHFINDER     PATHFINDER     MODERATELY
                                       GROWTH      MARKET     SECURITIES  AGGRESSIVE   CONSERVATIVE     MODERATE      AGGRESSIVE
                                    -----------  ----------  -----------  ----------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net   $  (214,298)   (139,015)     438,079     (28,387)      (83,588)      (737,135)      (589,174)
   Net realized gains (losses) on
      investments                       491,013          --     (185,834)    128,982       839,336      1,014,587      1,386,267
   Net change in unrealized
      appreciation or depreciation
      of investments                  3,468,429          --    1,226,785     874,013     1,242,798     12,397,474     14,231,908
                                    -----------  ----------  -----------   ---------    ----------    -----------    -----------
Net increase (decrease) in net
   assets resulting from
   operations                         3,745,144    (139,015)   1,479,030     974,608     1,998,546     12,674,926     15,029,001
                                    -----------  ----------  -----------   ---------    ----------    -----------    -----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         3,709,462   4,588,801      666,865   3,092,144     9,752,457     32,016,264     22,282,491
   Contract withdrawals and charges  (3,854,455) (4,474,053) (15,625,139)    (81,046)   (2,835,236)    (2,627,862)    (1,259,659)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           194          15            9          --            --             --             --
   Annuity benefit payments              (1,906)       (660)        (146)         --        (4,930)            --             --
                                    -----------  ----------  -----------   ---------    ----------    -----------    -----------
Increase (decrease) in net assets
   from contract transactions          (146,705)    114,103  (14,958,411)  3,011,098     6,912,291     29,388,402     21,022,832
                                    -----------  ----------  -----------   ---------    ----------    -----------    -----------
Increase (decrease) in net assets     3,598,439     (24,912) (13,479,381)  3,985,706     8,910,837     42,063,328     36,051,833
Net assets at the beginning of
   year                              13,387,186  10,522,716   13,479,381   4,525,820    17,974,424     89,041,069    100,508,280
                                    -----------  ----------  -----------   ---------    ----------    -----------    -----------
Net assets at the end of year       $16,985,625  10,497,804           --   8,511,526    26,885,261    131,104,397    136,560,113
                                    ===========  ==========  ===========   =========    ==========    ===========    ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                    IVY FUNDS VIP   IVY FUNDS    IVY FUNDS
                                      PATHFINDER       VIP         VIP      IVY FUNDS VIP  IVY FUNDS VIP                    JANUS
                                      MODERATELY   REAL ESTATE   SCIENCE &    SMALL CAP      SMALL CAP    IVY FUNDS VIP     ASPEN
                                     CONSERVATIVE   SECURITIES  TECHNOLOGY      GROWTH         VALUE          VALUE       BALANCED
                                    -------------  -----------  ----------  -------------  -------------  -------------  ----------
Operations:
   Investment income (loss) - net    $  (143,911)       28,136    (559,555)     (726,911)      (799,743)      (302,592)     150,219
   Net realized gains (losses) on
      investments                        913,231      (323,245)    669,916    (1,408,858)      (966,949)      (691,176)      13,547
   Net change in unrealized
      appreciation or depreciation
      of investments                   2,752,451     3,001,707   3,836,981    15,890,461     15,870,634     12,271,423      629,811
                                     -----------    ----------  ----------    ----------     ----------     ----------   ----------
Net increase (decrease) in net
   assets resulting from
   operations                          3,521,771     2,706,598   3,947,342    13,754,692     14,103,942     11,277,655      793,577
                                     -----------    ----------  ----------    ----------     ----------     ----------   ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         12,703,349       871,033   4,390,756     4,552,543      3,302,773      4,572,669    3,374,280
   Contract withdrawals and
      charges                         (2,236,470)   (1,403,780) (3,147,113)   (7,418,863)    (9,540,668)    (8,723,311)  (1,757,281)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --           312      (5,424)       15,654         12,621          6,645           --
   Annuity benefit payments                   --        (2,761)    (25,542)      (91,116)       (67,977)       (82,337)          --
                                     -----------    ----------  ----------    ----------     ----------     ----------   ----------
Increase (decrease) in net assets
   from contract transactions         10,466,879      (535,196)  1,212,677    (2,941,782)    (6,293,251)    (4,226,335)   1,616,999
                                     -----------    ----------  ----------    ----------     ----------     ----------   ----------
Increase (decrease) in net assets     13,988,650     2,171,402   5,160,019    10,812,910      7,810,691      7,051,320    2,410,576
Net assets at the beginning of
   year                               29,420,895    10,548,794  34,550,914    52,738,867     60,056,321     68,217,574   11,107,482
                                     -----------    ----------  ----------    ----------     ----------     ----------   ----------
Net assets at the end of year        $43,409,545    12,720,196  39,710,933    63,551,777     67,867,012     75,268,894   13,518,058
                                     ===========    ==========  ==========    ==========     ==========     ==========   ==========

See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT
                    STATEMENTS OF CHANGES IN NET ASSETS
                       YEAR ENDED DECEMBER 31, 2010

                                                                   SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                       JANUS                  JANUS ASPEN       MFS         MFS        MFS
                                       ASPEN     JANUS ASPEN    MID CAP      INVESTORS    MID CAP      NEW         MFS
                                       FORTY       OVERSEAS      VALUE     GROWTH STOCK   GROWTH    DISCOVERY     VALUE
                                    -----------  -----------  -----------  ------------  --------  ----------  ----------
Operations:
   Investment income (loss) - net   $  (346,328)    (727,501)    (47,358)     (247,393)    (9,234)   (124,586)    (93,264)
   Net realized gains (losses) on
      investments                     1,020,239    3,194,318     (20,663)     (105,911)  (105,852)    220,063    (313,897)
   Net change in unrealized
      appreciation or depreciation
      of investments                    882,034   16,670,719     854,780     2,818,322    280,375   2,453,611   5,757,996
                                    -----------  -----------   ---------    ----------   --------  ----------  ----------
Net increase (decrease) in net
   assets resulting from
   operations                         1,555,945   19,137,536     786,759     2,465,018    165,289   2,549,088   5,350,835
                                    -----------  -----------   ---------    ----------   --------  ----------  ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         4,214,143    5,940,882   2,168,827     4,049,498    244,936     612,989   7,819,585
   Contract withdrawals and charges  (5,428,554) (15,130,788)   (137,357)     (749,636)  (214,038) (2,057,176) (1,926,170)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period         1,934        3,907          11            18         --          62         155
   Annuity benefit payments             (31,276)     (67,228)       (620)      (11,838)        --     (21,247)    (28,259)
                                    -----------  -----------   ---------    ----------   --------  ----------  ----------
Increase (decrease) in net assets
   from contract transactions        (1,243,753)  (9,253,227)  2,030,862     3,288,042     30,898  (1,465,372)  5,865,311
                                    -----------  -----------   ---------    ----------   --------  ----------  ----------
Increase (decrease) in net assets       312,192    9,884,309   2,817,621     5,753,060    196,187   1,083,716  11,216,146
Net assets at the beginning of year  31,787,528   86,722,726   4,160,561    19,483,437    583,849   8,419,215  49,776,316
                                    -----------  -----------   ---------    ----------   --------  ----------  ----------
Net assets at the end of year       $32,099,720   96,607,035   6,978,182    25,236,497    780,036   9,502,931  60,992,462
                                    ===========  ===========   =========    ==========   ========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2010

                                                                      SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------------
                                    NEUBERGER
                                        AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS  PIMCO FUNDS
                                     SOCIALLY     CAPITAL     OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW     VIT TOTAL
                                    RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP       GROWTH      DURATION*     RETURN*
                                    ----------  ------------  -----------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net    $ (5,499)      (41,429)      961,858     (5,057)       (22,005)        7,560        55,831
   Net realized gains (losses) on
      investments                      (6,979)      (35,778)  (11,467,606)       652        124,213        26,238       536,338
   Net change in unrealized
      appreciation or
      depreciation of investments      83,634       277,393    12,959,266     87,974        492,421        16,645      (496,028)
                                     --------     ---------   -----------    -------      ---------     ---------    ----------
Net increase (decrease) in net
   assets resulting from
   operations                          71,156       200,186     2,453,518     83,569        594,629        50,443        96,141
                                     --------     ---------   -----------    -------      ---------     ---------    ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         224,656       318,981     1,734,538    227,767        648,625     9,131,032    19,102,737
   Contract withdrawals and
      charges                         (18,315)     (676,762)   (3,538,226)   (67,671)      (912,068)      (91,841)   (1,106,237)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          --            --            78         --             19            --            --
   Annuity benefit payments                --            --       (16,357)        --         (1,299)           --            --
                                     --------     ---------   -----------    -------      ---------     ---------    ----------
Increase (decrease) in net assets
      from contract transactions      206,341      (357,781)   (1,819,968)   160,096       (264,723)    9,039,191    17,996,500
                                     --------     ---------   -----------    -------      ---------     ---------    ----------
Increase (decrease) in net assets     277,497      (157,595)      633,550    243,665        329,906     9,089,634    18,092,641
Net assets at the beginning of
   year                               193,379     3,082,685    20,242,547    259,853      4,884,950            --            --
                                     --------     ---------   -----------    -------      ---------     ---------    ----------
Net assets at the end of year        $470,876     2,925,090    20,876,097    503,518      5,214,856     9,089,634    18,092,641
                                     ========     =========   ===========    =======      =========     =========    ==========

*    for the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010

                                                                     SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                                                MORGAN STANLEY
                                     PUTNAM VT    PUTNAM VT    PUTNAM VT  PUTNAM VT              UIF EMERGING
                                    GROWTH AND  INTERNATIONAL  MULTI-CAP    EQUITY   PUTNAM VT      MARKETS
                                      INCOME        EQUITY       GROWTH     INCOME    VOYAGER       EQUITY          TOTAL
                                    ----------  -------------  ---------  ---------  ---------  --------------  -------------
Operations:
   Investment income (loss) - net   $    1,902      132,892      (3,780)      7,316     (6,068)      (39,635)     (12,098,565)
   Net realized gains (losses) on
      investments                     (161,455)    (257,122)     (4,795)   (195,105)    73,383       (95,084)      (8,609,684)
   Net change in unrealized
      appreciation or
      depreciation of investments      306,677      663,612      67,587     386,882    264,574       938,185      368,061,756
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
Net increase (decrease) in net
   assets resulting from
   operations                          147,124      539,382      59,012     199,093    331,889       803,466      347,353,507
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
Contract transactions (notes 3
   and 6):
   Contract purchase payments          122,711      315,140      67,511     257,565  1,433,948     2,006,679      442,512,433
   Contract withdrawals and
      charges                         (190,288)  (1,107,260)    (40,884)   (167,350)  (438,054)     (424,138)    (352,539,481)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           24           17          --          18         --            47          244,726
   Annuity benefit payments             (1,929)      (4,153)         --      (1,337)        --        (1,015)      (6,762,504)
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
Increase (decrease) in net assets
   from contract transactions          (69,481)    (796,257)     26,627      88,896    995,894     1,581,572       83,455,174
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
Increase (decrease) in net assets       77,643     (256,875)     85,639     287,989  1,327,783     2,385,038      430,808,681
Net assets at the beginning of
   year                              1,177,270    6,865,855     307,466   1,837,650  1,073,552     3,315,951    2,584,868,991
                                    ----------    ---------     -------   ---------  ---------     ---------    -------------
Net assets at the end of year       $1,254,913    6,608,980     393,105   2,125,639  2,401,335     5,700,989    3,015,677,672
                                    ==========    =========     =======   =========  =========     =========    =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                      SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------------
                                                                 ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS     ADVANTUS
                                      ADVANTUS      ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                        BOND         MONEY         500       SECURITIES       BOND        MID-CAP    SECURITIES
                                       CLASS 2       MARKET      CLASS 2       CLASS 2      CLASS 2       CLASS 2     CLASS 2
                                    ------------  -----------  -----------  -----------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net   $ (2,306,067)    (758,471)  (1,261,789)    (935,393)     (770,663)    (647,575)   (545,813)
   Net realized gains (losses) on
      investments                      1,343,728           --      316,161    1,427,903     2,236,751      (81,063) (1,404,842)
   Net change in unrealized
      appreciation or
      depreciation of investments     23,123,724           --   27,221,071    3,936,094     7,052,791   15,747,052  11,645,824
                                    ------------  -----------  -----------  -----------    ----------   ----------  ----------
Net increase (decrease) in net
   assets resulting from
   operations                         22,161,385     (758,471)  26,275,443    4,428,604     8,518,879   15,018,414   9,695,169
                                    ------------  -----------  -----------  -----------    ----------   ----------  ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         23,253,017   22,358,562    3,918,524    5,270,204     8,491,869    4,183,544   5,709,960
   Contract withdrawals and
      charges                        (21,254,069) (43,495,596) (17,214,472) (15,034,051)   (8,491,682)  (5,706,987) (7,252,123)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          8,252       12,897       20,682        3,455           554        1,783        (785)
   Annuity benefit payments             (220,263)     (70,214)    (209,451)    (175,957)      (39,930)     (39,008)    (67,786)
                                    ------------  -----------  -----------  -----------    ----------   ----------  ----------
Increase (decrease) in net assets
   from contract transactions          1,786,938  (21,194,351) (13,484,717)  (9,936,348)      (39,190)  (1,560,668) (1,610,734)
                                    ------------  -----------  -----------  -----------    ----------   ----------  ----------
Increase (decrease) in net assets     23,948,323  (21,952,822)  12,790,726   (5,507,744)    8,479,689   13,457,746   8,084,435
Net assets at the beginning of
   year                              162,840,509   81,565,810  118,329,030   75,249,958    56,503,162   44,016,480  40,752,236
                                    ------------  -----------  -----------  -----------    ----------   ----------  ----------
Net assets at the end of year       $186,788,832   59,612,988  131,119,756   69,742,214    64,982,851   57,474,226  48,836,671
                                    ============  ===========  ===========  ===========    ==========   ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                   SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------
                                                                                      ALLIANCE     AMERICAN
                                     AIM V.I.     AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY    AMERICAN
                                       BASIC       CAPITAL      CORE    SMALL CAP  INTERNATIONAL    INCOME      CENTURY
                                     BALANCED   APPRECIATION   EQUITY     EQUITY       VALUE      AND GROWTH     ULTRA
                                    ----------  ------------  --------  ---------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net   $   39,666      (52,667)     1,446    (55,484)       (937)       69,688     (431,552)
   Net realized gains (losses) on
      investments                     (483,965)    (305,855)   (10,426)   (55,164)    (65,927)     (171,768)  (2,186,900)
   Net change in unrealized
      appreciation or
      depreciation of investments      755,159    1,194,784    117,454  1,155,401     184,863       462,047   12,307,737
                                    ----------    ---------    -------  ---------     -------     ---------   ----------
Net increase (decrease) in net
   assets resulting from
   operations                          310,860      836,262    108,474  1,044,753     117,999       359,967    9,689,285
                                    ----------    ---------    -------  ---------     -------     ---------   ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments          156,871      389,454     78,436  2,740,461     252,407       125,438      914,600
   Contract withdrawals and
      charges                         (297,250)    (684,071)   (68,794)  (147,960)    (64,981)     (302,111)  (4,862,287)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --            9         --         --          --             7          344
   Annuity benefit payments                 --       (2,490)        --         --          --          (216)     (51,590)
                                    ----------    ---------    -------  ---------     -------     ---------   ----------
Increase (decrease) in net assets
   from contract transactions         (140,379)    (297,098)     9,642  2,592,501     187,426      (176,882)  (3,998,933)
                                    ----------    ---------    -------  ---------     -------     ---------   ----------
Increase (decrease) in net assets      170,481      539,164    118,116  3,637,254     305,425       183,085    5,690,352
Net assets at the beginning of
   year                              1,126,428    4,763,841    417,167  2,492,896     324,529     2,463,054   32,698,743
                                    ----------    ---------    -------  ---------     -------     ---------   ----------
Net assets at the end of year       $1,296,909    5,303,005    535,283  6,130,150     629,954     2,646,139   38,389,095
                                    ==========    =========    =======  =========     =======     =========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                  AMERICAN    CREDIT SUISSE                                               FIDELITY
                                      AMERICAN     CENTURY        TRUST                                                      VIP
                                      CENTURY     INFLATION   INTERNATIONAL   FIDELITY VIP   FIDELITY VIP  FIDELITY VIP     HIGH
                                       VALUE     PROTECTION  EQUITY FLEX III   CONTRAFUND   EQUITY-INCOME     MID-CAP      INCOME
                                    -----------  ----------  ---------------  ------------  -------------  ------------  ----------
Operations:
   Investment income (loss) - net   $   976,224      37,902        13,121        (118,242)       544,842      (329,265)     615,751
   Net realized gains (losses) on
      investments                    (2,175,476)    (71,621)      (98,689)     (5,160,827)    (8,807,935)   (2,636,530)    (115,844)
   Net change in unrealized
      appreciation or
      depreciation of investments     5,549,990     504,631       301,353      17,240,519     30,370,612    14,463,729    1,548,142
                                    -----------  ----------      --------      ----------    -----------    ----------   ----------
Net increase (decrease) in net
   assets resulting from
   operations                         4,350,738     470,912       215,785      11,961,450     22,107,519    11,497,934    2,048,049
                                    -----------  ----------      --------      ----------    -----------    ----------   ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         2,987,696   7,635,083       625,366       2,372,609      4,922,338     2,294,016    6,062,215
   Contract withdrawals and
      charges                        (2,321,227) (1,092,967)     (676,037)     (7,693,685)   (13,352,540)   (7,111,138)    (404,161)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           191          --            (1)         (3,708)         2,359         3,281           --
   Annuity benefit payments              (8,262)         --           (27)        (34,451)       (99,627)      (57,244)          --
                                    -----------  ----------      --------      ----------    -----------    ----------   ----------
Increase (decrease) in net assets
   from contract transactions           658,398   6,542,116       (50,698)     (5,359,235)    (8,527,470)   (4,871,085)   5,658,054
                                    -----------  ----------      --------      ----------    -----------    ----------   ----------
Increase (decrease) in net assets     5,009,136   7,013,028       165,087       6,602,215     13,580,049     6,626,849    7,706,103
Net assets at the beginning of
   year                              25,033,415   3,874,597       807,441      40,927,704     83,389,905    34,594,716    2,709,193
                                    -----------  ----------      --------      ----------    -----------    ----------   ----------
Net assets at the end of year       $30,042,551  10,887,625       972,528      47,529,919     96,969,954    41,221,565   10,415,296
                                    ===========  ==========      ========      ==========    ===========    ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                    SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                     FRANKLIN                              TEMPLETON
                                     LARGE CAP     FRANKLIN     FRANKLIN   DEVELOPING   TEMPLETON    FRANKLIN    IBBOTSON
                                      GROWTH    MUTUAL SHARES     SMALL      MARKETS   GLOBAL ASSET  SMALL CAP  AGGRESSIVE
                                    SECURITIES    SECURITIES     MID CAP   SECURITIES   ALLOCATION     VALUE      GROWTH
                                    ----------  -------------  ----------  ----------  ------------  ---------  ----------
Operations:
   Investment income (loss) - net   $   (2,328)       44,642     (115,364)    839,935      563,194       5,983     (7,063)
   Net realized gains (losses) on
      investments                     (172,065)   (1,196,101)    (660,708) (4,000,397)  (1,643,772)      8,770   (139,440)
   Net change in unrealized
      appreciation or depreciation
      of investments                   799,225     3,088,473    3,858,097  17,848,981    2,341,642   1,042,632    495,594
                                    ----------    ----------   ----------  ----------   ----------   ---------  ---------
Net increase (decrease) in net
   assets resulting from
   operations                          624,832     1,937,014    3,082,025  14,688,519    1,261,064   1,057,385    349,091
                                    ----------    ----------   ----------  ----------   ----------   ---------  ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          476,451       869,812    1,377,406   4,358,628    1,112,979   2,109,214  1,024,446
   Contract withdrawals and
      charges                         (491,015)   (2,248,758)  (2,160,525) (6,957,771)  (1,640,748)   (268,583)  (565,561)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            2        (5,059)          --       9,419          263         390         --
   Annuity benefit payments               (138)       (1,768)          --     (47,743)      (5,836)     (7,601)        --
                                    ----------    ----------   ----------  ----------   ----------   ---------  ---------
Increase (decrease) in net assets
   from contract transactions          (14,700)   (1,385,773)    (783,119) (2,637,467)    (533,342)  1,833,420    458,885
                                    ----------    ----------   ----------  ----------   ----------   ---------  ---------
Increase (decrease) in net assets      610,132       551,241    2,298,906  12,051,052      727,722   2,890,805    807,976
Net assets at the beginning of
   year                              2,394,098     9,426,809    7,977,310  22,945,107    6,633,870   2,099,929    831,533
                                    ----------    ----------   ----------  ----------   ----------   ---------  ---------
Net assets at the end of year       $3,004,230     9,978,050   10,276,216  34,996,159    7,361,592   4,990,734  1,639,509
                                    ==========    ==========   ==========  ==========   ==========   =========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                    SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                                            IBBOTSON     JANUS        JANUS
                                      IBBOTSON     IBBOTSON     IBBOTSON     INCOME      ASPEN        ASPEN    JANUS ASPEN
                                      BALANCED   CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY     OVERSEAS
                                    -----------  ------------  ----------  ----------  ----------  ----------  -----------
Operations:
   Investment income (loss) - net   $  (100,143)     (28,425)    (109,343)    (46,727)    123,255    (355,101)    (671,831)
   Net realized gains (losses) on
      investments                      (198,467)     (46,151)    (428,056)   (144,936)    (40,728)   (157,599)   2,623,944
   Net change in unrealized
      appreciation or depreciation
      of investments                  4,833,499      488,675    4,964,061   1,409,235   1,733,246  10,206,481   37,213,185
                                    -----------   ----------   ----------  ----------  ----------  ----------   ----------
Net increase (decrease) in net
   assets resulting from
   operations                         4,534,889      414,099    4,426,662   1,217,572   1,815,773   9,693,781   39,165,298
                                    -----------   ----------   ----------  ----------  ----------  ----------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        18,625,454    6,291,158   10,598,128  10,049,503   2,648,179   4,778,233    7,769,822
   Contract withdrawals and
      charges                          (963,516)  (1,251,347)  (1,084,156) (1,357,589) (2,749,874) (5,496,338) (13,600,860)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --           --           --          --          --       1,578        2,735
   Annuity benefit payments                  --           --           --          --          --     (30,840)     (44,545)
                                    -----------   ----------   ----------  ----------  ----------  ----------   ----------
Increase (decrease) in net assets
   from contract transactions        17,661,938    5,039,811    9,513,972   8,691,914    (101,695)   (747,367)  (5,872,848)
                                    -----------   ----------   ----------  ----------  ----------  ----------   ----------
Increase (decrease) in net assets    22,196,827    5,453,910   13,940,634   9,909,486   1,714,078   8,946,414   33,292,450
Net assets at the beginning of
   year                              11,557,250    1,740,048   11,082,378   5,340,597   9,393,404  22,841,114   53,430,276
                                    -----------   ----------   ----------  ----------  ----------  ----------   ----------
Net assets at the end of year       $33,754,077    7,193,958   25,023,012  15,250,083  11,107,482  31,787,528   86,722,726
                                    ===========   ==========   ==========  ==========  ==========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                   SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                                                                                 NEUBERGER
                                    JANUS ASPEN      MFS          MFS        MFS                    AMT       OPPENHEIMER
                                      MID CAP     INVESTORS     MID CAP      NEW         MFS     SOCIALLY       CAPITAL
                                       VALUE     GROWTH STOCK   GROWTH    DISCOVERY     VALUE    RESPONSIVE  APPRECIATION
                                    -----------  ------------  --------  ----------  ----------  ----------  ------------
Operations:
   Investment income (loss) - net    $  (30,211)    (155,043)    (7,395)   (101,366)   (113,916)       172       (37,859)
   Net realized gains (losses) on
      investments                         1,019     (231,671)  (128,348)   (596,292)   (264,629)   (70,525)     (166,794)
   Net change in unrealized
      appreciation or depreciation
      of investments                    878,202    5,452,608    304,845   3,985,582   8,825,512    105,390     1,141,771
                                     ----------   ----------   --------  ----------  ----------    -------     ---------
Net increase (decrease) in net
   assets resulting from
   operations                           849,010    5,065,894    169,102   3,287,924   8,446,967     35,037       937,118
                                     ----------   ----------   --------  ----------  ----------    -------     ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         1,799,036    3,436,040     64,904     577,970  12,206,102    106,784       437,409
   Contract withdrawals and
      charges                          (125,324)    (935,820)  (122,511) (1,418,168) (1,382,165)   (96,959)     (743,714)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --            3         --          58          89         --            --
   Annuity benefit payments                  --       (3,308)        --     (16,688)    (13,266)        --            --
                                     ----------   ----------   --------  ----------  ----------    -------     ---------
Increase (decrease) in net assets
   from contract transactions         1,673,712    2,496,915    (57,607)   (856,829) 10,810,760      9,825      (306,305)
                                     ----------   ----------   --------  ----------  ----------    -------     ---------
Increase (decrease) in net assets     2,522,722    7,562,809    111,495   2,431,095  19,257,727     44,862       630,813
Net assets at the beginning of
   year                               1,637,839   11,920,628    472,354   5,988,120  30,518,589    148,517     2,451,872
                                     ----------   ----------   --------  ----------  ----------    -------     ---------
Net assets at the end of year        $4,160,561   19,483,437    583,849   8,419,215  49,776,316    193,379     3,082,685
                                     ==========   ==========   ========  ==========  ==========    =======     =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                  OPPENHEIMER   OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT
                                     OPPENHEIMER  MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW         EQUITY
                                     HIGH INCOME   SMALL CAP       GROWTH       INCOME        EQUITY     OPPORTUNITIES    INCOME
                                    ------------  -----------  -------------  ----------  -------------  -------------  ---------
Operations:
   Investment income (loss) - net   $   (244,894)    (1,901)       (11,487)       15,271      (90,838)        (2,978)      42,131
   Net realized gains (losses) on
      investments                    (13,116,430)   (25,859)        (7,402)     (880,135)    (495,595)       (69,019)    (522,048)
   Net change in unrealized
      appreciation or depreciation
      of investments                  17,283,321     86,975      1,331,105     1,070,005    1,872,918        138,604      877,957
                                    ------------    -------      ---------     ---------    ---------       --------    ---------
Net increase (decrease) in net
   assets resulting from
   operations                          3,921,997     59,215      1,312,216       205,141    1,286,485         66,607      398,040
                                    ------------    -------      ---------     ---------    ---------       --------    ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          7,031,367    121,576        501,050       115,875      282,234         76,314      157,940
   Contract withdrawals and
      charges                         (3,030,294)   (54,505)      (820,890)     (604,162)    (971,354)      (123,945)    (328,795)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             51         --             15            14           11             --           12
   Annuity benefit payments              (12,502)        --           (809)       (1,363)      (3,744)            --       (1,169)
                                    ------------    -------      ---------     ---------    ---------       --------    ---------
Increase (decrease) in net assets
   from contract transactions          3,988,622     67,071       (320,634)     (489,636)    (692,853)       (47,631)    (172,013)
                                    ------------    -------      ---------     ---------    ---------       --------    ---------
Increase (decrease) in net assets      7,910,619    126,286        991,582      (284,495)     593,632         18,976      226,027
Net assets at the beginning of
   year                               12,331,928    133,567      3,893,368     1,461,765    6,272,223        288,490    1,611,623
                                    ------------    -------      ---------     ---------    ---------       --------    ---------
Net assets at the end of year       $ 20,242,547    259,853      4,884,950     1,177,270    6,865,855        307,466    1,837,650
                                    ============    =======      =========     =========    =========       ========    =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                    SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------
                                                                                     VAN KAMPEN   VAN KAMPEN
                                                            VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                     PUTNAM VT  VAN KAMPEN   EMERGING   GROWTH AND    MARKETS      MID CAP    IVY FUNDS VIP
                                      VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY       VALUE       BALANCED
                                    ----------- ----------  ----------  ----------  ------------  ----------  -------------
Operations:
   Investment income (loss) - net   $   (4,822)    118,055     (3,243)      63,773      (28,831)      (198)        768,376
   Net realized gains (losses) on
      investments                      (48,238)   (481,527)   (49,275)    (289,272)    (318,252)    (2,158)       (423,620)
   Net change in unrealized
      appreciation or depreciation
      of investments                   348,996   1,354,832    152,223      838,582    1,342,448     14,738       9,952,069
                                    ----------   ---------   --------    ---------    ---------     ------     -----------
Net increase (decrease) in net
   assets resulting from
   operations                          295,936     991,360     99,705      613,083      995,365     12,382      10,296,825
                                    ----------   ---------   --------    ---------    ---------     ------     -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          444,241     354,132    230,330      537,410    1,532,852     30,277       2,066,450
   Contract withdrawals and
      charges                         (190,029)   (752,044)  (132,577)    (565,608)    (258,581)    (6,463)    (18,100,356)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --          28         --           --           --         --         (63,178)
   Annuity benefit payments                 --      (2,586)        --           --           --         --        (376,028)
                                    ----------   ---------   --------    ---------    ---------     ------     -----------
Increase (decrease) in net assets
   from contract transactions          254,212    (400,470)    97,753      (28,198)   1,274,271     23,814     (16,473,112)
                                    ----------   ---------   --------    ---------    ---------     ------     -----------
Increase (decrease) in net assets      550,148     590,890    197,458      584,885    2,269,636     36,196      (6,176,287)
Net assets at the beginning of
   year                                523,404   4,105,291    126,389    2,749,148    1,046,315     14,939     104,444,512
                                    ----------   ---------   --------    ---------    ---------     ------     -----------
Net assets at the end of year       $1,073,552   4,696,181    323,847    3,334,033    3,315,951     51,135      98,268,225
                                    ==========   =========   ========    =========    =========     ======     ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                  IVY FUNDS
                                      IVY FUNDS   IVY FUNDS VIP      VIP      IVY FUNDS   IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS
                                         VIP      INTERNATIONAL   SMALL CAP      VIP        MICRO-CAP      SMALL CAP        VIP
                                       GROWTH         VALUE        GROWTH       VALUE         GROWTH         VALUE      CORE EQUITY
                                    ------------  -------------  ---- -----  -----------  -------------  -------------  -----------
Operations:
   Investment income (loss) - net   $ (1,315,518)    3,531,177     (418,218)     484,326      (153,378)      (726,057)      (71,548)
   Net realized gains (losses) on
      investments                      1,332,326     1,818,462   (3,908,670)  (4,525,074)     (534,753)    (3,628,236)     (663,790)
   Net change in unrealized
      appreciation or
      depreciation of investments     32,357,215    42,062,598   17,734,923   18,325,171     4,334,971     17,444,093     4,036,247
                                    ------------   -----------   ----------   ----------    ----------     ----------    ----------
Net increase (decrease) in net
   assets resulting from
   operations                         32,374,023    47,412,237   13,408,035   14,284,423     3,646,840     13,089,800     3,300,909
                                    ------------   -----------   ----------   ----------    ----------     ----------    ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments          8,234,662     8,085,416    2,794,665    3,146,398     1,524,234      2,292,156     2,357,839
   Contract withdrawals and
      charges                        (15,720,647)  (22,983,798)  (7,483,737) (10,894,019)   (1,947,251)    (8,669,090)   (2,688,844)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period         12,563         5,375        6,033       (2,970)          721          2,778         2,923
   Annuity benefit payments             (177,001)     (181,510)     (80,371)     (73,034)       (6,902)       (57,308)      (32,826)
                                    ------------   -----------   ----------   ----------    ----------     ----------    ----------
Increase (decrease) in net assets
   from contract transactions         (7,650,423)  (15,074,517)  (4,763,410)  (7,823,625)     (429,198)    (6,431,463)     (360,907)
                                    ------------   -----------   ----------   ----------    ----------     ----------    ----------
Increase (decrease) in net assets     24,723,600    32,337,720    8,644,625    6,460,798     3,217,642      6,658,337     2,940,002
Net assets at the beginning of
   year                              134,044,256   143,413,748   44,094,242   61,756,776     9,901,671     53,397,984    15,463,823
                                    ------------   -----------   ----------  -----------    ----------     ----------    ----------
Net assets at the end of year       $158,767,856   175,751,468   52,738,867   68,217,574    13,119,313     60,056,321    18,403,825
                                    ============   ===========   ==========  ===========    ==========     ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     IVY FUNDS                    IVY FUNDS                                              IVY FUNDS
                                         VIP      IVY FUNDS VIP      VIP      IVY FUNDS   IVY FUNDS VIP  IVY FUNDS VIP      VIP
                                        ASSET     INTERNATIONAL   SCIENCE &      VIP         DIVIDEND         HIGH         MONEY
                                      STRATEGY        GROWTH     TECHNOLOGY      BOND         INCOME         INCOME        MARKET
                                    ------------  -------------  ----------  -----------  -------------  -------------  -----------
Operations:
   Investment income (loss) - net   $ (1,247,168)        2,359     (422,794)     753,948       (61,361)     2,232,000       (44,067)
   Net realized gains (losses) on
      investments                      9,160,875      (495,699)     776,662       15,603      (126,295)      (932,576)           (2)
   Net change in unrealized
      appreciation or
      depreciation of investments     15,275,043     4,499,485    9,272,338    1,043,147     2,145,932      9,570,812             2
                                    ------------    ----------   ----------   ----------    ----------     ----------   -----------
Net increase (decrease) in net
   assets resulting from
   operations                         23,188,750     4,006,145    9,626,206    1,812,698     1,958,276     10,870,236       (44,067)
                                    ------------    ----------   ----------   ----------    ----------     ----------   -----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         22,593,865     2,683,114    4,978,866    6,535,369     1,930,778      4,218,595     6,171,560
   Contract withdrawals and
      charges                        (10,791,095)   (1,917,185)  (2,589,319)  (4,534,921)   (1,254,340)    (4,003,611)   (8,726,053)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          3,111         1,203          499          426           185            283            15
   Annuity benefit payments             (131,912)      (12,832)     (20,568)      (7,020)       (4,887)        (7,010)         (696)
                                    ------------    ----------   ----------   ----------    ----------     ----------   -----------
Increase (decrease) in net assets
   from contract transactions         11,673,969       754,300    2,369,478    1,993,854       671,736        208,257    (2,555,173)
                                    ------------    ----------   ----------   ----------    ----------     ----------   -----------
Increase (decrease) in net assets     34,862,719     4,760,445   11,995,684    3,806,552     2,630,012     11,078,493    (2,599,240)
Net assets at the beginning of
   year                               97,714,391    16,233,840   22,555,230   32,722,740    11,085,937     24,628,412    13,121,956
                                    ------------    ----------   ----------   ----------    ----------     ----------   -----------
Net assets at the end of year       $132,577,110    20,994,285   34,550,914   36,529,292    13,715,949     35,706,905    10,522,716
                                    ============    ==========   ==========   ==========    ==========     ==========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                  IVY FUNDS
                                      IVY FUNDS                      VIP      IVY FUNDS                                   IVY FUNDS
                                         VIP      IVY FUNDS VIP    GLOBAL        VIP                     IVY FUNDS VIP       VIP
                                      MORTGAGE     REAL ESTATE     NATURAL     MID CAP    IVY FUNDS VIP    PATHFINDER    PATHFINDER
                                     SECURITIES     SECURITIES    RESOURCES     GROWTH        ENERGY       AGGRESSIVE   CONSERVATIVE
                                    ------------  -------------  ----------  -----------  -------------  -------------  ------------
Operations:
   Investment income (loss) - net    $   486,544       119,130     (460,064)    (156,520)     (83,344)       (23,036)      (156,505)
   Net realized gains (losses) on
      investments                       (259,244)     (749,898)  (1,636,598)        (635)     (61,808)       (26,738)       (27,074)
   Net change in unrealized
      appreciation or
      depreciation of investments        613,575     2,515,464   17,129,527    4,141,569    2,048,162        464,173      2,171,591
                                     -----------    ----------   ----------   ----------    ---------      ---------     ----------
Net increase (decrease) in net
   assets resulting from
   operations                            840,875     1,884,696   15,032,865    3,984,414    1,903,010        414,399      1,988,012
                                     -----------    ----------   ----------   ----------    ---------      ---------     ----------
Contract transactions (notes 3
   and 6):
   Contract purchase payments          1,486,368     1,393,522    8,012,914    1,626,711    1,737,137      3,501,270     14,353,431
   Contract withdrawals and
      charges                         (1,728,224)   (1,068,074)  (2,476,368)    (878,428)    (379,981)      (194,523)    (1,912,147)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             48           204           33          115           62             --             (3)
   Annuity benefit payments                 (572)       (1,843)      (3,208)      (1,008)      (1,078)            --         (1,226)
                                     -----------    ----------   ----------   ----------    ---------      ---------     ----------
Increase (decrease) in net assets
   from contract transactions           (242,380)      323,809    5,533,371      747,390    1,356,140      3,306,747     12,440,055
                                     -----------    ----------   ----------   ----------    ---------      ---------     ----------
Increase (decrease) in net assets        598,495     2,208,505   20,566,236    4,731,804    3,259,150      3,721,146     14,428,067
Net assets at the beginning of
   year                               12,880,886     8,340,289   19,153,273    8,655,382    4,401,263        804,674      3,546,357
                                     -----------    ----------   ----------   ----------    ---------      ---------     ----------
Net assets at the end of year        $13,479,381    10,548,794   39,719,509   13,387,186    7,660,413      4,525,820     17,974,424
                                     ===========    ==========   ==========   ==========    =========      =========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                      SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------
                                                   IVY FUNDS VIP  IVY FUNDS VIP
                                    IVY FUNDS VIP    PATHFINDER     PATHFINDER
                                      PATHFINDER     MODERATELY     MODERATELY
                                       MODERATE      AGGRESSIVE    CONSERVATIVE     TOTAL
                                    -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net    $  (649,477)      (766,426)      (251,435)     (4,999,230)
   Net realized gains (losses) on
      investments                         82,212        (54,027)      (557,086)    (47,892,128)
   Net change in unrealized
      appreciation or depreciation
      of investments                  11,648,191     17,047,733      4,121,248     562,567,896
                                     -----------    -----------     ----------   -------------
Net increase (decrease) in net
   assets resulting from
   operations                         11,080,926     16,227,280      3,312,727     509,676,538
                                     -----------    -----------     ----------   -------------
Contract transactions (notes 3
   and 6):
   Contract purchase payments         55,126,479     42,481,530     22,119,834     438,329,089
   Contract withdrawals and
      charges                           (563,444)    (1,694,203)    (6,461,720)   (350,690,115)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --             --             --          29,353
   Annuity benefit payments                   --             --             --      (2,449,258)
                                     -----------    -----------     ----------   -------------
Increase (decrease) in net assets
   from contract transactions         54,563,035     40,787,327     15,658,114      85,219,069
                                     -----------    -----------     ----------   -------------
Increase (decrease) in net assets     65,643,961     57,014,607     18,970,841     594,895,607
Net assets at the beginning of
   year                               23,397,108     43,493,673     10,450,054   1,989,973,383
                                     -----------    -----------     ----------   -------------
Net assets at the end of year        $89,041,069    100,508,280     29,420,895   2,584,868,990
                                     ===========    ===========     ==========   =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(1)  ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eleven types of contracts consisting of eighty-three segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the eighty-three segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, Alliance Bernstein Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Fund, Ibbotson Funds, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger AMT Funds, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Ivy Funds VIP, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

INVESTMENTS

During the year ended December 31, 2010, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table:

CLOSED PORTFOLIO                                   RECEIVING PORTFOLIO                                         DATE MERGED
------------------------------------------------   ---------------------------------------------------------   -----------
AIM V.I Basic Balanced                             Invesco V.I Basic Balanced                                   04/30/2010
AIM V.I. Capital Appreciation Fund                 Invesco V.I. Capital Appreciation Fund                       04/30/2010
AIM V.I. Core Equity Fund                          Invesco V.I. Core Equity Fund                                04/30/2010
AIM V.I. Small Cap Equity Fund                     Invesco V.I. Small Cap Equity Fund                           04/30/2010
Van Kampen UIF Emerging Markets Equity, Class II   Morgan Stanley UIF Emerging Markets Equity, Class II         06/01/2010
Van Kampen UIF U.S. Mid Cap Value Class II         Invesco Van Kampen V.I. Mid Cap Value Fund, Class II         06/01/2010
Van Kampen Capital Growth, Class II                Invesco Van Kampen V.I. Capital Growth Fund, Series II       06/01/2010
Van Kampen Comstock, Class II                      Invesco Van Kampen V.I. Comstock Fund, Series II             06/01/2010
Van Kampen Growth and Income, Class II             Invesco Van Kampen V.I. Growth and Income Fund, Series II    06/01/2010
Putnam VT New Opportunities, Class IB              Putnam VT Multi-cap Growth Fund, Class IB                    09/01/2010

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years,

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2010 and 2009, contingent deferred sales charges totaled $33,951 and $81,929, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2010 and 2009, contingent deferred sales charges totaled $142,253 and $256,848, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2010 and 2009.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2010 and 2009.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2010 and 2009, contingent deferred sales charges for all Advisor classes totaled $1,430,289 and $1,414,198, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2010 and 2009.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2010 and 2009.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2010 and 2009.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2010 and 2009.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2010 and 2009.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2010 and 2009, contingent deferred sales charges totaled $579,287 and $571,329, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION LEGEND:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2010 and 2009.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2010 and 2009, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

MULTIOPTION EXTRA:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2010 and 2009.

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2010 and 2009, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee ranging from 0.02 percent to 1.19 percent of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4)  FAIR VALUE MEASUREMENTS

The Account adopted Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2010 and 2009. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(4)  FAIR VALUE MEASUREMENTS- CONTINUED

required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

For the year ended December 31, 2010, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(5)  INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2010:

Advantus Bond Class 2                              $15,107,142
Advantus Money Market                               26,023,054
Advantus Index 500 Class 2                           4,730,077
Advantus Mortgage Securities Class 2                 3,682,267
Advantus International Bond Class 2                  8,990,030
Advantus Index 400 Mid-Cap Class 2                   3,827,026
Advantus Real Estate Securities Class 2              3,419,041
Invesco V.I Basic Balanced                             286,371
Invesco V.I. Capital Appreciation Fund                  95,987
Invesco V.I. Core Equity Fund                          739,861
Invesco V.I. Small Cap Equity Fund                   1,821,392
Alliance Bernstein International Value                 196,131
American Century Income and Growth                     160,050
American Century Inflation Protection               13,692,740
American Century Ultra                                 701,231
American Century Value                               5,319,726
Credit Suisse Trust International Equity Flex III    1,020,492
Fidelity VIP High Income                             4,900,057
Fidelity VIP Contrafund                              3,089,352
Fidelity VIP Equity-Income                           3,123,600
Fidelity VIP Mid-Cap                                 2,400,064
Franklin Small Cap Value                             1,808,037
Franklin Small Mid Cap                               1,382,275
Franklin Large Cap Growth Securities                   304,397
Franklin Mutual Shares Securities                    1,191,550
Templeton Developing Markets Securities              3,444,219
Templeton Global Asset Allocation                      852,314
Goldman Sachs VIT Government Income                  4,431,847
Ibbotson Aggressive Growth                             886,548
Ibbotson Balanced                                   11,660,909
Ibbotson Conservative                                4,545,688
Ibbotson Growth                                      2,356,066
Ibbotson Income and Growth                           7,804,022
Invesco Van Kampen V.I. Capital Growth                 284,147
Invesco Van Kampen V.I. Comstock                     2,729,805
Invesco Van Kampen V.I. Growth and Income              810,665
Invesco Van Kampen V.I. Mid Cap Value                  145,179
Ivy Funds VIP Asset Strategy                        29,724,606
Ivy Funds VIP Balanced                               7,858,788
Ivy Funds VIP Bond                                  38,740,163
Ivy Funds VIP Core Equity                            5,683,555
Ivy Funds VIP Dividend Income                        3,455,533
Ivy Funds VIP Energy                                 1,903,956

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

(5)  INVESTMENT TRANSACTIONS - CONTINUED

Ivy Funds VIP Global Natural Resources             $ 5,876,883
Ivy Funds VIP Growth                                 9,188,844
Ivy Funds VIP High Income                            5,956,169
Ivy Funds VIP International Growth                   7,376,866
Ivy Funds VIP International Value                   12,031,209
Ivy Funds VIP Micro-Cap Growth                       4,061,114
Ivy Funds VIP Mid Cap Growth                         3,576,193
Ivy Funds VIP Money Market                           4,518,014
Ivy Funds VIP Mortgage Securities                    1,118,792
Ivy Funds VIP Pathfinder Aggressive                  3,251,355
Ivy Funds VIP Pathfinder Conservative               10,266,793
Ivy Funds VIP Pathfinder Moderate                   32,775,710
Ivy Funds VIP Pathfinder Moderately Aggressive      23,654,937
Ivy Funds VIP Pathfinder Moderately Conservative    13,293,191
Ivy Funds VIP Real Estate Securities                 1,022,547
Ivy Funds VIP Science & Technology                   5,106,215
Ivy Funds VIP Small Cap Growth                       4,316,454
Ivy Funds VIP Small Cap Value                        3,117,748
Ivy Funds VIP Value                                  4,887,700
Janus Aspen Balanced                                 3,590,998
Janus Aspen Forty                                    4,100,682
Janus Aspen Overseas                                 6,039,131
Janus Aspen Mid Cap Value                            2,133,191
MFS Investors Growth Stock                           3,885,726
MFS Mid Cap Growth                                     243,049
MFS New Discovery                                      575,314
MFS Value                                            7,914,521
Neuberger AMT Socially Responsive                      224,091
Oppenheimer Capital Appreciation                       308,561
Oppenheimer High Income                              2,915,367
Oppenheimer Main Street Small Cap                      227,534
Oppenheimer International Growth                       674,151
PIMCO Funds VIT Low Duration                         9,164,921
PIMCO Funds VIT Total Return                        19,700,942
Putnam VT Growth and Income                            137,745
Putnam VT International Equity                         516,595
Putnam VT Multi-Cap Growth                              67,721
Putnam VT Equity Income                                285,612
Putnam VT Voyager                                    1,440,193
Morgan Stanley UIF Emerging Markets Equity           1,980,770

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

Transactions in units for each segregated sub-account for the years ended December 31, 2010 and 2009 were as follows:

                                                             SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------
                                                                                  ADVANTUS       ADVANTUS
                                          ADVANTUS     ADVANTUS     ADVANTUS      MORTGAGE    INTERNATIONAL
                                            BOND        MONEY       INDEX 500    SECURITIES       BOND
                                          CLASS 2       MARKET       CLASS 2       CLASS 2       CLASS 2
                                        -----------  -----------  ------------  ------------  -------------
Units outstanding at December 31, 2008  137,165,882   62,460,775   72,514,828     53,570,204    43,293,204
   Contract purchase payments            19,665,471   18,272,903    2,173,053      4,631,724     6,440,859
   Contract terminations, withdrawal
      payments and charges              (15,933,780) (33,789,231)  (9,910,870)   (10,104,759)   (6,348,778)
                                        -----------  -----------   ----------    -----------    ----------
Units outstanding at December 31, 2009  140,897,573   46,944,447   64,777,011     48,097,169    43,385,285
   Contract purchase payments            11,815,631   20,635,062    1,965,729      3,209,354     6,373,729
   Contract terminations, withdrawal
      payments and charges              (15,419,920) (25,468,781)  (8,752,080)    (6,715,451)   (3,275,311)
                                        -----------  -----------   ----------    -----------    ----------
Units outstanding at December 31, 2010  137,293,284   42,110,728   57,990,660     44,591,072    46,483,703
                                        ===========  ===========   ==========    ===========    ==========

                                                             SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------
                                          ADVANTUS     ADVANTUS
                                         INDEX 400   REAL ESTATE  INVESCO V.I.  INVESCO V.I.   INVESCO V.I.
                                          MID-CAP     SECURITIES     CAPITAL        BASIC         CORE
                                          CLASS 2      CLASS 2    APPRECIATION    BALANCED       EQUITY
                                        -----------  -----------  ------------  ------------  -------------
Units outstanding at December 31, 2008   35,415,838   26,981,361    5,095,587     1,408,989      425,082
   Contract purchase payments             3,083,101    4,585,231      403,472       174,832       74,084
   Contract terminations, withdrawal
      payments and charges               (4,111,797)  (4,991,242)    (752,058)     (356,880)     (68,048)
                                         ----------   ----------    ---------     ---------      -------
Units outstanding at December 31, 2009   34,387,142   26,575,350    4,747,001     1,226,941      431,118
   Contract purchase payments             2,052,548    1,618,257      251,512        74,795      548,293
   Contract terminations, withdrawal
      payments and charges               (3,877,712)  (4,309,148)    (691,665)     (194,816)     (98,987)
                                         ----------   ----------    ---------     ---------      -------
Units outstanding at December 31, 2010   32,561,978   23,884,459    4,306,848     1,106,920      880,424
                                         ==========   ==========    =========     =========      =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------
                                                         ALLIANCE       AMERICAN      AMERICAN
                                        INVESCO V.I.    BERNSTEIN        CENTURY       CENTURY       AMERICAN
                                         SMALL CAP    INTERNATIONAL      INCOME       INFLATION      CENTURY
                                           EQUITY         VALUE        AND GROWTH    PROTECTION       ULTRA
                                        -----------  ---------------  ------------  ------------  -------------
Units outstanding at December 31, 2008   3,987,569        762,948       2,487,180     3,803,193     38,859,386
   Contract purchase payments            4,463,745        487,447         131,150     7,087,982      1,022,740
   Contract terminations, withdrawal
      payments and charges                (242,587)      (134,834)       (328,303)   (1,079,327)    (5,543,245)
                                         ---------      ---------       ---------    ----------     ----------
Units outstanding at December 31, 2009   8,208,727      1,115,561       2,290,027     9,811,848     34,338,881
   Contract purchase payments            2,386,045        328,907         111,320    12,022,682        602,920
   Contract terminations, withdrawal
      payments and charges                (689,393)      (194,094)       (439,906)   (2,126,384)    (5,157,259)
                                         ---------      ---------       ---------    ----------     ----------
Units outstanding at December 31, 2010   9,905,379      1,250,374       1,961,441    19,708,146     29,784,542
                                         =========      =========       =========    ==========     ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------
                                                     CREDIT SUISSE
                                         AMERICAN        TRUST       FIDELITY VIP
                                         CENTURY     INTERNATIONAL       HIGH      FIDELITY VIP  FIDELITY VIP
                                          VALUE     EQUITY FLEX III     INCOME      CONTRAFUND   EQUITY-INCOME
                                        ----------  ---------------  ------------  ------------  -------------
Units outstanding at December 31, 2008  22,034,921     2,132,210       3,724,521    40,119,116     90,768,049
   Contract purchase payments            2,528,093     1,299,320       6,863,370     1,987,361      5,563,641
   Contract terminations, withdrawal
      payments and charges              (2,263,788)   (1,470,112)       (486,823)   (7,747,403)   (14,307,142)
                                        ----------    ----------      ----------    ----------    -----------
Units outstanding at December 31, 2009  22,299,226     1,961,418      10,101,068    34,359,074     82,024,548
   Contract purchase payments            3,610,805     1,916,868       3,705,387     1,824,348      1,596,347
   Contract terminations, withdrawal
      payments and charges              (1,169,961)   (1,711,460)     (1,784,183)   (5,333,044)   (10,931,910)
                                        ----------    ----------      ----------    ----------    -----------
Units outstanding at December 31, 2010  24,740,070     2,166,826      12,022,272    30,850,378     72,688,985
                                        ==========    ==========      ==========    ==========    ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------
                                                                                    FRANKLIN
                                                        FRANKLIN                    LARGE CAP     FRANKLIN
                                        FIDELITY VIP    SMALL CAP      FRANKLIN      GROWTH    MUTUAL SHARES
                                           MID-CAP        VALUE     SMALL MID CAP  SECURITIES    SECURITIES
                                        ------------   -----------  -------------  ----------  -------------
Units outstanding at December 31, 2008   22,931,881     3,484,588     13,142,015    2,589,964     8,877,196
   Contract purchase payments             1,338,267     3,425,289      1,906,310      461,101       789,495
   Contract terminations, withdrawal
      payments and charges               (4,449,700)     (420,779)    (3,361,091)    (516,609)   (2,156,469)
                                         ----------     ---------     ----------    ---------    ----------
Units outstanding at December 31, 2009   19,820,448     6,489,098     11,687,234    2,534,456     7,510,222
   Contract purchase payments             1,059,241     2,235,293      1,501,954      240,561       787,980
   Contract terminations, withdrawal
      payments and charges               (3,133,115)     (552,311)    (3,016,073)    (506,709)     (966,763)
                                         ----------     ---------     ----------    ---------    ----------
Units outstanding at December 31, 2010   17,746,574     8,172,080     10,173,115    2,268,308     7,331,439
                                         ==========     =========     ==========    =========    ==========

                                                                SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------
                                         TEMPLETON                     GOLDMAN
                                        DEVELOPING      TEMPLETON     SACHS VIT     IBBOTSON
                                          MARKETS     GLOBAL ASSET    GOVERNMENT   AGGRESSIVE     IBBOTSON
                                        SECURITIES     ALLOCATION       INCOME       GROWTH       BALANCED
                                        -----------   ------------    ----------   ----------    ----------
Units outstanding at December 31, 2008   17,281,325     5,451,078             --    1,413,673    15,833,350
   Contract purchase payments             2,809,055       845,516             --    1,743,092    24,618,585
   Contract terminations, withdrawal
      payments and charges               (4,650,524)   (1,314,557)            --     (940,616)   (1,286,826)
                                         ----------    ----------     ----------    ---------    ----------
Units outstanding at December 31, 2009   15,439,856     4,982,037             --    2,216,149    39,165,109
   Contract purchase payments             1,467,688        46,250      4,281,246    1,176,980    13,211,159
   Contract terminations, withdrawal
      payments and charges               (3,231,021)   (5,028,287)       (26,579)    (315,302)   (1,755,294)
                                         ----------    ----------     ----------    ---------    ----------
Units outstanding at December 31, 2010   13,676,523            --      4,254,667    3,077,827    50,620,974
                                         ==========    ==========     ==========    =========    ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------
                                                                                      INVESCO
                                                                       IBBOTSON      VAN KAMPEN      INVESCO
                                          IBBOTSON      IBBOTSON        INCOME      V.I. CAPITAL    VAN KAMPEN
                                        CONSERVATIVE     GROWTH       AND GROWTH       GROWTH     V.I. COMSTOCK
                                        ------------   -----------    -----------   ------------  -------------
Units outstanding at December 31, 2008    1,853,596    17,258,727      6,436,622        160,753      3,995,053
   Contract purchase payments             6,671,779    16,045,468     11,609,032        226,838        348,252
   Contract terminations, withdrawal
      payments and charges               (1,358,104)   (1,661,098)    (1,624,067)      (136,022)      (741,318)
                                         ----------    ----------     ----------       --------      ---------
Units outstanding at December 31, 2009    7,167,271    31,643,097     16,421,587        251,569      3,601,987
   Contract purchase payments             4,393,069     2,795,300      8,203,514        212,369      2,076,317
   Contract terminations, withdrawal
      payments and charges               (1,439,710)   (2,653,381)      (984,363)      (196,840)      (469,695)
                                         ----------    ----------     ----------       --------      ---------
Units outstanding at December 31, 2010   10,120,630    31,785,016     23,640,738        267,098      5,208,609
                                         ==========    ==========     ==========       ========      =========

                                                               SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------
                                          INVESCO       INVESCO
                                        VAN KAMPEN    VAN KAMPEN   IVY FUNDS VIP
                                        V.I. GROWTH  V.I. MID CAP      ASSET      IVY FUNDS VIP  IVY FUNDS VIP
                                        AND INCOME      VALUE         STRATEGY       BALANCED         BOND
                                        -----------  ------------  -------------  -------------  -------------
Units outstanding at December 31, 2008   2,383,791       27,235      55,058,194     42,031,930     29,782,793
   Contract purchase payments              462,402       51,376      11,416,415      1,427,161      5,759,908
   Contract terminations, withdrawal
      payments and charges                (488,711)     (10,832)     (5,929,782)    (7,563,437)    (4,127,592)
                                        ----------      -------      ----------     ----------     ----------
Units outstanding at December 31, 2009   2,357,482       67,779      60,544,827     35,895,654     31,415,109
   Contract purchase payments              581,559      180,822      13,728,318      2,865,524     30,350,511
   Contract terminations, withdrawal
      payments and charges                (699,516)     (26,239)     (5,512,472)    (5,575,748)    (1,295,020)
                                        ----------      -------      ----------     ----------     ----------
Units outstanding at December 31, 2010   2,239,525      222,362      68,760,673     33,185,430     60,470,600
                                        ==========      =======      ==========     ==========     ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------
                                                       IVY FUNDS VIP                  IVY FUNDS VIP
                                        IVY FUNDS VIP    DIVIDEND     IVY FUNDS VIP  GLOBAL NATURAL  IVY FUNDS VIP
                                         CORE EQUITY      INCOME          ENERGY        RESOURCES        GROWTH
                                        -------------  -------------  -------------  --------------  -------------
Units outstanding at December 31, 2008    16,559,284     10,923,693      5,993,076     22,924,839     105,047,013
   Contract purchase payments              2,308,919      1,943,561      1,988,946      7,173,014       7,661,527
   Contract terminations, withdrawal
      payments and charges                (2,983,184)    (1,258,101)      (463,536)    (2,382,818)    (10,119,147)
                                          ----------     ----------     ----------     ----------     -----------
Units outstanding at December 31, 2009    15,885,019     11,609,153      7,518,486     27,715,035     102,589,393
   Contract purchase payments              4,478,432      2,906,563      1,885,491      4,530,890       7,070,175
   Contract terminations, withdrawal
      payments and charges                (2,367,579)      (807,047)    (2,685,200)    (4,370,625)     (8,478,451)
                                          ----------     ----------     ----------     ----------     -----------
Units outstanding at December 31, 2010    17,995,872     13,708,669      6,718,777     27,875,300     101,181,117
                                          ==========     ==========     ==========     ==========     ===========

                                                                  SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------
                                        IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS VIP  IVY FUNDS VIP
                                            HIGH       INTERNATIONAL  INTERNATIONAL     MICRO-CAP       MID CAP
                                           INCOME         GROWTH          VALUE          GROWTH         GROWTH
                                        -------------  -------------  -------------  --------------  -------------
Units outstanding at December 31, 2008    26,272,087     14,959,893     91,548,635     10,701,507       9,581,809
   Contract purchase payments              3,749,499      2,317,758      5,457,370      1,443,873       1,539,599
   Contract terminations, withdrawal
      payments and charges                (3,680,436)    (1,753,026)   (13,174,106)    (1,786,450)       (889,965)
                                          ----------     ----------    -----------     ----------      ----------
Units outstanding at December 31, 2009    26,341,150     15,524,625     83,831,899     10,358,930      10,231,443
   Contract purchase payments              2,273,554      5,311,120      5,660,938      2,759,951       2,620,713
   Contract terminations, withdrawal
      payments and charges                (2,230,254)    (1,047,841)    (8,783,978)    (1,488,134)     (2,861,630)
                                          ----------     ----------    -----------     ----------      ----------
Units outstanding at December 31, 2010    26,384,450     19,787,904     80,708,859     11,630,747       9,990,526
                                          ==========     ==========    ===========     ==========      ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------
                                        IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                            MONEY         MORTGAGE      PATHFINDER     PATHFINDER      PATHFINDER
                                            MARKET       SECURITIES     AGGRESSIVE    CONSERVATIVE     MODERATE
                                        -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2008    12,102,007     13,205,205      1,105,277      4,122,218     29,480,212
   Contract purchase payments              5,691,147      1,465,052      4,247,670     16,719,483     67,524,285
   Contract terminations, withdrawal
      payments and charges                (8,064,248)    (1,758,581)      (248,572)    (2,112,142)      (695,628)
                                          ----------    -----------      ---------     ----------    -----------
Units outstanding at December 31, 2009     9,728,906     12,911,676      5,104,375     18,729,559     96,308,869
   Contract purchase payments              4,265,224        632,693      3,413,189     10,091,654     34,042,145
   Contract terminations, withdrawal
      payments and charges                (4,173,605)   (13,544,369)      (103,811)    (2,886,350)    (2,864,118)
                                          ----------    -----------      ---------     ----------    -----------
Units outstanding at December 31, 2010     9,820,525             --      8,413,753     25,934,863    127,486,896
                                          ==========    ===========      =========     ==========    ===========

                                                                  SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------
                                        IVY FUNDS VIP  IVY FUNDS VIP
                                          PATHFINDER    PATHFINDER    IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                          MODERATELY    MODERATELY     REAL ESTATE     SCIENCE &      SMALL CAP
                                          AGGRESSIVE    CONSERVATIVE   SECURITIES      TECHNOLOGY       GROWTH
                                        -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2008    57,193,538     12,615,852      8,601,495     19,133,648     37,529,732
   Contract purchase payments             55,814,108     26,419,061      1,605,224      3,522,565      2,481,020
   Contract terminations, withdrawal
      payments and charges                (2,135,819)    (7,794,796)    (1,295,530)    (2,009,643)    (5,622,252)
                                         -----------     ----------     ----------     ----------     ----------
Units outstanding at December 31, 2009   110,871,827     31,240,117      8,911,189     20,646,570     34,388,500
   Contract purchase payments             23,823,429     13,163,900        649,272      2,594,977      3,113,837
   Contract terminations, withdrawal
      payments and charges                (1,433,870)    (2,344,710)    (1,093,790)    (1,895,766)    (4,305,261)
                                         -----------     ----------     ----------     ----------     ----------
Units outstanding at December 31, 2010   133,261,386     42,059,307      8,466,671     21,345,781     33,197,076
                                         ===========     ==========     ==========     ==========     ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------
                                        IVY FUNDS VIP                    JANUS       JANUS
                                          SMALL CAP    IVY FUNDS VIP     ASPEN       ASPEN    JANUS ASPEN
                                            VALUE          VALUE       BALANCED      FORTY      OVERSEAS
                                        -------------  -------------  ----------  ----------  -----------
Units outstanding at December 31, 2008    44,946,126     59,158,482    7,614,609  28,375,705   41,282,564
   Contract purchase payments              1,892,668      3,165,392    1,881,715   4,568,792    5,164,144
   Contract terminations, withdrawal
      payments and charges                (6,796,334)    (9,588,073)  (2,225,423) (6,292,843)  (8,629,303)
                                          ----------     ----------   ----------  ----------   ----------
Units outstanding at December 31, 2009    40,042,460     52,735,801    7,270,901  26,651,654   37,817,405
   Contract purchase payments              2,274,526      3,354,730    2,155,578   3,268,832    2,641,130
   Contract terminations, withdrawal
      payments and charges                (5,708,053)    (5,934,220)  (1,173,489) (5,191,228)  (6,691,892)
                                          ----------     ----------   ----------  ----------   ----------
Units outstanding at December 31, 2010    36,608,933     50,156,311    8,252,990  24,729,258   33,766,643
                                          ==========     ==========   ==========  ==========   ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------
                                         JANUS ASPEN        MFS           MFS        MFS
                                           MID CAP       INVESTORS      MID CAP      NEW          MFS
                                            VALUE       GROWTH STOCK    GROWTH     DISCOVERY     VALUE
                                        -------------  -------------  ----------  ----------  -----------
Units outstanding at December 31, 2008     2,426,938     13,016,135      663,123   6,685,901   25,739,165
   Contract purchase payments              2,459,108      3,376,502       87,043     499,297   10,122,068
   Contract terminations, withdrawal
      payments and charges                  (190,900)      (951,432)    (158,817) (1,314,727)  (1,222,188)
                                           ----------    ----------     --------  ----------   ----------
Units outstanding at December 31, 2009     4,695,146     15,441,205      591,349   5,870,471   34,639,045
   Contract purchase payments              2,379,189      3,226,797      214,768     391,346    5,394,640
   Contract terminations, withdrawal
      payments and charges                  (165,388)      (653,020)    (197,679) (1,315,526)  (1,511,942)
                                           ----------    ----------     --------  ----------   ----------
Units outstanding at December 31, 2010     6,908,947     18,014,982      608,438   4,946,291   38,521,743
                                           =========     ==========     ========  ==========   ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                              SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------
                                         NEUBERGER
                                            AMT       OPPENHEIMER               OPPENHEIMER     OPPENHEIMER
                                          SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET    INTERNATIONAL
                                         RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP         GROWTH
                                        -----------  ------------  -----------  -------------  -------------
Units outstanding at December 31, 2008     257,256     2,986,884    42,456,558    240,439        2,825,179
   Contract purchase payments              162,152       439,024    23,887,501    202,291          306,198
   Contract terminations, withdrawal
      payments and charges                (161,247)     (805,321)  (10,358,156)   (96,882)        (580,610)
                                          --------     ---------   -----------    -------        ---------
Units outstanding at December 31, 2009     258,161     2,620,587    55,985,903    345,848        2,550,767
   Contract purchase payments              284,184       268,277     4,646,459    289,933          327,918
   Contract terminations, withdrawal
      payments and charges                 (24,088)     (600,981)   (9,559,197)   (84,633)        (503,826)
                                          --------     ---------   -----------    -------        ---------
Units outstanding at December 31, 2010     518,257     2,287,883    51,073,165    551,148        2,374,859
                                          ========     =========   ===========    =======        =========

                                                              SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------
                                        PIMCO FUNDS   PIMCO FUNDS   PUTNAM VT     PUTNAM VT      PUTNAM VT
                                          VIT LOW      VIT TOTAL    GROWTH AND  INTERNATIONAL    MULTI-CAP
                                          DURATION      RETURN        INCOME       EQUITY         GROWTH
                                        -----------  ------------   ----------  -------------    ---------
Units outstanding at December 31, 2008          --            --     1,709,810    5,530,340        304,119
   Contract purchase payments                   --            --       134,420      261,166         72,972
   Contract terminations, withdrawal
      payments and charges                      --            --      (755,751)    (879,784)      (125,990)
                                         ---------    ----------     ---------    ---------       --------
Units outstanding at December 31, 2009          --            --     1,088,479    4,911,722        251,101
   Contract purchase payments            9,029,759    18,611,224       110,804      245,748         50,974
   Contract terminations, withdrawal
      payments and charges                 (98,912)   (1,100,792)     (175,297)    (812,074)       (32,714)
                                         ---------    ----------     ---------    ---------       --------
Units outstanding at December 31, 2010   8,930,847    17,510,432     1,023,986    4,345,396        269,361
                                         =========    ==========     =========    =========       ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 30, 2010 AND 2009

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                               SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------
                                                              MORGAN STANLEY
                                        PUTNAM VT              UIF EMERGING
                                          EQUITY   PUTNAM VT     MARKETS
                                          INCOME    VOYAGER      EQUITY
                                        ---------  ---------  --------------
Units outstanding at December 31, 2008  1,907,477    653,571     2,528,192
   Contract purchase payments             173,540    391,517     2,732,122
   Contract terminations, withdrawal
      payments and charges               (379,890)  (208,173)     (493,765)
                                        ---------  ---------     ---------
Units outstanding at December 31, 2009  1,701,127    836,915     4,766,549
   Contract purchase payments             237,920    994,182     2,793,935
   Contract terminations, withdrawal
      payments and charges               (159,335)  (310,486)     (587,766)
                                        ---------  ---------     ---------
Units outstanding at December 31, 2010  1,779,712  1,520,611     6,972,718
                                        =========  =========     =========

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2010, 2009, 2008, 2007, and 2006 is as follows:

                                          AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                            ---------------------------------------  -----------------------------------------------------
                                           UNIT FAIR                 INVESTMENT
                               UNITS     VALUE LOWEST                 INCOME       EXPENSE RATIO         TOTAL RETURN
                            OUTSTANDING   TO HIGHEST    NET ASSETS     RATIO*    LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                            ---------------------------------------  -----------------------------------------------------
Advantus Bond Class 2
   2010                     137,293,284   0.84 to 4.21  193,861,892     0.00%       0.15% to 2.95%       6.24% to 8.11%
   2009                     140,897,572   0.82 to 3.85  186,788,832     0.00%       0.15% to 2.95%      12.21% to 15.39%
   2008                     137,165,882   0.83 to 3.34  162,840,509     0.00%       0.15% to 2.70%     -16.04% to -13.65%
   2007                     145,226,521   0.99 to 3.86  208,541,053     0.00%       0.15% to 2.70%      -0.70% to 2.14%
   2006                     118,178,885   1.05 to 3.78  182,325,693     0.00%       0.15% to 2.65%       1.93% to 4.50%

Advantus Money Market
   2010                      42,110,728   0.77 to 2.37   52,945,041     0.04%       0.15% to 2.95%      -2.91% to -1.20%
   2009                      46,944,447   0.81 to 2.37   59,612,988     0.30%       0.15% to 2.95%      -2.64% to 0.12%
   2008                      62,460,775   1.00 to 2.37   81,565,810     1.99%       0.15% to 2.70%       1.58% to 4.48%
   2007                      46,884,970   1.00 to 2.33   60,232,879     4.49%       0.15% to 2.65%       1.67% to 4.23%
   2006                      34,943,613   0.99 to 2.23   44,361,121     4.31%       0.15% to 2.65%      -0.22% to 2.29%

Advantus Index 500 Class 2
   2010                      57,990,660   0.83 to 5.60  134,709,384     0.00%       0.15% to 2.65%      11.21% to 13.17%
   2009                      64,777,011   0.75 to 4.90  131,119,756     0.00%       0.15% to 2.65%      22.21% to 25.68%
   2008                      72,514,828   0.66 to 3.90  118,329,030     0.00%       0.15% to 2.65%     -39.04% to -37.30%
   2007                      84,519,950   1.07 to 6.22  223,928,815     0.00%       0.15% to 2.65%       1.95% to 4.87%
   2006                      96,852,057   1.03 to 5.93  247,358,600     0.00%       0.15% to 2.65%      12.23% to 15.06%

Advantus Mortgage Securities Class 2
   2010                      44,591,072   0.79 to 4.18   66,859,188     0.00%       0.15% to 2.95%       3.65% to 5.48%
   2009                      48,097,169   0.78 to 3.92   69,742,214     0.00%       0.15% to 2.95%       4.91% to 7.89%
   2008                      53,570,204   0.84 to 3.64   75,249,958     0.00%       0.15% to 2.70%     -15.50% to -13.10%
   2007                      68,242,542   0.99 to 4.18  114,619,534     0.00%       0.15% to 2.40%       0.18% to 3.04%
   2006                      68,109,148   1.06 to 4.06  121,145,065     0.00%       0.15% to 2.40%       2.85% to 5.19%

Advantus International Bond Class 2
   2010                      46,483,703   1.07 to 2.38   77,196,207     0.00%       0.15% to 2.95%      10.59% to 12.55%
   2009                      43,385,285   1.00 to 2.09   64,982,851     0.00%       0.15% to 2.95%      14.14% to 17.38%
   2008                      43,293,204   1.01 to 1.78   56,503,162     0.00%       0.15% to 2.70%       1.19% to 4.07%
   2007                      41,431,353   1.03 to 1.71   53,588,882     0.00%       0.15% to 2.70%       6.23% to 9.27%
   2006                      30,866,067   0.94 to 1.57   39,801,116     0.00%       0.15% to 2.30%       1.63% to 3.83%

Advantus Index 400 Mid-Cap Class 2
   2010                      32,561,978   1.00 to 2.88   68,004,218     0.00%       0.15% to 2.95%      22.27% to 24.43%
   2009                      34,387,142   0.82 to 2.29   57,474,226     0.00%       0.15% to 2.95%      32.47% to 36.23%
   2008                      35,415,838   0.62 to 1.68   44,016,480     0.00%       0.15% to 2.70%     -38.39% to -36.64%
   2007                      32,557,968   1.01 to 2.65   65,303,332     0.00%       0.15% to 2.70%       4.30% to 7.28%
   2006                      28,618,949   1.40 to 2.47   54,924,496     0.00%       0.15% to 2.65%       6.92% to 9.62%

Advantus Real Estate Securities Class 2
   2010                      23,884,459   0.78 to 2.97   55,834,052     0.00%       0.15% to 2.95%      25.17% to 27.38%
   2009                      26,575,350   0.62 to 2.23   48,836,671     0.00%       0.15% to 2.95%      20.97% to 24.41%
   2008                      26,981,361   0.58 to 1.90   40,752,236     0.00%       0.15% to 2.70%     -38.14% to -36.37%
   2007                      28,213,414   0.94 to 3.02   68,749,308     0.00%       0.15% to 2.70%     -18.22% to -15.89%
   2006                      31,079,363   1.93 to 3.64   93,072,931     0.00%       0.15% to 2.65%      27.23% to 30.44%

Invesco V.I. Basic Balanced
   2010                       1,106,920   0.77 to 1.16    1,250,111     1.70%       1.20% to 2.20%       4.64% to 6.49%
   2009                       1,226,941   0.75 to 1.09    1,296,909     4.93%       1.20% to 2.20%      29.66% to 31.95%
   2008                       1,408,989   0.72 to 0.82    1,126,428     3.92%       1.20% to 2.20%     -40.25% to -39.19%
   2007                       1,635,426   1.18 to 1.36    2,150,503     2.81%       1.20% to 2.20%      -1.04% to 0.72%
   2006                       1,682,930   1.17 to 1.35    2,198,381     1.70%       1.20% to 2.20%       7.87% to 8.95%

Invesco V.I. Capital Appreciation
   2010                       4,306,848   0.75 to 1.29    5,488,930     0.52%       1.20% to 2.40%      11.86% to 13.83%
   2009                       4,747,001   0.67 to 1.14    5,303,005     0.28%       1.20% to 2.40%      17.21% to 19.28%
   2008                       5,095,587   0.73 to 0.95    4,763,841     0.00%       1.20% to 2.40%     -44.30% to -43.31%
   2007                       5,401,297   1.29 to 1.68    8,887,199     0.00%       1.20% to 2.40%       8.47% to 10.39%
   2006                       4,316,788   1.17 to 1.52    6,368,765     0.00%       1.20% to 2.05%       6.69% to 7.71%

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                          AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                            ---------------------------------------  -----------------------------------------------------
                                           UNIT FAIR                 INVESTMENT
                               UNITS     VALUE LOWEST                 INCOME       EXPENSE RATIO         TOTAL RETURN
                            OUTSTANDING   TO HIGHEST    NET ASSETS     RATIO*    LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                            ---------------------------------------  -----------------------------------------------------
Invesco V.I. Core Equity
   2010                         880,424   0.90 to 1.45    1,240,874     0.88%       1.20% to 2.15%       6.07% to 7.95%
   2009                         431,118   0.85 to 1.34      535,283     1.70%       1.20% to 2.15%      24.26% to 26.46%
   2008                         425,082   0.85 to 1.06      417,167     1.83%       1.20% to 2.05%     -32.25% to -31.16%
   2007                         491,374   1.24 to 1.54      681,079     0.91%       1.20% to 2.05%       4.72% to 6.58%
   2006                         526,920   1.16 to 1.45      680,362     1.31%       1.20% to 1.85%      12.65% to 13.61%

Invesco V.I. Small Cap Equity
   2010                       9,905,379   0.82 to 0.95    9,371,107     0.00%       1.20% to 2.95%      24.49% to 26.69%
   2009                       8,208,727   0.67 to 0.75    6,130,150     0.17%       1.20% to 2.95%      17.38% to 19.45%
   2008                       3,987,569   0.62 to 0.63    2,492,896     0.00%       1.20% to 2.50%     -33.40% to -32.22%
   2007  (c)                     18,445   0.92 to 0.92       17,012     0.00%       1.20% to 1.35%      -8.12% to -7.77%

Alliance Bernstein International Value
   2010                       1,250,374   0.50 to 0.58      727,660     2.78%       1.20% to 2.50%       1.27% to 3.06%
   2009                       1,115,561   0.51 to 0.56      629,954     1.42%       1.20% to 2.50%      30.45% to 32.75%
   2008                         762,948   0.42 to 0.43      324,529     0.58%       1.20% to 2.50%     -54.65% to -53.84%
   2007  (c)                    869,782   0.92 to 0.92      801,533     0.00%       1.20% to 2.35%      -8.21% to -7.85%

American Century Income and Growth
   2010                       1,961,441   0.78 to 1.33    2,564,877     1.25%       1.20% to 2.05%      10.55% to 12.50%
   2009                       2,290,027   0.70 to 1.19    2,646,139     4.38%       1.20% to 2.05%      14.35% to 16.37%
   2008                       2,487,180   0.86 to 1.02    2,463,054     1.80%       1.20% to 2.05%     -36.63% to -35.51%
   2007                       2,953,275   1.35 to 1.58    4,507,503     1.52%       1.20% to 2.05%      -3.35% to -1.63%
   2006                       2,637,804   1.38 to 1.61    4,071,559     1.61%       1.20% to 2.40%      14.05% to 15.42%

American Century Inflation Protection
   2010                      19,708,146   1.00 to 1.15   22,710,216     1.61%       1.20% to 2.70%       2.05% to 3.85%
   2009                       9,811,848   1.00 to 1.11   10,887,625     2.16%       1.20% to 2.70%       7.04% to 8.93%
   2008                       3,803,193   1.00 to 1.02    3,874,597     4.47%       1.20% to 2.50%      -4.47% to -2.78%
   2007  (c)                    277,346       1.05          290,589     0.87%       1.20% to 2.50%       4.37% to 4.77%

American Century Ultra
   2010                      29,784,542   0.83 to 1.30   38,088,591     0.36%       1.20% to 2.65%      12.46% to 14.44%
   2009                      34,338,881   0.76 to 1.14   38,389,095     0.18%       1.20% to 2.65%      30.61% to 32.92%
   2008                      38,859,386   0.69 to 0.86   32,698,743     0.00%       1.20% to 2.65%     -43.35% to -42.35%
   2007                      44,724,508   1.22 to 1.49   65,262,845     0.00%       1.20% to 2.65%      17.31% to 19.39%
   2006                      49,027,147   1.02 to 1.24   59,948,454     0.00%       1.20% to 2.65%      -5.91% to -4.54%

American Century Value
   2010                      24,740,070   0.84 to 1.51   37,286,285     2.12%       1.20% to 2.70%       9.75% to 11.69%
   2009                      22,299,226   0.76 to 1.35   30,042,551     5.32%       1.20% to 2.70%      16.24% to 18.29%
   2008                      22,034,921   0.95 to 1.15   25,033,415     2.37%       1.20% to 2.40%     -28.94% to -27.68%
   2007                      26,229,715   1.32 to 1.58   41,139,485     1.33%       1.20% to 2.40%      -8.08% to -6.44%
   2006                      22,442,949   1.43 to 1.69   37,453,827     0.97%       1.20% to 2.40%      15.66% to 17.05%

Credit Suisse Trust International Equity Flex III
   2010                       2,166,826   0.53 to 0.60    1,206,483     0.09%       0.15% to 1.40%      10.48% to 11.87%
   2009                       1,961,418   0.48 to 0.54      972,528     2.60%       0.15% to 1.40%      30.14% to 31.77%
   2008                       2,132,210   0.37 to 0.41      807,441     1.79%       0.15% to 1.40%     -47.50% to -46.83%
   2007                       2,945,080   0.70 to 0.77    2,105,030     0.00%       0.15% to 1.40%      -5.30% to -4.10%
   2006                       3,841,868   0.74 to 0.80    2,884,479     0.00%       0.15% to 1.40%      11.63% to 13.03%

Fidelity VIP High Income
   2010                      12,022,272   1.00 to 1.16   13,923,147     8.59%       1.20% to 2.95%      10.37% to 12.32%
   2009                      10,101,068   0.93 to 1.03   10,415,296    11.25%       1.20% to 2.95%      39.29% to 41.75%
   2008                       3,724,521   0.72 to 0.73    2,709,193    22.35%       1.20% to 2.45%      -27.32 to -26.04%
   2007  (c)                    306,234       0.98          301,164    12.47%       1.20% to 1.70%      -2.04% to -1.66%

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                          AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                            ---------------------------------------  -----------------------------------------------------
                                           UNIT FAIR                 INVESTMENT
                               UNITS     VALUE LOWEST                 INCOME       EXPENSE RATIO         TOTAL RETURN
                            OUTSTANDING   TO HIGHEST    NET ASSETS     RATIO*    LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                            ---------------------------------------  -----------------------------------------------------
Fidelity VIP Contrafund
   2010                      30,850,378   0.88 to 1.83   49,917,591     1.00%       0.15% to 2.75%      13.53% to 16.75%
   2009                      34,359,074   0.78 to 1.59   47,529,919     1.09%       0.15% to 2.75%      31.53% to 35.26%
   2008                      40,119,116   0.59 to 1.19   40,927,704     0.73%       0.15% to 2.70%     -44.36% to -42.78%
   2007                      48,805,678   1.07 to 2.09   86,667,665     0.74%       0.15% to 2.70%      13.87% to 17.13%
   2006                      51,447,928   1.31 to 1.81   76,957,469     1.04%       0.15% to 2.65%       8.53% to 11.27%

Fidelity VIP Equity-Income
   2010                      72,688,985   0.76 to 1.39   97,695,774     1.57%       0.15% to 2.95%      13.32% to 14.75%
   2009                      82,024,548   0.68 to 1.21   96,969,954     2.05%       0.15% to 2.95%      26.11% to 29.69%
   2008                      90,768,049   0.54 to 0.95   83,389,905     2.35%       0.15% to 2.70%     -44.48% to -42.90%
   2007                      90,431,982   0.97 to 1.67  146,206,707     1.69%       0.15% to 2.70%      -1.69% to 1.12%
   2006                      87,448,728   1.41 to 1.67  140,581,409     3.47%       0.15% to 2.65%      16.80% to 19.75%

Fidelity VIP Mid-Cap
   2010                      17,746,574   1.02 to 3.06   46,844,861     0.29%       0.15% to 2.50%      24.84% to 28.38%
   2009                      19,820,447   0.82 to 2.38   41,221,565     0.45%       0.15% to 2.75%      35.69% to 39.54%
   2008                      22,931,881   1.90 to 2.83   34,594,716     0.24%       0.15% to 2.40%     -41.37% to -39.70%
   2007                      28,299,215   1.69 to 2.46   71,686,578     0.60%       0.15% to 2.40%      11.97% to 15.16%
   2006                      29,981,719   1.54 to 2.19   66,839,831     0.17%       0.15% to 2.40%       9.74% to 12.23%

Franklin Small Cap Value
   2010                       8,172,080   0.84 to 0.97    7,962,998     0.73%       1.20% to 2.50%      23.92% to 26.70%
   2009                       6,489,098   0.70 to 0.77    4,990,734     1.65%       1.20% to 2.50%      25.40% to 27.61%
   2008                       3,484,588   0.59 to 0.60    2,099,929     0.74%       1.20% to 2.50%     -34.97% to -33.82%
   2007  (c)                    211,401   0.91 to 0.91      192,513     0.00%       1.20% to 1.70%      -9.29% to -8.94%

Franklin Small Mid Cap
   2010                      10,173,115   0.86 to 1.76   11,377,504     0.00%       0.15% to 2.95%      24.50% to 27.43%
   2009                      11,687,234   0.69 to 1.40   10,276,216     0.00%       0.15% to 2.95%      39.40% to 43.36%
   2008                      13,142,015   0.48 to 0.99    7,977,310     0.00%       0.15% to 2.35%     -44.17% to -42.58%
   2007                      15,600,282   0.85 to 1.75   16,527,737     0.00%       0.15% to 2.35%       7.99% to 11.07%
   2006                      16,672,382   0.78 to 1.60   15,637,059     0.00%       0.15% to 2.20%       6.33% to 8.53%

Franklin Large Cap Growth Securities
   2010                       2,268,308   0.85 to 1.33    2,966,664     0.84%       1.20% to 2.50%       8.35% to 10.26%
   2009                       2,534,456   0.78 to 1.21    3,004,230     1.36%       1.20% to 2.50%      25.96% to 28.18%
   2008                       2,589,964   0.79 to 0.94    2,394,098     1.31%       1.20% to 2.35%     -36.44% to -35.31%
   2007                       3,040,952   1.23 to 1.46    4,340,490     0.73%       1.20% to 2.05%       3.12% to 4.96%
   2006                       3,243,739   1.19 to 1.39    4,410,887     0.77%       1.20% to 2.05%       8.65% to 9.58%

Franklin Mutual Shares Securities
   2010                       7,331,439   0.81 to 1.50   10,761,338     1.58%       1.20% to 2.50%       7.96% to 9.87%
   2009                       7,510,222   0.75 to 1.37    9,978,050     1.91%       1.20% to 2.75%      22.38% to 24.54%
   2008                       8,877,196   0.92 to 1.10    9,426,809     2.97%       1.20% to 2.40%     -38.94% to -37.86%
   2007                      10,454,284   1.49 to 1.77   17,767,090     1.40%       1.20% to 2.40%       0.45% to 2.24%
   2006                       8,579,505   1.47 to 1.73   14,165,241     2.05%       1.20% to 2.40%      15.58% to 16.97%

Templeton Developing Markets Securities
   2010                      13,676,523   1.00 to 3.39   36,261,321     1.62%       0.15% to 2.50%      14.17% to 17.41%
   2009                      15,439,856   0.88 to 2.92   34,996,159     4.38%       0.15% to 2.50%      67.58% to 72.33%
   2008                      17,281,325   0.87 to 1.71   22,945,107     2.71%       0.15% to 2.50%     -54.09% to -52.78%
   2007                      19,871,805   1.85 to 3.66   54,324,925     2.26%       0.15% to 2.50%      25.02% to 28.59%
   2006                      21,846,175   1.46 to 2.88   45,996,199     1.10%       0.15% to 2.40%      25.06% to 27.90%

Goldman Sachs VIT Government Income
   2010  (a)                  4,254,667   0.99 to 1.02    4,343,551     1.16%       1.20% to 2.45%       0.86% to 2.08%

Ibbotson Aggressive Growth
   2010                       3,077,827   0.73 to 0.84    2,591,343     0.33%       1.20% to 2.50%      11.86% to 13.84%
   2009                       2,216,149   0.66 to 0.73    1,639,509     0.00%       1.20% to 2.35%      22.66% to 25.77%
   2008                       1,413,673   0.58 to 0.59      831,533     0.00%       1.20% to 2.35%     -38.49% to -37.4%
   2007  (c)                    168,136   0.94 to 0.94      157,968     0.00%       1.20% to 2.05%      -6.40% to -6.04%

Ibbotson Balanced
   2010                      50,620,974   0.82 to 0.95   48,119,407     0.76%       1.20% to 2.50%       8.39% to 10.30%
   2009                      39,165,109   0.77 to 0.86   33,754,077     0.00%       1.20% to 2.50%      15.18% to 18.09%
   2008                      15,833,350   0.72 to 0.73   11,557,250     0.15%       1.20% to 2.50%     -26.26% to -24.96%
   2007  (c)                  4,019,160   0.97 to 0.97    3,909,238     0.00%       1.20% to 1.85%      -3.11% to -2.74%

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                          AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                            ---------------------------------------  -----------------------------------------------------
                                           UNIT FAIR                 INVESTMENT
                               UNITS     VALUE LOWEST                 INCOME       EXPENSE RATIO         TOTAL RETURN
                            OUTSTANDING   TO HIGHEST    NET ASSETS     RATIO*    LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                            ---------------------------------------  -----------------------------------------------------
Ibbotson Conservative
   2010                      10,120,630   0.91 to 1.06   10,678,149     1.36%       1.20% to 2.50%       3.29% to 5.11%
   2009                       7,167,271   0.90 to 1.00    7,193,958     0.00%       1.20% to 2.50%       4.42% to 6.97%
   2008                       1,853,596   0.93 to 0.94    1,740,048     0.00%       1.20% to 2.35%      -8.76% to -7.15%
   2007  (c)                     88,584   1.01 to 1.01       89,562     0.00%       1.20% to 1.50%       0.71% to 1.10%

Ibbotson Growth
   2010                      31,785,016   0.77 to 0.89   28,279,306     0.69%       1.20% to 2.70%      10.56% to 12.51%
   2009                      31,643,097   0.71 to 0.79   25,023,012     0.00%       1.20% to 2.70%      20.20% to 23.16%
   2008                      17,258,727   0.63 to 0.64   11,082,378     0.21%       1.20% to 2.70%     -33.61% to -32.43%
   2007  (c)                  1,310,459   0.95 to 0.95    1,245,414     0.00%       1.20% to 2.70%      -5.33% to -4.97%

Ibbotson Income and Growth
   2010                      23,640,738   0.86 to 1.00   23,619,392     0.58%       1.20% to 2.70%       5.72% to 7.58%
   2009                      16,421,587   0.83 to 0.92   15,250,083     0.00%       1.20% to 2.70%       9.21% to 11.94%
   2008                       6,436,622   0.81 to 0.83    5,340,597     0.00%       1.20% to 2.70%      -17.63 to -16.17%
   2007  (c)                    729,571   0.99 to 0.99      722,107     0.00%       1.20% to 2.20%      -1.41% to -1.03%

Invesco Van Kampen V.I. Capital Growth
   2010                         267,098   0.97 to 1.52      406,233     0.00%       1.20% to 2.00%      16.09% to 18.14%
   2009                         251,569   0.85 to 1.29      323,847     0.00%       1.20% to 2.25%      60.83% to 63.67%
   2008                         160,753   0.76 to 0.79      126,389     0.19%       1.20% to 1.80%     -50.60% to -49.72%
   2007                         143,628   1.29 to 1.56      224,575     0.00%       1.20% to 2.05%      13.23% to 15.24%
   2006                         314,658   1.32 to 1.36      427,206     0.00%       1.20% to 1.80%       0.80% to 1.40%

Invesco Van Kampen V.I. Comstock
   2010                       5,208,609   0.83 to 1.49    7,762,933     0.11%       1.20% to 2.45%      12.34% to 14.32%
   2009                       3,601,987       1.30        4,696,181     4.33%       1.20% to 2.40%      24.67% to 26.87%
   2008                       3,995,053       1.03        4,105,291     2.35%       1.20% to 2.40%     -37.67% to -36.57%
   2007                       4,535,803       1.62        7,347,962     1.60%       1.20% to 2.40%      -5.18% to -3.50%
   2006                       5,251,105       1.68        8,815,354     1.27%       1.20% to 2.40%      13.30% to 14.66%

Invesco Van Kampen V.I. Growth and Income
   2010                       2,239,525   0.86 to 1.57    3,510,924     0.10%       1.20% to 2.50%       8.93% to 10.85%
   2009                       2,357,482   0.79 to 1.41    3,334,033     3.62%       1.20% to 2.50%      20.50% to 22.63%
   2008                       2,383,791   0.99 to 1.16    2,749,148     1.80%       1.20% to 1.95%     -34.19% to -33.02%
   2007                       2,351,636   1.48 to 1.72    4,049,042     1.30%       1.20% to 2.05%      -0.47% to 1.29%
   2006                       2,218,664   1.48 to 1.72    3,771,279     0.86%       1.20% to 2.05%      13.63% to 14.59%

Invesco Van Kampen V.I. Mid Cap Value
   2010                         222,362   0.79 to 0.91      202,556     0.68%       1.20% to 2.15%      18.64% to 20.73%
   2009                          67,779       0.75           51,135     0.98%       1.20% to 2.15%      35.11% to 37.5%
   2008                          27,235       0.55           14,939     0.98%       1.20% to 1.70%     -43.13% to -42.12%
   2007  (c)                      3,000       0.95            2,840     0.00%            1.20%               -5.19%

Ivy Funds VIP Asset Strategy
   2010                      68,760,673   1.11 to 2.39  161,372,601     1.07%       1.20% to 2.50%       7.17% to 7.38%
   2009                      60,544,827   1.05 to 2.22  132,577,110     0.36%       1.20% to 2.75%      22.14% to 23.55%
   2008                      55,058,194   1.68 to 1.80   97,714,391     0.42%       1.20% to 2.50%     -27.96% to -26.68%
   2007                      52,183,053   2.28 to 2.46  126,457,794     0.76%       1.20% to 2.40%      39.90% to 42.39%
   2006                      38,914,368   1.62 to 1.73   66,306,387     2.99%       1.20% to 2.40%      17.31% to 18.72%

Ivy Funds VIP Balanced
   2010                      33,185,430   1.00 to 5.37  101,928,190     1.97%       0.15% to 2.30%      14.39% to 16.93%
   2009                      35,895,654   0.88 to 4.35   98,268,225     2.05%       0.15% to 2.40%       9.93% to 13.06%
   2008                      42,031,930   0.94 to 4.06  104,444,512     0.10%       0.15% to 2.40%     -23.30% to -21.12%
   2007                      50,447,892   1.21 to 5.15  162,224,826     1.31%       0.15% to 2.40%      10.34% to 13.49%
   2006                      58,000,608   1.08 to 4.54  171,844,690     1.29%       0.15% to 2.40%       8.58% to 11.04%

Ivy Funds VIP Bond
   2010                      60,470,600   0.90 to 1.22   73,637,615     2.84%       1.25% to 2.35%       3.58% to 4.72%
   2009                      31,415,109   0.90 to 1.16   36,529,292     3.67%       1.25% to 2.35%       4.68% to 5.83%
   2008                      29,782,793   1.04 to 1.10   32,722,740     0.08%       1.25% to 2.35%      -2.02% to -0.94%
   2007                      30,228,563   1.07 to 1.11   33,525,609     5.19%       1.25% to 2.35%       3.20% to 4.35%
   2006                      15,061,603   1.03 to 1.06   16,008,249     6.50%       1.25% to 2.35%       1.83% to 2.95%

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                          AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                            ---------------------------------------  -----------------------------------------------------
                                           UNIT FAIR                 INVESTMENT
                               UNITS     VALUE LOWEST                 INCOME       EXPENSE RATIO         TOTAL RETURN
                            OUTSTANDING   TO HIGHEST    NET ASSETS     RATIO*    LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                            ---------------------------------------  -----------------------------------------------------
Ivy Funds VIP Core Equity
   2010                      17,995,872   1.04 to 1.56   25,242,825     0.95%       0.15% to 2.35%      18.09% to 20.71%
   2009                      15,885,020   0.80 to 1.21   18,403,823     1.00%       0.15% to 2.35%      22.30% to 23.84%
   2008                      16,559,285   0.71 to 1.06   15,463,823     0.18%       0.15% to 2.30%     -35.68% to -34.87%
   2007                      17,320,461   1.11 to 1.65   24,728,855     0.67%       0.15% to 2.30%      12.43% to 13.86%
   2006                      15,585,074   0.98 to 1.46   19,334,568     0.96%       0.15% to 2.35%      15.36% to 16.81%

Ivy Funds VIP Dividend Income
   2010                      13,708,669   1.01 to 1.36   18,614,045     1.08%       1.25% to 2.35%      13.67% to 14.93%
   2009                      11,609,153   0.92 to 1.18   13,715,949     1.00%       1.25% to 2.35%      15.15% to 16.42%
   2008                      10,923,693   0.96 to 1.01   11,085,937     0.08%       1.25% to 2.35%     -37.41% to -36.71%
   2007                       9,777,825   1.54 to 1.60   15,679,135     1.03%       1.25% to 2.35%      13.99% to 15.26%
   2006                       6,955,649   1.35 to 1.39    9,676,972     1.61%       1.25% to 2.35%      13.23% to 14.48%

Ivy Funds VIP Energy
   2010                       6,718,777   0.99 to 1.23    8,245,039     0.30%       1.25% to 2.35%      19.13% to 20.45%
   2009                       7,518,486   0.86 to 1.02    7,660,413     0.00%       1.25% to 2.35%      37.22% to 38.73%
   2008                       5,993,076   0.71 to 0.73    4,401,263     0.10%       1.25% to 2.35%     -47.40% to -46.82%
   2007                       4,393,771   1.36 to 1.38    6,067,334     0.46%       1.25% to 2.35%       47.78 to 49.43%
   2006  (b)                  2,952,660   0.92 to 0.92    2,729,073     0.60%       1.25% to 2.35%      -8.27% to -7.59%

Ivy Funds VIP Global Natural Resources
   2010                      27,875,300   1.28 to 1.66   46,195,229     0.00%       1.20% to 2.35%      14.35% to 15.67%
   2009                      27,715,035   0.73 to 1.44   39,719,509     0.00%       1.20% to 2.75%      69.61% to 71.57%
   2008                      22,924,839   0.80 to 0.84   19,153,273     1.43%       1.20% to 1.25%     -61.94% to -61.92%
   2007                      19,598,260   2.20 to 2.20   43,008,879     0.03%       1.20% to 1.25%      41.71% to 41.78%
   2006                      14,086,395   1.55 to 1.55   21,801,639     4.75%       1.20% to 1.25%      23.94% to 24.00%

Ivy Funds VIP Growth
   2010                     101,181,117   0.76 to 4.39  169,966,718     0.62%       0.15% to 2.95%       9.97% to 12.41%
   2009                     102,589,393   0.69 to 3.95  158,767,856     0.38%       0.15% to 2.95%      23.38% to 26.88%
   2008                     105,047,013   0.55 to 3.15  134,044,256     0.00%       0.15% to 2.70%     -38.13% to -36.37%
   2007                     103,557,941   0.87 to 5.00  220,888,130     0.00%       0.15% to 2.70%      22.13% to 25.62%
   2006                      96,900,539   0.70 to 4.03  181,963,428     0.00%       0.15% to 2.40%       2.55% to 4.88%

Ivy Funds VIP High Income
   2010                      26,384,450   1.14 to 1.54   40,569,864     7.75%       1.25% to 2.35%      12.19% to 13.43%
   2009                      26,341,150   1.05 to 1.36   35,706,905     8.80%       1.25% to 2.35%      43.02% to 44.6%
   2008                      26,272,087   0.89 to 0.94   24,628,412     0.63%       1.25% to 2.35%     -23.64% to -22.79%
   2007                      26,091,156   1.17 to 1.21   31,678,297     9.41%       1.25% to 2.35%       1.44% to 2.56%
   2006                      16,649,803   1.15 to 1.18   19,709,878     9.28%       1.25% to 2.35%       7.71% to 8.90%

Ivy Funds VIP International Growth
   2010                      19,787,904   0.86 to 1.70   30,611,721     0.91%       1.20% to 2.70%      11.45% to 13.42%
   2009                      15,524,625   0.79 to 1.50   20,994,285     1.57%       1.20% to 2.65%      23.94% to 25.38%
   2008                      14,959,893   1.05 to 1.20   16,233,840     0.26%       1.20% to 2.65%     -43.83% to -42.84%
   2007                      14,528,126   1.84 to 2.09   27,733,328     0.63%       1.20% to 2.65%      17.75% to 19.84%
   2006                      11,709,857   1.49 to 1.75   18,821,964     0.76%       1.20% to 2.65%      17.83% to 19.55%

Ivy Funds VIP International Value
   2010                      80,708,859   0.87 to 4.80  187,763,575     1.37%       0.15% to 2.95%      12.51% to 13.92%
   2009                      83,831,899   1.00 to 3.53  175,751,468     3.64%       0.15% to 2.95%      35.06% to 36.76%
   2008                      91,548,635   0.59 to 3.08  143,413,748     0.50%       0.15% to 2.70%     -43.94% to -42.35%
   2007                      90,422,803   1.05 to 5.35  260,930,590     1.61%       0.15% to 2.70%       6.67% to 9.71%
   2006                      86,511,798   1.63 to 4.87  244,925,985     2.42%       0.15% to 2.65%      26.24% to 29.42%

Ivy Funds VIP Micro-Cap Growth
   2010                      11,630,747   0.96 to 2.33   20,514,465     0.00%       0.15% to 2.45%      37.59% to 40.64%
   2009                      10,358,930   0.86 to 1.58   13,119,313     0.00%       0.15% to 2.45%      38.01% to 41.08%
   2008                      10,701,507   0.77 to 1.17    9,901,671     0.00%       0.15% to 2.40%     -49.55% to -48.11%
   2007                      11,925,622   1.52 to 2.27   21,848,302     0.00%       0.15% to 2.40%       3.37% to 6.33%
   2006                      13,123,570   1.44 to 2.16   23,131,863     0.00%       0.15% to 2.40%       9.61% to 12.10%

Ivy Funds VIP Mid Cap Growth
   2010                       9,990,526   1.17 to 1.70   16,985,625     0.04%       1.20% to 2.35%      28.50% to 29.99%
   2009                      10,231,443   0.92 to 1.31   13,387,186     0.00%       1.20% to 2.25%      43.26% to 44.91%
   2008                       9,581,809   0.87 to 0.90    8,655,382     0.03%       1.20% to 2.35%     -38.09% to -36.99%
   2007                       8,723,502   1.39 to 1.44   12,512,092     0.02%       1.20% to 2.35%       9.32% to 11.27%
   2006                       6,455,194   1.27 to 1.29    8,325,225     0.48%       1.20% to 2.35%       5.62% to 7.27%

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                          AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                            ---------------------------------------  -----------------------------------------------------
                                           UNIT FAIR                 INVESTMENT
                               UNITS     VALUE LOWEST                 INCOME       EXPENSE RATIO         TOTAL RETURN
                            OUTSTANDING   TO HIGHEST    NET ASSETS     RATIO*    LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                            ---------------------------------------  -----------------------------------------------------
Ivy Funds VIP Money Market
   2010                       9,820,525   0.79 to 1.07   10,497,804     0.07%       1.25% to 2.10%      -2.25% to -1.16%
   2009                       9,728,906   0.84 to 1.08   10,522,716     1.04%       1.25% to 2.10%      -1.33% to -0.24%
   2008                      12,102,007   1.04 to 1.08   13,121,956     2.10%       1.25% to 2.10%      -0.20% to 0.91%
   2007                       9,354,619   1.04 to 1.07   10,051,617     4.49%       1.25% to 2.10%       2.18% to 3.31%
   2006                       5,235,493   1.02 to 1.04    5,445,238     4.40%       1.25% to 2.35%       1.91% to 3.04%

Ivy Funds VIP Pathfinder Aggressive
   2010                       8,413,753   0.90 to 1.01    8,511,526     1.06%       1.25% to 1.90%      12.85% to 14.10%
   2009                       5,104,375   0.82 to 0.89    4,525,820     0.31%       1.25% to 1.90%      20.45% to 21.78%
   2008  (d)                  1,105,277   0.72 to 0.73      804,674     0.00%       1.25% to 2.10%     -27.73% to -24.60%

Ivy Funds VIP Pathfinder Conservative
   2010                      25,934,863   0.92 to 1.04   26,885,261     0.91%       1.25% to 2.10%       6.84% to 8.02%
   2009                      18,729,559   0.89 to 0.96   17,974,424     0.07%       1.25% to 2.10%      10.33% to 11.55%
   2008  (d)                  4,122,218       0.86        3,546,357     0.00%       1.25% to 2.10%     -14.61% to -11.87%

Ivy Funds VIP Pathfinder Moderate
   2010                     127,486,896   0.91 to 1.03  131,104,397     0.62%       1.25% to 2.35%      10.02% to 11.23%
   2009                      96,308,869   0.86 to 0.92   89,041,069     0.18%       1.25% to 2.35%      15.21% to 16.49%
   2008  (d)                 29,480,212       0.79       23,397,108     0.00%       1.25% to 1.90%     -21.22% to -19.58%

Ivy Funds VIP Pathfinder Moderately Aggressive
   2010                     133,261,386   0.91 to 1.02  136,560,113     0.77%       1.25% to 2.35%      11.81% to 13.04%
   2009                     110,871,827   0.84 to 0.91  100,508,280     0.29%       1.25% to 1.90%      17.90% to 19.20%
   2008  (d)                 57,193,538       0.76       43,493,673     0.00%       1.25% to 1.90%     -24.52% to -20.55%

Ivy Funds VIP Pathfinder Moderately Conservative
   2010                      42,059,307   0.92 to 1.03   43,409,545     0.88%       1.25% to 1.90%       8.40% to 9.59%
   2009                      31,240,117   0.87 to 0.94   29,420,895     0.12%       1.25% to 1.90%      12.45% to 13.69%
   2008  (d)                 12,615,852       0.83       10,450,054     0.00%       1.25% to 1.75%     -17.78% to -14.70%

Ivy Funds VIP Real Estate Securities
   2010                       8,466,671   1.12 to 1.50   12,720,196     1.83%       1.25% to 2.35%      25.53% to 26.91%
   2009                       8,911,189   0.92 to 1.18   10,548,794     3.05%       1.25% to 2.35%      20.75% to 22.08%
   2008                       8,601,495   0.92 to 0.97    8,340,289     0.63%       1.25% to 2.35%     -37.53% to -36.84%
   2007                       7,952,898   1.48 to 1.53   12,208,099     0.60%       1.25% to 2.35%     -18.03% to -17.11%
   2006                       6,708,389   1.80 to 1.85   12,424,627     1.57%       1.25% to 2.35%      27.07% to 28.47%

Ivy Funds VIP Science & Technology
   2010                      21,345,781   1.06 to 1.98   39,710,933     0.00%       1.20% to 2.70%      10.14% to 11.41%
   2009                      20,646,570   0.97 to 1.77   34,550,914     0.36%       1.20% to 2.70%      39.66% to 42.13%
   2008                      19,133,648   0.70 to 1.25   22,555,230     0.00%       1.20% to 2.70%     -35.82% to -34.68%
   2007                      19,221,599   1.08 to 1.92   34,784,341     0.00%       1.20% to 2.70%      20.73% to 22.88%
   2006                      15,322,356   1.39 to 1.56   22,515,381     0.00%       1.20% to 2.35%       5.37% to 6.59%

Ivy Funds VIP Small Cap Growth
   2010                      33,197,076   1.01 to 3.29   63,551,777     0.00%       0.15% to 2.50%      25.86% to 28.66%
   2009                      34,388,501   0.81 to 2.18   52,738,867     0.43%       0.15% to 2.50%      30.81% to 34.52%
   2008                      37,529,732   0.87 to 1.90   44,094,242     0.00%       0.15% to 2.70%     -40.95% to -39.27%
   2007                      41,103,063   1.45 to 3.13   82,811,851     0.00%       0.15% to 2.40%      10.20% to 13.35%
   2006                      44,322,293   1.26 to 2.76   83,041,675     0.00%       0.15% to 2.40%       2.57% to 4.90%

Ivy Funds VIP Small Cap Value
   2010                      36,608,933   1.04 to 2.57   67,867,012     0.07%       0.15% to 2.70%      23.48% to 26.22%
   2009                      40,042,460   0.91 to 1.81   60,056,321     0.00%       0.15% to 2.70%      26.15% to 28.95%
   2008                      44,946,126   0.71 to 1.58   53,397,984     0.19%       0.15% to 2.70%     -28.29% to -26.24%
   2007                      47,271,321   0.99 to 2.14   78,856,874     0.01%       0.15% to 2.70%      -6.93% to -4.27%
   2006                      40,639,526   1.30 to 2.24   74,928,999     5.63%       0.15% to 2.40%      14.08% to 16.67%

Ivy Funds VIP Value
   2010                      50,156,311   0.90 to 2.98   75,268,894     0.89%       0.15% to 2.35%      15.95% to 18.53%
   2009                      52,735,801   0.78 to 2.12   68,217,574     2.11%       0.15% to 2.40%      24.88% to 26.45%
   2008                      59,158,482   0.80 to 1.99   61,756,776     0.24%       0.15% to 2.40%     -35.74% to -33.91%
   2007                      57,900,115   1.22 to 3.01   96,870,414     1.00%       0.15% to 2.40%      -1.08% to 1.74%
   2006                      49,926,067   1.21 to 2.96   90,006,872     1.81%       0.15% to 2.40%      14.12% to 16.71%

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                          AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                            ---------------------------------------  -----------------------------------------------------
                                           UNIT FAIR                 INVESTMENT
                               UNITS     VALUE LOWEST                 INCOME       EXPENSE RATIO         TOTAL RETURN
                            OUTSTANDING   TO HIGHEST    NET ASSETS     RATIO*    LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                            ---------------------------------------  -----------------------------------------------------
Janus Aspen Balanced
   2010                       8,252,990   1.07 to 1.65   13,518,058     2.61%       1.20% to 2.50%       4.98% to 6.83%
   2009                       7,270,901   1.02 to 1.54   11,107,482     2.73%       1.20% to 2.50%      21.93% to 24.08%
   2008                       7,614,609   1.09 to 1.24    9,393,404     2.48%       1.20% to 2.50%     -18.50% to -17.06%
   2007                       7,373,611   1.34 to 1.50   10,957,551     2.36%       1.20% to 2.40%       7.06% to 8.96%
   2006                       6,305,930   1.24 to 1.38    8,590,996     2.16%       1.20% to 2.40%       7.80% to 9.10%

Janus Aspen Forty
   2010                      24,729,258   0.93 to 1.79   32,099,720     0.22%       0.15% to 2.50%       3.39% to 6.32%
   2009                      26,651,654   0.90 to 1.70   31,787,528     0.01%       0.15% to 2.50%      41.77% to 45.80%
   2008                      28,375,705   0.63 to 1.18   22,841,114     0.01%       0.15% to 2.50%     -45.93% to -44.39%
   2007                      28,478,032   1.14 to 2.15   39,713,870     0.18%       0.15% to 2.50%      32.64% to 36.43%
   2006                      28,991,427   0.85 to 1.61   28,229,563     0.14%       0.15% to 2.40%       6.54% to 8.95%

Janus Aspen Overseas
   2010                      33,766,643   1.10 to 3.78   96,607,035     0.54%       0.15% to 2.95%      21.39% to 24.83%
   2009                      37,817,405   0.90 to 3.06   86,722,726     0.41%       0.15% to 2.95%      73.87% to 78.80%
   2008                      41,282,564   0.52 to 1.73   53,430,276     1.11%       0.15% to 2.70%     -53.62% to -52.30%
   2007                      40,245,482   1.12 to 3.67  100,344,367     0.46%       0.15% to 2.70%      24.28% to 27.83%
   2006                      38,154,750   1.33 to 2.98   70,769,139     1.92%       0.15% to 2.40%      28.50% to 31.74%

Janus Aspen Mid Cap Value
   2010                       6,908,947   0.87 to 1.01    6,978,182     0.59%       1.20% to 2.95%      12.02% to 13.99%
   2009                       4,695,146   0.80 to 0.89    4,160,561     0.39%       1.20% to 2.95%      29.05% to 31.33%
   2008                       2,426,938   0.66 to 0.67    1,637,839     1.10%       1.20% to 2.50%     -30.04% to -28.8%
   2007  (c)                     14,800   0.95 to 0.95       14,020     2.06%       1.20% to 1.45%      -5.63% to -5.27%

MFS Investors Growth Stock
   2010                      18,014,982   0.92 to 1.41   25,236,497     0.27%       1.20% to 2.95%       8.89% to 10.81%
   2009                      15,441,205   0.86 to 1.27   19,483,437     0.42%       1.20% to 2.95%      35.05% to 37.44%
   2008                      13,016,135   0.64 to 0.92   11,920,628     0.26%       1.20% to 2.70%     -38.82% to -37.73%
   2007                       6,385,813   1.04 to 1.48    9,310,158     0.04%       1.20% to 2.20%       7.78% to 9.69%
   2006                       1,355,889   1.11 to 1.35    1,677,748     0.00%       1.20% to 1.85%       4.98% to 6.03%

MFS Mid Cap Growth
   2010                         608,438   0.81 to 1.38      780,036     0.00%       1.20% to 2.20%      25.45% to 27.66%
   2009                         591,349   0.66 to 1.08      583,849     0.00%       1.20% to 2.15%      37.14% to 39.56%
   2008                         663,123   0.57 to 0.77      472,354     0.00%       1.20% to 2.15%     -53.01% to -52.17%
   2007                         724,356   1.19 to 1.62    1,056,931     0.00%       1.20% to 2.15%        6.31 to 8.20%
   2006                         939,148   1.10 to 1.49    1,275,178     0.00%       1.20% to 2.15%       0.13% to 1.08%

MFS New Discovery
   2010                       4,946,291   1.19 to 2.04    9,502,931     0.00%       1.20% to 2.65%      31.99% to 34.32%
   2009                       5,870,471   0.90 to 1.52    8,419,215     0.00%       1.20% to 2.65%      58.19% to 60.98%
   2008                       6,685,901   0.69 to 0.94    5,988,120     0.00%       1.20% to 2.65%     -41.28% to -40.24%
   2007                       7,675,209   1.18 to 1.58   11,537,308     0.00%       1.20% to 2.65%      -0.74% to 1.02%
   2006                       8,630,122  1.18 to 1.546   12,857,934     0.00%       1.20% to 2.65%       9.91% to 11.52%

MFS Value
   2010                      38,521,743   0.86 to 1.59   60,992,462     1.28%       1.20% to 2.95%       7.99% to 9.89%
   2009                      34,639,045   0.80 to 1.45   49,776,316     1.15%       1.20% to 2.95%      18.89% to 20.99%
   2008                      25,739,165   1.02 to 1.20   30,518,589     0.93%       1.20% to 2.70%     -34.70% to -33.55%
   2007                      12,264,716   1.53 to 1.80   21,698,162     0.58%       1.20% to 2.20%       4.45% to 6.30%
   2006                       4,636,899   1.45 to 1.70    7,400,998     1.58%       1.20% to 2.30%      17.89% to 19.07%

Neuberger AMT Socially Responsive
   2010                         518,257   0.78 to 0.91      470,876     0.03%       1.20% to 2.35%      19.20% to 21.30%
   2009                         258,161   0.68 to 0.75      193,379     1.84%       1.20% to 2.35%      27.49% to 29.74%
   2008                         257,256       0.58          148,517     2.30%       1.20% to 2.35%     -41.19% to -40.15%
   2007  (c)                     12,411       0.96           11,969     0.01%            1.20%               -3.54%

Oppenheimer Capital Appreciation
   2010                       2,287,883   0.81 to 1.32    2,925,090     0.00%       1.20% to 2.40%       5.97% to 7.84%
   2009                       2,620,587   0.77 to 1.23    3,082,685     0.01%       1.20% to 2.40%      39.96% to 42.43%
   2008                       2,986,884   0.70 to 0.86    2,451,872     0.00%       1.20% to 2.40%     -47.25% to -46.31%
   2007                       3,059,341   1.31 to 1.60    4,622,217     0.01%       1.20% to 2.40%      10.53% to 12.49%
   2006                       4,050,875   1.17 to 1.42    5,448,645     0.19%       1.20% to 2.40%       5.13% to 6.40%

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

                                          AT DECEMBER 31                        FOR THE YEARS ENDED DECEMBER 31
                            ---------------------------------------  -----------------------------------------------------
                                           UNIT FAIR                 INVESTMENT
                               UNITS     VALUE LOWEST                 INCOME       EXPENSE RATIO         TOTAL RETURN
                            OUTSTANDING   TO HIGHEST    NET ASSETS     RATIO*    LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                            ---------------------------------------  -----------------------------------------------------
Oppenheimer High Income
   2010                      51,073,165   0.25 to 0.41   20,876,097     6.12%       1.20% to 2.70%      11.12% to 13.08%
   2009                      55,985,903   0.23 to 0.36   20,242,547     0.00%       1.20% to 2.70%      22.29% to 24.44%
   2008                      42,456,558   0.21 to 0.29   12,331,928     7.23%       1.20% to 2.70%     -79.20% to -78.83%
   2007                      29,758,272   0.99 to 1.38   40,749,362     6.35%       1.20% to 2.70%      -3.38% to -1.66%
   2006                      23,765,470   1.15 to 1.40   33,078,290     6.63%       1.20% to 2.65%       6.38% to 7.93%
Oppenheimer Main Street Small Cap
   2010                         551,148   0.79 to 0.91      503,518     0.32%       1.20% to 2.50%      19.49% to 21.59%
   2009                         345,848   0.68 to 0.75      259,853     0.48%       1.20% to 2.15%      32.90% to 35.25%
   2008                         240,439   0.55 to 0.56      133,567     0.05%       1.20% to 2.00%     -39.81% to -38.75%
   2007  (c)                     10,657       0.91            9,661     0.00%           1.20%                -9.31%

Oppenheimer International Growth
   2010                       2,374,859   0.86 to 2.30    5,214,856     1.04%       1.20% to 2.30%      11.29% to 13.25%
   2009                       2,550,767   0.77 to 2.03    4,884,950     1.21%       1.20% to 2.30%      35.01% to 37.40%
   2008                       2,825,179   1.05 to 1.53    3,893,368     0.74%       1.20% to 2.35%     -44.73% to -43.75%
   2007                       3,248,598   1.91 to 2.63    7,866,794     0.66%       1.20% to 2.35%       9.69% to 11.64%
   2006                       3,501,651   1.69 to 2.45    7,613,127     0.36%       1.20% to 2.35%      26.26% to 27.71%

PIMCO Funds VIT Low Duration
   2010  (a)                  8,930,847   0.99 to 1.02    9,089,634     1.18%       1.20% to 2.45%       0.59% to 1.77%

PIMCO Funds VIT Total Return
   2010  (a)                 17,510,432   1.00 to 1.03   18,092,641     1.58%       1.20% to 2.45%       2.15% to 3.36%

Putnam VT Growth and Income
   2010                       1,023,986   0.76 to 1.28    1,254,913     1.52%       1.20% to 2.45%      11.05% to 13.01%
   2009                       1,088,479   0.69 to 1.13    1,177,270     2.69%       1.20% to 2.05%      26.04% to 28.26%
   2008                       1,709,810   0.75 to 0.88    1,461,765     2.11%       1.20% to 2.05%      -40.49 to -39.43%
   2007                       1,817,124   1.23 to 1.45    2,549,213     1.25%       1.20% to 2.05%      -8.79% to -7.17%
   2006                       1,766,558   1.33 to 1.59    2,662,682     1.43%       1.20% to 2.05%      13.57% to 14.53%

Putnam VT International Equity
   2010                       4,345,396   0.72 to 1.59    6,608,980     3.53%       1.20% to 2.70%       6.83% to 8.71%
   2009                       4,911,722   0.67 to 1.46    6,865,855     0.00%       1.20% to 2.70%      21.01% to 23.15%
   2008                       5,530,340   0.56 to 1.19    6,272,223     2.19%       1.20% to 2.70%     -45.59% to -44.62%
   2007                       6,299,982   1.75 to 2.14   12,899,782     2.83%       1.20% to 2.70%       5.20% to 7.07%
   2006                       6,948,503   1.64 to 2.02   13,285,151     0.62%       1.20% to 2.65%      24.39% to 26.20%

Putnam VT Multi-Cap Growth
   2010                         269,361   0.91 to 1.55      393,105     0.33%       1.20% to 2.05%      16.08% to 18.13%
   2009                         251,101   0.78 to 1.31      307,466     0.35%       1.20% to 2.05%      28.30% to 30.56%
   2008                         304,119   0.79 to 1.00      288,490     0.00%       1.20% to 2.05%     -40.53% to -39.48%
   2007                         419,456   1.31 to 1.66      661,091     0.00%       1.20% to 2.05%       2.65% to 4.47%
   2006                         299,022   1.25 to 1.59      438,433     0.00%       1.20% to 2.05%       6.36% to 7.27%

Putnam VT Equity Income
   2010                       1,779,712   0.68 to 1.23    2,125,639     1.91%       1.20% to 2.30%       9.33% to 11.26%
   2009                       1,701,127   0.96 to 1.11    1,837,650     3.91%       1.20% to 2.30%      25.43% to 27.65%
   2008                       1,907,477   0.72 to 0.87    1,611,623     2.00%       1.20% to 2.30%     -46.37% to -45.42%
   2007                       2,375,183   1.34 to 1.59    3,687,878     1.09%       1.20% to 2.30%      -7.67% to -6.03%
   2006                       2,298,449   1.44 to 1.75    3,784,208     1.02%       1.20% to 2.30%      13.38% to 14.63%

Putnam VT Voyager
   2010                       1,520,611   1.07 to 1.66    2,401,335     1.00%       1.20% to 2.20%      17.29% to 19.36%
   2009                         836,915   0.94 to 1.39    1,073,552     0.68%       1.20% to 1.85%      59.14% to 61.94%
   2008                         653,571   0.70 to 0.86      523,404     0.00%       1.20% to 1.85%     -38.87% to -37.79%
   2007                         705,995   1.12 to 1.38      902,318     0.00%       1.20% to 1.85%       2.44% to 4.25%
   2006                         786,444   1.08 to 1.33      972,828     0.11%       1.20% to 1.85%       3.51% to 4.18%

Morgan Stanley UIF Emerging Markets Equity
   2010                       6,972,718   0.71 to 0.82    5,700,989     0.56%       1.20% to 2.70%      15.49% to 17.53%
   2009                       4,766,549   0.63 to 0.70    3,315,951     0.00%       1.20% to 2.70%      65.17% to 68.09%
   2008                       2,528,192       0.41        1,046,315     0.00%       1.20% to 2.05%     -58.00% to -57.26%
   2007  (c)                    560,416       0.97          542,659     0.00%       1.20% to 2.05%      -3.55% to -3.17%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7)  FINANCIAL HIGHLIGHTS - CONTINUED

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  Period from April 30, 2010 (commencement of operations) to December 31,
     2010.

(b)  Period from May 1, 2006 (commencement of operations) to December 31, 2006.

(c) Period from October 12, 2007 (commencement of operations) to December 31, 2007.

(d)  Period from May 1, 2008 (commencement of operations) to December 31, 2008.

              MINNESOTA LIFE INSURANCE COMPANY
                      AND SUBSIDIARIES


             Consolidated Financial Statements
                And Supplementary Schedules

             December 31, 2010, 2009 and 2008

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder
Minnesota Life Insurance Company:



We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in note 4 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investment securities due to the adoption of FASB Staff Position No. FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments," (included in FASB ASC Topic 320, "Investments-Debt and Equity Securities"), as of January 1, 2009.

/s/ KPMG

March 7, 2011

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     Consolidated Balance Sheets
                      December 31, 2010 and 2009
                            (In thousands)

ASSETS                                                                                 2010                         2009
                                                                                 --------------           --------------
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost $8,683,191 and $7,886,327)   $    9,140,051           $    7,965,268
Equity securities, at fair value (cost $185,274 and $242,238)                           216,820                  283,105
Mortgage loans, net                                                                   1,276,154                1,263,581
Finance receivables, net                                                                197,856                  190,925
Policy loans                                                                            339,127                  340,362
Alternative investments (cost $447,022 and $445,213)                                    506,294                  470,424
Fixed maturity securities on loan, at fair value
  (amortized cost $51,469 and $58,530)                                                   54,071                   58,891
Equity securities on loan, at fair value (cost $8,624 and $15,563)                       10,284                   19,362
Derivative instruments                                                                  165,290                   47,469
Other invested assets                                                                    59,688                   54,816
                                                                                 --------------           --------------
  Total investments                                                                  11,965,635               10,694,203

Cash and cash equivalents                                                               336,321                  325,482
Securities held as collateral                                                            33,274                   40,170
Deferred policy acquisition costs                                                       887,142                  892,801
Accrued investment income                                                               110,267                   97,172
Premiums and fees receivable                                                            166,377                  169,966
Property and equipment, net                                                              77,010                   79,013
Income tax recoverable:
  Current                                                                                     -                    5,472
Reinsurance recoverables                                                                903,743                  865,206
Goodwill and intangible assets, net                                                      43,977                   44,916
Other assets                                                                             72,807                   75,685
Separate account assets                                                              13,199,636               11,447,608
                                                                                 --------------           --------------
  Total assets                                                                   $   27,796,189           $   24,737,694
                                                                                  =============           ==============

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

Policy and contract account balances                                             $    6,738,810            $   6,108,503
Future policy and contract benefits                                                   2,699,561                2,606,628
Pending policy and contract claims                                                      318,592                  313,027
Other policyholder funds                                                                743,387                  734,756
Policyholder dividends payable                                                           39,202                   41,481
Unearned premiums and fees                                                              207,966                  239,918
Pension and other postretirement benefits                                                12,033                  146,985
Income tax liability:
  Current                                                                                42,889                        -
  Deferred                                                                              244,662                   69,931
Securities in transit                                                                   159,380                   90,645
Other liabilities                                                                       413,939                  418,879
Notes payable                                                                           120,000                  125,000
Separate account liabilities                                                         13,199,636               11,447,608
                                                                                 --------------           --------------
  Total liabilities                                                                  24,940,057               22,343,361
                                                                                 --------------           --------------

Stockholder's equity:
Common stock, $1 par value, 5,000,000 shares authorized,
  issued and outstanding                                                                  5,000                    5,000
Additional paid in capital                                                              179,522                  179,522
Accumulated other comprehensive income (loss)                                           270,553                  (34,306)
Retained earnings                                                                     2,401,057                2,244,117
                                                                                 --------------           --------------
  Total stockholder's equity                                                          2,856,132                2,394,333
                                                                                 --------------           --------------
   Total liabilities and stockholder's equity                                    $   27,796,189            $  24,737,694
                                                                                 ==============           ==============

See accompanying notes to consolidated financial statements.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Consolidated Statements of Operations
            Years ended December 31, 2010, 2009 and 2008
                          (In thousands)

                                                                      2010             2009             2008
                                                                -------------    -------------    --------------
Revenues:

Premiums                                                        $   1,433,088    $   1,681,089    $    1,862,276
Policy and contract fees                                              523,120          510,440           503,990
Net investment income                                                 585,956          543,115           529,216
Net realized investment gains (losses)
Other-than-temporary-impairments on fixed maturity securities         (31,862)         (87,795)         (212,751)
Other-than-temporary-impairments on fixed maturity securities
transferred to other comprehensive income (loss)                        9,608           42,987                 -
Other net realized investment gains (losses)                           63,175           74,825          (271,120)
                                                                -------------    -------------    --------------
Total net realized investment gains (losses)                           40,921           30,017          (483,871)
Finance charge income                                                  58,059           53,777            53,286
Commission income                                                      91,181           78,400            73,623
Other income                                                           31,287           28,744            27,759
                                                                -------------    -------------    --------------
  Total revenues                                                    2,763,612        2,925,582         2,566,279
                                                                -------------    -------------    --------------

Benefits and expenses:

Policyholder benefits                                               1,469,524        1,725,209         1,853,322
Interest credited to policies and contracts                           331,073          324,514           289,189
General operating expenses                                            503,563          497,204           482,556
Commissions                                                           230,629          183,753           176,009
Administrative and sponsorship fees                                    62,319           58,407            64,400
Dividends to policyholders                                              9,475           10,898            10,891
Interest on notes payable                                              10,184           10,236            10,419
Amortization of deferred policy acquisition costs                     214,539          197,505           237,581
Capitalization of policy acquisition costs                           (292,604)        (245,976)         (218,047)
                                                                -------------    -------------    --------------
  Total benefits and expenses                                       2,538,702        2,761,750         2,906,320
                                                                -------------    -------------    --------------
  Income (loss) from operations before taxes                          224,910          163,832          (340,041)

Income tax expense (benefit):
Current                                                                51,991           28,736           (71,898)
Deferred                                                                4,979           22,833           (19,638)
                                                                -------------    -------------    --------------
  Total income tax expense (benefit)                                   56,970           51,569           (91,536)
                                                                -------------    -------------    --------------
  Net income (loss)                                             $     167,940    $     112,263    $     (248,505)
                                                                =============    =============    ==============












See accompanying notes to consolidated financial statements.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     Consolidated Statements of Changes in Stockholder's Equity
            Years ended December 31, 2010, 2009 and 2008
                          (In thousands)

                                                                                 ACCUMULATED
                                                               ADDITIONAL           OTHER                               TOTAL
                                                 COMMON         PAID IN         COMPREHENSIVE        RETAINED       STOCKHOLDER'S
                                                 STOCK          CAPITAL         INCOME (LOSS)        EARNINGS          EQUITY
                                             ------------   ---------------   -----------------    -------------    -------------
2008:
Balance, beginning of year                   $      5,000   $        95,632   $         116,573    $   2,376,453    $   2,593,658

 Comprehensive loss:
  Net loss                                              -                 -                   -         (248,505)        (248,505)
  Other comprehensive loss                              -                 -            (537,109)               -         (537,109)
                                                                                                                    -------------
   Total comprehensive loss                                                                                              (785,614)

 Changes in accounting principle                        -                 -                  89           (1,277)          (1,188)

 Dividends to stockholder                               -                 -                   -          (74,500)         (74,500)
 Contributions to additional paid in capital            -            83,890                   -                -           83,890
                                             ------------   ---------------   -----------------    -------------    -------------
Balance, end of year                         $      5,000   $       179,522   $        (420,447)   $   2,052,171    $   1,816,246
                                             ============   ===============   =================    =============    =============

2009:
Balance, beginning of year                   $      5,000   $       179,522   $        (420,447)   $   2,052,171    $   1,816,246

 Comprehensive income:
  Net income                                            -                 -                   -          112,263          112,263
  Other comprehensive income                            -                 -             442,924                -          442,924
                                                                                                                    -------------
   Total comprehensive income                                                                                             555,187

 Changes in accounting principle                        -                 -             (56,783)          87,683           30,900

 Dividends to stockholder                               -                 -                   -           (8,000)          (8,000)
                                             ------------   ---------------   -----------------    -------------    -------------
Balance, end of year                         $      5,000   $       179,522   $         (34,306)   $   2,244,117    $   2,394,333
                                             ============   ===============   =================    =============    =============

2010:
Balance, beginning of year                   $      5,000   $       179,522   $         (34,306)   $   2,244,117    $   2,394,333

 Comprehensive income:
  Net income                                            -                 -                   -          167,940          167,940
  Other comprehensive income                            -                 -             206,578                -          206,578
                                                                                                                    -------------
   Total comprehensive income                                                                                             374,518

 Transfer of benefit plans to parent company            -                 -              98,281                -           98,281

 Dividends to stockholder                               -                 -                   -          (11,000)         (11,000)
                                             ------------   ---------------   -----------------    -------------    -------------
 Balance, end of year                        $      5,000   $       179,522   $         270,553    $   2,401,057    $   2,856,132
                                             ============   ===============   =================    =============    =============


















See accompanying notes to consolidated financial statements.
                           4

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Consolidated Statements of Cash Flows
            Years ended December 31, 2010, 2009 and 2008
                          (In thousands)

CASH FLOWS FROM OPERATING ACTIVITIES                            2010                 2009                 2008
                                                           ------------        ------------          -----------
Net income (loss)                                          $    167,940        $    112,263          $  (248,505)
Adjustments to reconcile net income (loss) to net cash
 provided by (used for) operating activities:
  Interest credited to annuity and insurance contracts          282,090             281,163              258,007
  Fees deducted from policy and contract balances              (369,059)           (364,474)            (338,399)
  Change in future policy benefits                               89,764              88,865              295,464
  Change in other policyholder liabilities, net                 119,947              44,425               27,196
  Amortization of deferred policy acquisition costs             214,539             197,505              237,581
  Capitalization of policy acquisition costs                   (292,604)           (245,976)            (218,047)
  Change in premiums and fees receivable                          3,589              12,803              (10,990)
  Deferred tax provision                                          8,501              22,833              (19,638)
  Change in income tax assets / liabilities - current            48,361              67,817              (91,547)
  Net realized investment losses (gains)                        (40,921)            (30,017)             483,871
  Change in reinsurance recoverables                            (38,537)            (15,597)             (29,498)
  Other, net                                                     16,990             (24,080)             (25,538)
                                                           ------------        ------------          -----------
     Net cash provided by operating activities                  210,600             147,530              319,957
                                                           ------------        ------------          -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities                                   2,512,147           1,624,832            1,530,573
  Equity securities                                             181,367             329,379              379,806
  Alternative investments                                        64,942              19,365               26,065
  Derivative instruments                                        176,461             139,037              120,445
  Other invested assets                                           1,043                 668                  901
Proceeds from maturities and repayments of:
  Fixed maturity securities                                     843,350             737,631              570,415
  Mortgage loans                                                 77,478              96,375              109,559
Purchases and originations of:
  Fixed maturity securities                                  (4,133,892)         (3,554,931)          (2,434,610)
  Equity securities                                             (87,511)           (156,242)            (265,118)
  Mortgage loans                                               (105,237)           (109,810)            (112,527)
  Alternative investments                                       (62,278)            (43,612)            (110,756)
  Derivative instruments                                       (265,575)           (172,338)            (127,450)
  Other invested assets                                            (324)               (862)                 (79)
Finance receivable originations or purchases                   (140,157)           (131,521)            (131,565)
Finance receivable principal payments                           124,371             115,880              116,363
Securities in transit                                            71,285             (16,582)              38,598
Other, net                                                      (47,654)            (44,455)             (40,981)
                                                           ------------        ------------          -----------
     Net cash used for investing activities                    (790,184)         (1,167,186)            (330,361)
                                                           ------------        ------------          -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts          2,605,466           2,742,147            2,551,249
Withdrawals from annuity and insurance contracts             (1,994,110)         (1,977,430)          (2,171,046)
Change in amounts drawn in excess of cash balances                3,486              10,296               (1,834)
Contributed capital                                                   -                   -               11,307
Payment on debt                                                  (5,000)                  -                    -
Dividends paid to stockholder                                   (11,000)             (8,000)             (74,500)
Other, net                                                       (8,419)              1,226                6,206
                                                           ------------        ------------          -----------
     Net cash provided by financing activities                  590,423             768,239              321,382
                                                           ------------        ------------          -----------

Net increase (decrease) in cash and cash equivalents             10,839            (251,417)             310,978
Cash and cash equivalents, beginning of year                    325,482             576,899              265,921
                                                           ------------        ------------          -----------
Cash and cash equivalents, end of year                     $    336,321        $    325,482          $   576,899
                                                           ============        ============          ===========


See accompanying notes to consolidated financial statements.

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

               Notes to Consolidated Financial Statements
                   December 31, 2010, 2009 and 2008


(1) NATURE OF OPERATIONS

ORGANIZATION AND DESCRIPTION OF BUSINESS

The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian
Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries.   Minnesota
Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

IN THOUSANDS                                   2010                 2009               2008
------------                                ----------           ----------         ----------
Individual Financial Security               $  545,589           $  500,785         $  427,726
Financial Institution Group                    311,064              301,743            294,932
Group Insurance                              1,274,692            1,513,190          1,424,342
Retirement                                     481,696              460,047            447,154
                                            ----------           ----------         ----------
   Total strategic business units            2,613,041            2,775,765          2,594,154
Subsidiaries and corporate product line        150,571              149,817            (27,875)
                                            ----------           ----------         ----------
   Total                                    $2,763,612           $2,925,582         $2,566,279
                                            ==========           ==========         ==========


The Company serves more than nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations in the period in which they are made.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

INSURANCE REVENUES AND EXPENSES

Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

COMMISSION INCOME

Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

ADMINISTRATIVE AND SPONSORSHIP FEES

The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments in select asset classes that are sub-advised are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2010 and 2009, the Company had $10,000,000 of non-marketable equity securities.

Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received.
Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate, included in other invested assets on the consolidated balance sheets, is carried at cost less accumulated depreciation.

For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

Policy loans are carried at the unpaid principal balance.

Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note
15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $19,997,000 and $19,593,000 at December 31, 2010 and 2009, respectively.

Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2010 and 2009 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2010 and 2009 approximate the fair value at that date.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product hedging, in policyholder benefits on the consolidated statements of operations. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations.

Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations.

The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses).

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

Prior to 2009, the Company recognized in earnings an other-than-temporary impairment (OTTI) for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security's amortized cost basis. Also prior to 2009, the entire difference between the fixed maturity security's amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

In 2009, the Financial Accounting Standards Board (FASB) issued new guidance on the recognition and presentation of other-than-temporary impairments. This new guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings. The application of this pronouncement was effective January 1, 2009 and the Company adopted the guidance on a prospective basis as required.

For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100,000 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2010 or 2009.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loans original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance for pools of loans with similar characteristics when it is probable that a credit event has occurred within the pool and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded as net realized investment gains (losses) on the consolidated statements of operations.

SECURITIES LENDING

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and other liabilities, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations. The Company is in the process of exiting all current securities lending programs.

Securities lending income is recorded in net investment income and was $17,000, $199,000, and $1,285,000 for the years ended December 31, 2010,
2009, and 2008, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2010 and 2009 were $64,355,000 and $78,253,000, respectively. As of December 31, 2010 and 2009, the fair value of the collateral associated with securities lending was $33,274,000 and $40,170,000, respectively.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

The Company periodically invests money in its separate accounts. At December 31, 2010 and 2009, the fair value of these investments included within equity securities on the consolidated balance sheets was $21,869,000 and $25,769,000, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCE CHARGE INCOME AND RECEIVABLES

Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late charges on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2010 and 2009. Factors regarding economic outlook, as reviewed by a third-party, and management's current view of the capital markets along with a historical analysis of long-term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

As a result of the overall poor market performance in 2008, the Company determined that the anchor date used in the mean reversion process should be reset to December 31, 2008 to better reflect current market conditions and the Company's best estimate of DAC. Resetting the anchor date resulted in an additional net loss of $15,280,000 in 2008.

Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations.

DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 20. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through accumulated other comprehensive income (loss) on the consolidated balance sheets.

The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

SALES INDUCEMENTS

The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                                2010          2009
------------                              --------      --------
Balance at beginning of year              $ 10,292      $  9,726
Capitalization                               3,226         3,467
Amortization and interest                     (792)         (715)
Adjustment for unrealized losses            (1,311)       (2,186)
                                          --------      --------
Balance at end of year                    $ 11,415      $ 10,292
                                          ========      ========

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

GOODWILL AND OTHER INTANGIBLE ASSETS

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

SOFTWARE

Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $39,051,000 and $36,612,000 as of December 31, 2010 and 2009, respectively, and amortized software expense of $15,000,000, $14,167,000 and $13,714,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

PROPERTY AND EQUIPMENT

Property and equipment are carried at cost, net of accumulated depreciation of $130,704,000 and $118,940,000 at December 31, 2010 and 2009, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2010, 2009 and 2008, was $10,016,000, $11,715,000, and
$12,136,000, respectively.

REINSURANCE

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

POLICYHOLDER LIABILITIES

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2010, the Company has assumed an average rate of investment yields ranging from 3.78% to 5.13%.

Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 20. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

PARTICIPATING BUSINESS

Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2010 and 2009, the total participating business in force was $1,999,977,000 and $1,918,937,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2010 and 2009.

INCOME TAXES

The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to
the benefit of the Company.   Intercompany tax balances are settled annually
when the tax return is filed with the Internal Revenue Service (IRS).

Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

INCOME TAXES (CONTINUED)

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

RECLASSIFICATIONS

Certain 2009 and 2008 financial statement balances have been reclassified to conform to the 2010 presentation.

During 2010, as a result of clarification in regulatory guidance, the Company made changes to how certain fixed maturity securities are classified within the notes to the consolidated financial statements. Certain fixed maturity securities previously classified as corporate securities were reclassified as structured securities including asset-backed, commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS).

As a result of the reclassification, the Company has adjusted applicable prior year fixed maturity security balances presented within footnotes 5 and 6 of the consolidated financial statements to be consistent with amounts reported as of and for the year ended December 31, 2010. The impact of the reclassification to prior year balances of fixed maturity securities by type for both amortized cost and fair value is as follows:

                                                                             DECEMBER 31, 2009
                                               -------------------------------------------------------------------------------
                                                             AMORTIZED COST                          FAIR VALUE
                                               --------------------------------------    -------------------------------------
                                                   AS                                        AS
                                               ORIGINALLY                      AS       ORIGINALLY                      AS
IN THOUSANDS                                    REPORTED      ADJUSTMENT    ADJUSTED     REPORTED     ADJUSTMENT     ADJUSTED
------------                                   ----------     ----------   ----------    ----------    ----------   ----------
U.S. government securities                     $  119,502     $        -   $  119,502    $  131,127    $        -   $  131,127
Agencies not backed by the full faith
   and credit of the U.S. government               44,957        (22,187)      22,770        46,382       (22,599)      23,783
Foreign government securities                      22,481         22,187       44,668        23,683        22,599       46,282
Corporate securities                            4,496,306       (232,020)   4,264,286     4,717,556      (252,410)   4,465,146
Asset-backed securities                           218,992        228,442      447,434       218,607       248,611      467,218
CMBS                                              948,939         (2,871)     946,068       844,626        (3,945)     840,681
RMBS                                            2,035,150          6,449    2,041,599     1,983,287         7,744    1,991,031
                                               ----------     ----------   ----------    ----------    ----------   ----------
 Total fixed maturity securities,
    available-for-sale                         $7,886,327     $        -   $7,886,327    $7,965,268    $        -   $7,965,268

(3) RISKS

The following is a description of the significant risks facing the Company:

CREDIT AND CASH FLOW ASSUMPTION RISK:

Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Following below is discussion regarding particular asset class concentration of credit risk:

CONCENTRATION OF CREDIT RISK:

   CASH AND CASH EQUIVALENTS:

   Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

   FINANCIAL INSTRUMENTS:

   Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

   Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

   DERIVATIVES:

   The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners
   (NAIC).

   To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times.

   The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

EQUITY MARKET RISK:

Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

As of December 31, 2010, approximately 96.7% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.
                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FOREIGN CURRENCY RISK:

Foreign currency risk is the risk that the price of foreign currency denominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

INTEREST RATE RISK:

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

LEGAL/REGULATORY RISK:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

MORTALITY RISK:

Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

RATINGS RISK:

Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

REINSURANCE RISK:

Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) NEW ACCOUNTING PRONOUNCEMENTS

In December 2010, the FASB issued Accounting Standards Update 2010-29 (ASU 2010-29), Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations which requires the disclosure of pro forma revenue and earnings of the combined entity for the current reporting period as though the acquisition date had been as of the beginning of the annual reporting period or the beginning of the comparable prior annual reporting period if comparative financial statements are presented. ASU 2010-29 is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

In December 2010, the FASB issued Accounting Standards Update 2010-28 (ASU 2010-28), Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

In October 2010, the FASB issued Accounting Standards Update 2010-26 (ASU 2010-26), Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 will be effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

In July 2010, the FASB issued Accounting Standards Update 2010-20 (ASU 2010-20), Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company is currently evaluating the impact of this new guidance to its financial statements.

In April 2010, the FASB issued Accounting Standards Update 2010-15 (ASU 2010-15), Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation of Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. ASU 2010-15 is effective for fiscal years beginning after December 15, 2010 and is not expected to have a material impact to the Company's consolidated results of operations and financial position.

In January 2010, the FASB issued Accounting Standards Update 2010-06 (ASU 2010-06), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Additionally, this guidance requires disclosures about significant transfers between Level 1 and 2 measurement categories and separating the presentation of purchases, sales and settlements. This guidance was effective for periods beginning after December 15, 2009, except for the disclosures regarding the separation of the presentation of purchases, sales and settlements, which is effective for periods beginning after December 15, 2010. ASU 2010-06 was adopted by the Company effective January 1, 2010 with the exception of separating the presentation of purchases, sales and settlements. There was no impact to the Company's consolidated results of operations or financial position due to the adoption of this new guidance. The clarification of existing disclosure requirements about the level of disaggregation, inputs and valuation techniques is included within note 5 and 11. The Company will adopt the required disclosure provisions of this new guidance relating to the separation of the presentation of purchases, sales and settlements effective January 1, 2011.

                                                             (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

In January 2010, the FASB issued Accounting Standards Update 2010-02 (ASU 2010-02), Consolidations (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary, which clarifies the accounting and reporting by an entity that experiences a decrease in ownership in a subsidiary that is a business or nonprofit activity for periods ending on or after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-02.

In September 2009, the FASB issued Accounting Standards Update 2009-12 (ASU 2009-12), Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which provides guidance on measuring the fair value of investments in certain entities that calculate net asset value per share, how investments within its scope would be classified in the fair value hierarchy and enhances disclosure requirements about the nature and risks of investments measured at fair value on a recurring and non-recurring basis for periods ending after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-12.

In August 2009, the FASB issued Accounting Standards Update 2009-05 (ASU 2009-05), Fair Value Measurements and Disclosures (Topic 820): Measuring Liabilities at Fair Value, which provides clarification for measuring the fair value in circumstances in which a quoted price in an active market for the identical liability is not available for periods beginning January 1, 2010. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-05.

In June 2009, the FASB issued FASB Accounting Standards Codification (Codification) as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental agencies. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for periods ending after September 15, 2009. Since it did not modify GAAP, Codification did not have a material impact on the consolidated results of operations or financial position of the Company.

In June 2009, the FASB issued guidance relating to special purpose entities changing the determination of the primary beneficiary of a variable interest entity (VIE) from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the Company's involvement with VIEs on its financial statements for periods beginning after November 15, 2009. In February 2010, the FASB issued Accounting Standards Updated 2010-10 (ASU 2010-10), Consolidation, Amendments for Certain Investment Funds. This guidance indefinitely defers the consolidation requirements for reporting enterprises' interests in entities that have the characteristics of investment companies and regulated money market funds. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 8.

In June 2009, the FASB issued guidance relating to the accounting for transfers of financial assets. This guidance eliminates the concept of a qualifying special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interest. The guidance also requires additional disclosures about a transferor's financial assets that have been accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor's assets that continue to be reported on the consolidated balance sheets for periods beginning after November 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

In May 2009, the FASB issued guidance establishing general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or available to be issued. It also requires disclosure of the date through which management has evaluated subsequent events and the basis for that date. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 24.

In April 2009, the FASB issued new guidance on the recognition and presentation of other-than-temporary impairments (OTTI Guidance) as discussed in note 2. This OTTI Guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in annual financial statements.

                                                            (Continued)
                                 20

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The Company's net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, was an increase to retained earnings of $87,683,000 and a decrease to accumulated other comprehensive income (AOCI) of $56,783,000. This cumulative effect adjustment to retained earnings was comprised of an increase to the amortized cost basis of fixed maturity securities of $89,593,000, net of policyholder related amounts of $2,388,000 and net of deferred income tax benefits of $478,000. The difference between the impact of the cumulative effect adjustment to retained earnings and AOCI of $30,900,000 is almost entirely due to a decrease in the tax valuation allowance as a result of the reclassification of non-credit losses to AOCI. The enhanced financial statement presentation of the total OTTI loss and the offset for the portion of noncredit OTTI loss transferred to, and recognized in, other comprehensive income (loss) is presented on the consolidated statements of operations.

In January 2009, the FASB issued guidance which removed the exclusive reliance on market participant estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an OTTI has occurred. The Company adopted the provisions of this new guidance on a prospective basis effective October 1, 2008.

In April 2009, the FASB issued guidance on estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and identifying transactions that are not orderly. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

In December 2008, the FASB issued guidance requiring employers to make additional disclosures about plan assets for defined benefit and other postretirement benefit plans for periods ending after December 15, 2009. The Company has provided all of the material required disclosures in note 11.

In April 2008, the FASB issued guidance addressing renewal and extension assumptions used to determine the useful life of recognized intangible assets. This guidance is effective for fiscal years beginning after December 15, 2008 and is applicable for intangible assets acquired after the effective date. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

In March 2008, the FASB issued guidance effective for fiscal years beginning after November 15, 2008, enhancing required disclosures that should enable financial statement users to understand how and why a company uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedging items affect a company's financial position, financial performance and cash flows. The Company has provided all of the material required disclosures in note 7.

In December 2007, FASB issued guidance establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

In December 2007, the FASB issued and subsequently modified in April 2009, guidance relating to business combinations. This new guidance improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2010 and 2009. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:


                                                                            DECEMBER 31, 2010
                                                        ---------------------------------------------------------------
IN THOUSANDS                                              LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
------------                                            -------------  --------------  ----------------  --------------
Fixed maturity securities, available-for-sale:
 U.S. government securities                             $   147,421      $         -       $         -     $    147,421
 Agencies not backed by the full faith and
 credit of the U.S. government                                    -           17,310                 -           17,310
 Foreign government securities                                    -           50,245                 -           50,245
 Corporate securities                                             -        4,609,052           816,277        5,425,329
 Asset-backed securities                                          -          352,370           167,659          520,029
 CMBS                                                             -          963,692                27          963,719
 RMBS                                                             -        2,013,532             2,466        2,015,998
                                                        -------------  --------------  ----------------  --------------
  Total fixed maturity securities, available-
  for-sale                                                  147,421        8,006,201           986,429        9,140,051
Equity securities, available-for-sale                       206,816                -                 4          206,820
Fixed maturity securities on loan:
 U.S. government securities                                  29,879                -                 -           29,879
 Agencies not backed by the full faith and
 credit of the U.S. government                                    -            6,180                 -            6,180
 Corporate securities                                             -           16,004                 -           16,004
 Asset-backed securities                                          -            2,008                              2,008
                                                        -------------  --------------  ----------------  --------------
  Total fixed maturity securities on loan                    29,879           24,192                 -           54,071
Equity securities on loan                                    10,284                -                 -           10,284
Derivative instruments:
 TBA derivative instruments                                       -          124,840                 -          124,840
 Other derivative instruments                                 1,174           39,276                 -           40,450
                                                        -------------  --------------  ----------------  --------------
  Total derivative instruments                                1,174          164,116                            165,290
                                                        -------------  --------------  ----------------  --------------
   Total investments                                        395,574        8,194,509           986,433        9,576,516
Cash equivalents                                            286,110            7,087                 -          293,197
Securities held as collateral                                     -           33,274                 -           33,274
Separate account assets (1)                              12,856,370          343,266                 -       13,199,636
                                                        -------------  --------------  ----------------  --------------
   Total financial assets                               $13,538,054      $ 8,578,136         $ 986,433     $ 23,102,623
                                                        =============  ==============  ================  ==============

Policy and contract account balances (2)                $         -      $         -         $  35,301     $     35,301
Future policy and contract benefits (2)                           -                -            20,577           20,577
Derivative instruments                                          700            9,140                 -            9,840
Securities lending collateral                                     -           51,758                 -           51,758
                                                        -------------  --------------  ----------------  --------------
   Total financial liabilities                          $       700      $    60,898         $  55,878     $    117,476
                                                        =============  ==============  ================  ==============

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

                                                                                       DECEMBER 31, 2009
                                                                     -------------------------------------------------------
IN THOUSANDS                                                            LEVEL 1       LEVEL 2       LEVEL 3       TOTAL
------------                                                         ------------- ------------- ------------- -------------
Fixed maturity securities, available-for-sale (1):
 U.S. government securities                                          $   131,127    $        -     $        -   $    131,127
 Agencies not backed by the full faith and
  credit of the U.S. government                                                -        23,783              -         23,783
 Foreign government securities                                                 -        46,282              -         46,282
 Corporate securities                                                          -     3,703,360        761,786      4,465,146
 Asset-backed securities                                                       -       272,764        194,454        467,218
 CMBS                                                                          -       840,592             89        840,681
 RMBS                                                                          -     1,986,356          4,675      1,991,031
                                                                     ------------- ------------- ------------- -------------
  Total fixed maturity securities, available-
   for-sale                                                              131,127     6,873,137        961,004      7,965,268
Equity securities, available-for-sale                                    273,096             -              9        273,105
Fixed maturity securities on loan:
 U.S. government securities                                               38,691             -              -         38,691
 Foreign government securities                                                 -           690              -            690
 Corporate securities                                                          -        19,510              -         19,510
                                                                     ------------- ------------- ------------- -------------
  Total fixed maturity securities on loan                                 38,691        20,200              -         58,891
Equity securities on loan                                                 19,362             -              -         19,362
Derivative instruments:                                                                                     -
 TBA derivative instruments                                                    -        41,056              -         41,056
 Other derivative instruments                                                  6         6,407              -          6,413
                                                                     ------------- ------------- ------------- -------------
  Total derivative instruments                                                 6        47,463                        47,469
                                                                     ------------- ------------- ------------- -------------
   Total investments                                                     462,282     6,940,800        961,013      8,364,095
Cash equivalents                                                         273,221         9,493              -        282,714
Securities held as collateral                                              6,876        33,294              -         40,170
Separate account assets (2)                                           11,030,739       416,869              -     11,447,608
                                                                     ------------- ------------- ------------- -------------
   Total financial assets                                            $11,773,118    $7,400,456       $961,013   $ 20,134,587
                                                                     ============= ============= ============= =============

Policy and contract account balances (3)                             $         -    $        -       $ 13,114   $     13,114
Future policy and contract benefits (3)                                        -             -         30,999         30,999
Derivative instruments                                                         -           673              -            673
Securities lending collateral                                              6,876        73,874              -         80,750
                                                                     ------------- ------------- ------------- -------------
   Total financial liabilities                                       $     6,876    $   74,547       $ 44,113   $    125,536
                                                                     ============= ============= ============= =============


(1) As noted in footnote 2, certain fixed maturity securities were reclassified between categories in 2010. Prior year balances have been adjusted to be consistent with amounts reported as of and for the year ended December 31, 2010.

(2) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(3) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company's priority is to obtain prices from third party pricing services. The Company generally receives prices from multiple pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Prices are reviewed by asset managers to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities, securities that do not trade regularly and embedded derivatives included in such securities - an internally developed matrix pricing model using a commercial software application is used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Fixed maturity securities valued using internally developed pricing models are reflected in Level 3.

As of December 31, 2010, 89.1% of fixed maturity fair values were obtained from third party pricing services and 10.9% from the internal methods described above. As of December 31, 2009, 87.7% of fixed maturity fair values were obtained from third party pricing services and 12.3% from the internal methods described above.

EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1.

DERIVATIVE INSTRUMENTS

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, all over-the-counter derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

DERIVATIVE INSTRUMENTS (CONTINUED)

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

CASH EQUIVALENTS

Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

SEPARATE ACCOUNT ASSETS

Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities and cash and cash equivalents.

POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain variable annuity contracts and variable life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:



                                                    TOTAL REALIZED AND
                                                 UNREALIZED GAINS (LOSSES)
                                                      INCLUDED IN:
                                                ---------------------------
                                                                              PURCHASES,
                                     BALANCE AT                  OTHER        SALES AND     TRANSFERS    TRANSFERS     BALANCE
                                     BEGINNING     NET       COMPREHENSIVE   SETTLEMENTS,     IN TO        OUT OF       AT END
IN THOUSANDS                          OF YEAR    INCOME (1)      INCOME          NET        LEVEL 3 (2)  LEVEL 3 (2)    OF YEAR
------------                         ---------- ------------ -------------- -------------- ------------- ------------ ----------
Corporate securities                 $ 761,786   $ (3,505)      $ 25,555        $ 32,441     $       -    $        -   $ 816,277
Asset-backed securities                194,454         32          3,073         (21,859)       17,379       (25,420)    167,659
CMBS                                        89          -             (2)            (60)            -             -          27
RMBS                                     4,675        238          1,339          (3,141)            -          (645)      2,466
 Total fixed maturity                ---------- ------------ -------------- -------------- ------------- ------------ ----------
    securities available-
    for-sale                           961,004     (3,235)        29,965           7,381        17,379       (26,065)    986,429
Equity securities,
   available-for-sale                        9        (15)            19              (9)            -                         4
                                     ---------- ------------ -------------- -------------- ------------- ------------ ----------
    Total financial assets           $ 961,013   $ (3,250)      $ 29,984        $  7,372     $  17,379    $  (26,065)  $ 986,433
                                     ========== ============ ============== ============== ============= ============ ==========

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:


                                                      TOTAL REALIZED AND
                                                   UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                   -------------------------    PURCHASES,
                                       BALANCE AT                  OTHER        SALES AND     TRANSFERS    TRANSFERS   BALANCE
                                        BEGINNING    NET       COMPREHENSIVE   SETTLEMENTS,     IN TO       OUT OF       AT END
IN THOUSANDS                             OF YEAR   INCOME (3)      INCOME           NET       LEVEL 3 (4)  LEVEL 3 (4)  OF YEAR
------------                           ----------- ----------- ------------- --------------- ------------- ----------- --------
Agencies not backed by
   the full faith and credit of
   the U.S. government                  $   2,797   $        -   $         -   $           -              -     (2,797)  $      -
Corporate securities                      679,466      (6,000)      105,881         (16,442)             -     (1,119)   761,786
Asset-backed securities                   190,913           -        11,674          20,989              -    (29,122)   194,454
CMBS                                       12,623           -            15             (32)             -    (12,517)       89
RMBS                                       16,383      (1,227)        2,220         (12,176)            69       (594)     4,675
                                        ----------- ----------- ------------- --------------- ------------- ----------- --------
    Total fixed maturity
     securities available-
     for-sale (1)                         902,182      (7,227)      119,790          (7,661)            69    (46,149)   961,004
Equity securities,
 available-for-sale                           326           -           213            (415)             -       (115)         9
Separate account
 assets (2)                                 2,100      (1,200)            -            (900)             -          -          -
                                        ----------- ----------- ------------- --------------- ------------- ----------- --------
    Total financial assets              $ 904,608   $  (8,427)  $   120,003   $      (8,976)          $ 69  $ (46,264)  $961,013
                                        =========== =========== ============= =============== ============= =========== ========


(1) As noted in footnote 2, certain fixed maturity securities were reclassified between categories in 2010. Prior year balances have been adjusted to be consistent with amounts reported as of and for the year ended December 31, 2010.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net loss.

(3) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(4) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

There were no changes in unrealized gains (losses) included in net income
(loss) related to assets held as of December 31, 2010 and 2009.

                                                            (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE (CONTINUED)

The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2010:

                                                TOTAL REALIZED AND
                                             UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                             -------------------------
                                                                             SALES,
                                 BALANCE AT                  OTHER       ISSUANCES AND   TRANSFERS   TRANSFERS    BALANCE
                                  BEGINNING    NET       COMPREHENSIVE    SETTLEMENTS,     IN TO       OUT OF      AT END
IN THOUSANDS                       OF YEAR   INCOME (1)       GAIN             NET         LEVEL 3     LEVEL 3    OF YEAR
------------                     ----------- ----------- -------------- --------------- ------------ ---------- -----------
Policy and contract
   account balances               $  13,114   $  22,187   $          -   $           -   $        -   $      -   $  35,301
Future policy and contract
   benefits                          30,999      (9,867)             -            (555)           -          -      20,577
                                 ----------- ----------- -------------- --------------- ------------ ---------- -----------
    Total financial liabilities   $  44,113   $  12,320   $          -   $        (555)  $        -   $      -   $  55,878
                                 =========== =========== ============== =============== ============ ========== ===========

(1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2009:

                                                TOTAL REALIZED AND
                                             UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                             -------------------------
                                                                            SALES,
                                BALANCE AT                   OTHER      ISSUANCES AND   TRANSFERS   TRANSFERS   BALANCE
                                 BEGINNING     NET       COMPREHENSIVE   SETTLEMENTS,     IN TO       OUT OF     AT END
IN THOUSANDS                      OF YEAR    INCOME (1)      GAIN             NET         LEVEL 3     LEVEL 3    OF YEAR
------------                   ------------- ----------- ------------- ---------------- ----------- ---------- -----------
Policy and contract
   account balances             $     2,398   $  10,716   $         -   $            -   $       -   $      -   $  13,114
Future policy and contract
   benefits                         107,175     (75,090)            -           (1,086)          -          -      30,999
                               ------------- ----------- ------------- ---------------- ----------- ---------- -----------
    Total financial liabilities $   109,573   $ (64,374)  $         -   $       (1,086)  $       -   $      -   $  44,113
                               ============= =========== ============= ================ =========== ========== ===========

(1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

The change in unrealized (gains) losses included in net income (loss) related to liabilities held as of December 31, 2010 was $13,405,000, of which $(8,975,000) was included in net realized investment gains (losses) and $22,380,000 was included in policyholder benefits on the consolidated statements of operations. The change in unrealized (gains) losses included in net income (loss) related to liabilities held as of December 31, 2009 was $(60,698,000), of which $(70,908,000) was included in net realized investment gains (losses) and $10,210,000 was included in policyholder benefits on the consolidated statements of operations.

The Company did not have any assets or liabilities reported at fair value on a nonrecurring basis.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for finance receivables, policy loans, and alternative investments approximate the assets' fair values.

The interest rates on finance receivables outstanding as of December 31, 2010 and 2009 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2010 and 2009 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2010                2009
                                 ---------------------- -----------------------
                                   CARRYING     FAIR      CARRYING     FAIR
IN THOUSANDS                        AMOUNT      VALUE      AMOUNT     VALUE
------------                     ----------- ---------- ----------- -----------
Mortgage loans, net              $ 1,276,154 $1,333,744  $1,263,581  $1,231,777
Finance receivables, net             197,856    197,856     190,925     190,925
Policy loans                         339,127    339,127     340,362     340,362
Alternative investments              506,294    506,294     470,424     470,424

The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         2010                2009
                                 ---------------------- -----------------------
                                   CARRYING     FAIR      CARRYING     FAIR
IN THOUSANDS                        AMOUNT      VALUE      AMOUNT     VALUE
------------                     ----------- ---------- ----------- -----------
Deferred annuities               $ 2,564,994 $2,742,477  $2,420,139  $2,532,103
Annuity certain contracts             82,974     87,647      72,789      86,544
Other fund deposits                1,702,694  1,705,162   1,560,268   1,558,257
Supplementary contracts without
 life contingencies                   58,638     58,638      56,407      56,407
Notes payable                        120,000    122,179     125,000     127,226

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. Treasury and agency obligations.

The carrying value of the Company's fixed maturity portfolio totaled $9,194,122,000 and $8,024,159,000 at December 31, 2010 and 2009,
respectively. Fixed maturity securities represent 76.8% and 75.0% of total invested assets at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009 publicly traded fixed maturity securities comprised 78.6% and 80.2%, respectively, of the total fixed maturity portfolio.

The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,701,160,000 and $1,687,038,000 agency backed RMBS and $314,838,000 and
$303,993,000 non-agency backed RMBS as of December 31, 2010 and 2009, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2010 was $72,924,000 with unrealized losses totaling $11,021,000. The fair value of the Company's subprime securities as of December 31, 2009 was $52,396,000 with unrealized losses totaling $15,369,000.

The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $227,104,000 and $302,467,000 as of December 31, 2010 and 2009, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:


IN THOUSANDS                                                 GROSS        GROSS
------------                                   AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                                 COST       GAINS        LOSSES     AOCL (1)    FAIR VALUE
--------------------------------------------- ----------- ------------ ------------ ----------- ------------
U.S. government securities                     $  130,044  $    17,536  $       159  $        -  $   147,421
Agencies not backed by the full faith and
   credit of the U.S. government                   16,010        1,690          390           -       17,310
Foreign government securities                      45,619        4,626            -           -       50,245
Corporate securities                            5,071,360      357,013       14,032     (10,988)   5,425,329
Asset-backed securities                           486,613       29,892        1,926      (5,450)     520,029
CMBS                                              951,026       28,347       10,790       4,864      963,719
RMBS                                            1,982,519       86,091       11,498      41,114    2,015,998
                                              ----------- ------------ ------------ ----------- ------------
 Total fixed maturity securities,
    available-for-sale                          8,683,191      525,195       38,795      29,540    9,140,051
Equity securities - unaffiliated                  185,274       32,886        1,340           -      216,820
                                              ----------- ------------ ------------ ----------- ------------
       Total                                   $8,868,465  $   558,081  $    40,135  $   29,540  $ 9,356,871
                                              =========== ============ ============ =========== ============

(1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:


IN THOUSANDS                                                 GROSS        GROSS
------------                                   AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2009                                 COST       GAINS        LOSSES     AOCL (2)    FAIR VALUE
--------------------------------------------- ----------- ------------ ------------ ----------- ------------
U.S. government securities                     $  119,502  $    12,129  $       504  $        -  $   131,127
Agencies not backed by the full faith and
   credit of the U.S. government                   22,770        1,523          510           -       23,783
Foreign government securities                      44,668        2,556          942           -       46,282
Corporate securities                            4,264,286      221,555       21,419        (724)   4,465,146
Asset-backed securities                           447,434       26,711        5,019       1,908      467,218
CMBS                                              946,068       10,370       69,323      46,434      840,681
RMBS                                            2,041,599       62,715       33,365      79,918    1,991,031
                                              ----------- ------------ ------------ ----------- ------------
 Total fixed maturity securities,
    available-for-sale (1)                      7,886,327      337,559      131,082     127,536    7,965,268
Equity securities - unaffiliated                  242,238       43,195        2,328           -      283,105
                                              ----------- ------------ ------------ ----------- ------------
  Total                                        $8,128,565  $   380,754  $   133,410  $  127,536  $ 8,248,373
                                              =========== ============ ============ =========== ============

(1) As noted in footnote 2, certain fixed maturity securities were reclassified between categories in 2010. Prior year balances have been adjusted to be consistent with amounts reported as of and for the year ended December 31, 2010.

(2) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

IN THOUSANDS                                                 GROSS        GROSS
------------                                   AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                                 COST       GAINS        LOSSES       AOCL      FAIR VALUE
--------------------------------------------- ----------- ------------ ------------ ----------- ------------
U.S. government securities                     $  28,288   $    1,920   $      329   $       -   $   29,879
Agencies not backed by the full faith and
   credit of the U.S. government                   5,708          472            -           -        6,180
Corporate securities                              15,462          582           40           -       16,004
Asset-backed securities                            2,011            -            3           -        2,008
                                              ----------- ------------ ------------ ----------- ------------
 Total fixed maturity securities                  51,469        2,974          372           -       54,071
Equity securities - unaffiliated                   8,624        1,689           29           -       10,284
                                              ----------- ------------ ------------ ----------- ------------
  Total                                        $  60,093   $    4,663   $      401   $       -   $   64,355
                                              =========== ============ ============ =========== ============

The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

IN THOUSANDS                                                 GROSS        GROSS
------------                                   AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2009                                 COST       GAINS        LOSSES       AOCL      FAIR VALUE
--------------------------------------------- ----------- ------------ ------------ ----------- ------------
U.S. government securities                     $  39,325   $      820   $    1,454   $       -   $   38,691
Foreign government securities                        703            8           21           -          690
Corporate securities                              18,502        1,063           55           -       19,510
                                              ----------- ------------ ------------ ----------- ------------
 Total fixed maturity securities                  58,530        1,891        1,530           -       58,891
Equity securities - unaffiliated                  15,563        3,870           71           -       19,362
                                              ----------- ------------ ------------ ----------- ------------
  Total                                        $  74,093   $    5,761   $    1,601   $       -   $   78,253
                                              =========== ============ ============ =========== ============


The amortized cost and fair value of fixed maturity securities at December 31, 2010, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                        AVAILABLE-FOR-SALE
IN THOUSANDS                                             AVAILABLE-FOR-SALE             SECURITIES ON LOAN
------------                                      -------------------------------  -----------------------------
                                                    AMORTIZED           FAIR         AMORTIZED          FAIR
                                                      COST              VALUE          COST            VALUE
                                                  --------------    -------------  ---------------   ------------
Due in one year or less                            $    205,422      $   209,769    $         861     $      872
Due after one year through five years                 1,856,500        2,005,532           17,060         17,588
Due after five years through ten years                2,804,920        3,011,040           23,621         23,827
Due after ten years                                     396,191          413,964            7,916          9,776
                                                  --------------    -------------  ---------------   ------------
                                                      5,263,033        5,640,305           49,458         52,063
Asset-backed and mortgage-backed
   securities                                         3,420,158        3,499,746            2,011          2,008
                                                  --------------    -------------  ---------------   ------------
 Total                                             $  8,683,191      $ 9,140,051    $      51,469     $   54,071
                                                  ==============    =============  ===============   ============

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                         DECEMBER 31, 2010
                                               ---------------------------------------------------------------------------
                                                      LESS THAN 12 MONTHS                   12 MONTHS OR GREATER
                                               ------------------------------------ --------------------------------------
                                                                        UNREALIZED                            UNREALIZED
                                                                        LOSSES AND                             LOSSES AND
                                                            AMORTIZED    OTTI IN                  AMORTIZED     OTTI IN
IN THOUSANDS                                   FAIR VALUE     COST          AOCL     FAIR VALUE      COST         AOCL
------------                                   ----------- ----------- ------------ ------------ ------------ ------------
U.S. government securities                      $   16,932  $   17,091  $       159  $         -  $         -  $         -
Agencies not backed by the full faith
   and credit of the U.S. government                 2,493       2,574           81        3,691        4,000          309
Corporate securities                               570,996     583,574       12,578       20,300       21,768        1,468
Asset-backed securities                             36,910      37,832          922       13,276       15,576        2,300
CMBS                                               106,988     110,344        3,356      108,353      130,546       22,193
RMBS                                               165,473     169,420        3,947      215,998      268,046       52,048
Equity securities - unaffiliated                    16,948      18,072        1,124          880        1,096          216

                                                                         DECEMBER 31, 2009(1)
                                               ---------------------------------------------------------------------------
                                                      LESS THAN 12 MONTHS                   12 MONTHS OR GREATER
                                               ------------------------------------ --------------------------------------
                                                                        UNREALIZED                            UNREALIZED
                                                                        LOSSES AND                             LOSSES AND
                                                            AMORTIZED    OTTI IN                  AMORTIZED     OTTI IN
IN THOUSANDS                                   FAIR VALUE     COST          AOCL     FAIR VALUE      COST         AOCL
------------                                   ----------- ----------- ------------ ------------ ------------ ------------
U.S. government securities                      $   33,883  $   34,387  $       504  $         -  $         -  $        -
Agencies not backed by the full faith
   and credit of the U.S. government                 3,518       4,000          482          635          663          28
Foreign government securities                       23,152      24,094          942            -            -           -
Corporate securities                               304,412     308,666        4,254      303,447      323,432      19,985
Asset-backed securities                             88,470      91,814        3,344       24,255       27,989       3,734
CMBS                                               125,319     137,089       11,770      373,760      478,237     104,477
RMBS                                               444,270     475,153       30,883      214,407      300,772      86,365
Equity securities - unaffiliated                    11,640      12,299          659       75,036       76,705       1,669


(1) As noted in footnote 2, certain fixed maturity securities were reclassified between categories in 2010. Prior year balances have been adjusted to be consistent with amounts reported as of and for the year ended December 31, 2010.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                         DECEMBER 31, 2010
                                               ---------------------------------------------------------------------------
                                                      LESS THAN 12 MONTHS                   12 MONTHS OR GREATER
                                               ------------------------------------ --------------------------------------
                                                                        UNREALIZED                            UNREALIZED
                                                                        LOSSES AND                             LOSSES AND
                                                            AMORTIZED    OTTI IN                  AMORTIZED     OTTI IN
IN THOUSANDS                                   FAIR VALUE     COST          AOCL     FAIR VALUE      COST         AOCL
------------                                   ----------- ----------- ------------ ------------ ------------ ------------
U.S. government securities                      $  18,776   $  19,105   $      329   $        -   $        -   $        -
Corporate securities                                4,362       4,402           40            -            -            -
Asset-backed securities                             2,008       2,011            3            -            -            -
Equity securities - unaffiliated                      210         239           29            -            -            -


                                                                         DECEMBER 31, 2009
                                               ---------------------------------------------------------------------------
                                                      LESS THAN 12 MONTHS                   12 MONTHS OR GREATER
                                               ------------------------------------ --------------------------------------
                                                                        UNREALIZED                            UNREALIZED
                                                                        LOSSES AND                             LOSSES AND
                                                            AMORTIZED    OTTI IN                  AMORTIZED     OTTI IN
IN THOUSANDS                                   FAIR VALUE     COST          AOCL     FAIR VALUE      COST         AOCL
------------                                   ----------- ----------- ------------ ------------ ------------ ------------
U.S. government securities                      $  32,071   $  33,525   $    1,454   $        -   $        -   $        -
Foreign government securities                         497         518           21            -            -            -
Corporate securities                                5,310       5,364           54          424          425            1
Equity securities - unaffiliated                    1,249       1,320           71            -            -            -

For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2010, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2010.

U.S. government securities by their nature are impaired due to current interest rates and not credit-related reasons.

Agencies not backed by the full faith and credit of the U.S. government are also normally impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company's RMBS portfolio primarily consists of prime residential mortgages with loans made to customers with strong credit histories. The slowdown in the U.S. housing market has impacted the valuations across the entire asset class. As of December 31, 2010, 84.4% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2010, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 78.1% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2010, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 78.0% investment grade.

Equity securities with unrealized losses at December 31, 2010 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

At December 31, 2010 and 2009, fixed maturity securities and cash equivalents with a carrying value of $19,295,000 and $18,862,000, respectively, were on deposit with various regulatory authorities as required by law.

MORTGAGE LOANS

The Company underwrites commercial mortgages on general purpose income producing properties including office buildings, retail facilities, apartments/other, industrial and hotel properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,276,154,000 and $1,263,581,000 at December 31, 2010
and 2009, respectively.

All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

Real estate acquired in satisfaction of debt is accounted for at the lower of the property's fair value less expected selling costs or the loan balance.
In 2010, the Company acquired two properties in lieu of foreclosure. The total carrying value of those properties at December 31, 2010 was $8,400,000 and is included in other invested assets on the consolidated balance sheets. There were also two restructured loans with a total carrying value of $10,229,000 and no foreclosed loans in the commercial mortgage loan portfolio at December 31, 2010. The Company had one restructured loan with a carrying value of $4,655,000 and no foreclosed loans or real estate owned as of December 31, 2009. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2010.

Realized losses on mortgage loans are the result of foreclosures, sales of loans and write-down in anticipation of losses. The Company recognized $3,144,000 of realized losses in 2010 on commercial mortgage loans where the properties were acquired in lieu of foreclosure. The Company did not recognize any realized capital losses on commercial mortgage loans for the years ended December 31, 2009 and 2008. The valuation allowance held for mortgage loans was $3,700,000 as of December 31, 2010 and $100,000 as of December 31, 2009. The change in valuation allowance was $3,600,000, $100,000 and $0 for the years ending December 31, 2010, 2009 and 2008, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

ALTERNATIVE INVESTMENTS

Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are attempted to be diversified by type, general partner, vintage year, and geographic location - both domestic and international.

The Company's composition of alternative investments by type were as follows:

                                               DECEMBER 31, 2010                  DECEMBER 31, 2009
                                        -----------------------------      -----------------------------
                                          CARRYING          PERCENT          CARRYING          PERCENT
IN THOUSANDS                                VALUE          OF TOTAL            VALUE          OF TOTAL
------------                            -------------  --------------      -------------  --------------
Alternative investments
 Private equity funds                    $   261,399           51.6%        $   244,590          52.0%
 Mezzanine debt funds                        172,029           34.0%            156,180          33.2%
 Hedge funds                                  72,866           14.4%             69,654          14.8%
                                        -------------  --------------      -------------  --------------
  Total alternative investments          $   506,294          100.0%        $   470,424         100.0%
                                        =============  ==============      =============  ==============

NET INVESTMENT INCOME

Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                                       2010              2009             2008
------------                                ----------------- ----------------- -----------------
Fixed maturity securities                       $ 476,702         $ 437,786         $ 406,958
Equity securities                                   9,525            12,371            20,886
Mortgage loans                                     76,925            77,362            80,917
Policy loans                                       24,649            24,515            24,040
Cash equivalents                                      379             1,510             4,921
Alternative investments                            13,052             3,930             5,266
Derivative instruments                                231               (85)             (101)
Other invested assets                               2,714             1,362             3,005
                                            ----------------- ----------------- -----------------
   Gross investment income                        604,177           558,751           545,892
Investment expenses                               (18,221)          (15,636)          (16,676)
                                            ----------------- ----------------- -----------------
   Total                                        $ 585,956         $ 543,115         $ 529,216
                                            ================= ================= =================

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                                       2010              2009             2008
------------                                ----------------- ----------------- -----------------
Fixed maturity securities                       $  2,477           $ (27,840)        $ (290,059)
Equity securities                                 29,502              47,486            (93,986)
Mortgage loans                                    (6,803)                (74)                 -
Alternative investments                            1,362             (15,267)            (2,070)
Derivative instruments                            10,087              21,434            (50,844)
Other invested assets                               (207)                  2                107
Securities held as collateral                      4,503               4,276            (47,019)
                                            ----------------- ----------------- -----------------
 Total                                          $ 40,921           $  30,017         $ (483,871)
                                            ================= ================= =================

Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

IN THOUSANDS                                       2010              2009             2008
------------                                ----------------- ----------------- -----------------
Fixed maturity securities, available for sale:
 Gross realized gains                            $ 43,443          $ 102,423         $ 15,997
 Gross realized losses                            (18,712)           (85,455)         (93,306)
Equity securities:
 Gross realized gains                              34,046             79,699           49,028
 Gross realized losses                             (4,493)           (27,963)         (66,223)
Alternative investments:
 Gross realized gains                              24,412              5,085           10,173
 Gross realized losses                             (9,018)               (21)             (70)

Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                                       2010              2009             2008
------------                                ----------------- ----------------- -----------------
Fixed maturity securities
 Corporate securities                           $  1,840           $ 14,107         $  46,580
 Asset-backed securities                           2,923                  -            14,400
 CMBS                                             10,538              1,141            29,363
 RMBS                                              6,953             29,560           122,408
Mortgage loans                                     3,144                  -                 -
Equity securities                                     51              4,250            76,792
Alternative investments                           14,032             20,331            12,173
Other invested assets                                971                  -                 -
Securities held as collateral                          -                  -            47,019
                                            ----------------- ----------------- -----------------
 Total other-than-temporary impairments         $ 40,452           $ 69,389         $ 348,735
                                            ================= ================= =================

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:

IN THOUSANDS                                                      2010                2009
------------                                              -------------------  -------------------
Balance at beginning of year                                   $ 92,556             $       -
Credit loss component of OTTI loss not reclassified to
 other comprehensive loss in the cumulative effect
 transition adjustment                                                -                87,767
Additions:
 Initial impairments - credit loss OTTI recognized on
  securities not previously impaired                              6,337                33,414
 Additional impairments - credit loss OTTI recognized
  on securities previously impaired                              15,917                11,393
Reductions:
 Due to sales (or maturities, pay downs, or prepayments)
  during the period of securities previously credit loss
  OTTI impaired                                                 (48,233)              (40,018)
                                                          -------------------  -------------------
Balance at end of year                                         $ 66,577             $  92,556
                                                          ===================  ===================

(7) DERIVATIVE INSTRUMENTS

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, forwards, futures and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to utilize replication strategies and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for over-the-counter derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                           DECEMBER 31, 2010                    DECEMBER 31, 2009
                                  ------------------------------------ ------------------------------------
IN THOUSANDS                                       FAIR VALUE                           FAIR VALUE
------------                                 -------------------------             ------------------------
  PRELIMINARY
UNDERLYING RISK                    NOTIONAL                             NOTIONAL
   EXPOSURE      INSTRUMENT TYPE    AMOUNT    ASSETS   LIABILITIES (1)   AMOUNT     ASSETS   LIABILITIES (1)
-------------------------------------------- ------------------------- ----------- -------------------------
Interest rate     Interest rate
                   swaps          $  101,500 $  9,943   $        -      $ 101,500   $ 3,287     $       -
                  Interest rate
                   futures           271,500        3            -        162,100         5             -
                  TBAs               123,208  124,840            -         39,361    41,056             -
Foreign currency  Foreign currency
                   swaps              17,000   (2,257)           -              -         -             -
                  Foreign currency
                   forwards                -        -            -              6         -             -
Equity market     Equity futures     130,040        2            -         89,320         2             -
                  Equity options     497,491   32,759        9,840         61,160     3,119           673
                                  ---------- --------- --------------- ----------- ----------- -------------
 Total derivatives                $1,140,739 $165,290   $    9,840      $ 453,447   $47,469     $     673
                                  ========== ========= =============== =========== =========== =============

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific hedging programs related to various annuity and insurance product liabilities that have market risk. The trading activity for these programs is influenced by two major factors - the sales growth of products and the volatility in the interest and equity markets. The volume and frequency of trading increased during the volatile equity markets in late 2008 and early 2009. For most of 2009 and 2010 the trading volume and frequency was at expected levels.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

The Company used interest rate futures to manage duration in certain portfolios within the general account of the Company. The trading volume and frequency was stable in these portfolios during 2010 and 2009. In addition, the Company utilized a total return strategy in 2008 that replicated the S&P 500 by investing in corporate bonds and total rate of return swaps. The swaps were unwound in 2008.

In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

Total rate of return swaps (TRRs) are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to synthetically create investments. There were no TRRs at December 31, 2010 or December 31, 2009.

The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                           DECEMBER 31, 2010
                                           --------------------------------------------------
                                              NET REALIZED
                                            INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                                    (LOSSES)           INCOME         BENEFITS
------------                               ------------------ ---------------- --------------
Interest rate swaps                          $       10,999     $        (83)    $        -
Interest rate futures                                 6,301                -              9
TBAs                                                    356                -              -
Foreign currency swaps                               (2,346)             322              -
Foreign currency forwards                              (203)              (8)             -
Equity futures                                      (15,030)               -          8,869
Equity options                                         (412)               -          6,282
                                           ------------------ ---------------- --------------
Total (losses) gains recognized in
 income from derivatives                     $         (335)    $        231     $   15,160
                                           ================== ================ ==============

                                                           DECEMBER 31, 2009
                                           --------------------------------------------------
                                              NET REALIZED
                                            INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                                    (LOSSES)           INCOME         BENEFITS
------------                               ------------------ ---------------- --------------
Interest rate swaps                          $      (19,339)    $        (83)    $    3,414
Interest rate futures                               (12,010)               -              -
TBAs                                                  1,075                -              -
Foreign currency forwards                                53               (2)             -
Equity futures                                      (24,521)               -              -
Equity options                                            -                -            768
                                           ------------------ ---------------- --------------
Total (losses) gains recognized in
 income from derivatives                     $      (54,742)    $        (85)    $    4,182
                                           ================== ================ ==============

                                                           DECEMBER 31, 2008
                                           --------------------------------------------------
                                              NET REALIZED
                                            INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                                    (LOSSES)           INCOME         BENEFITS
------------                               ------------------ ---------------- --------------
Interest rate swaps                          $        24,115    $         (23)   $       141
Interest rate futures                                 15,946                -              -
TBAs                                                   1,065                -              -
Foreign currency forwards                                 26              (78)             -
Equity futures                                         5,025                -              -
Equity options                                           (65)               -              -
Total return swaps                                    (2,767)               -              -
                                           ------------------ ---------------- --------------
Total gains (losses) recognized in
 income from derivatives                     $        43,345    $        (101)   $       141
                                           ================== ================ ==============

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company was not obligated to receive any cash collateral at either December 31, 2010 or December 31, 2009.

The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company does not have any over-the-counter derivatives that are in a net liability position, after considering the effect of netting arrangements, as of December 31, 2010 and therefore, was not required to pledge collateral.

EMBEDDED DERIVATIVES

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

The following table presents the fair value of the Company's embedded derivatives at December 31:

IN THOUSANDS                                              2010                2009
------------                                        ----------------    ----------------
Embedded derivatives within annuity products:
 Guaranteed withdrawal benefits                       $     (8,470)       $    (17,176)
 Guaranteed payout floors                                  (12,107)            (13,823)
 Other                                                      (3,831)             (3,489)

Embedded derivatives within life insurance products:
 Equity-linked index credits                          $    (31,470)       $     (9,625)

The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

IN THOUSANDS                                              2010                2009                  2008
------------                                        ----------------    ----------------    -------------------
Embedded derivatives within annuity products:
 Net investment gains (losses)                        $     10,422        $     76,176         $      (94,189)
 Policyholder benefits                                        (342)             (1,838)                  (464)

Embedded derivatives within life insurance products:
 Policyholder benefits                                $    (21,845)       $     (8,879)        $         (207)

At December 31, 2010 and 2009, fixed maturity securities with a carrying value of $19,161,000 and $29,989,000, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8) VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

CONSOLIDATED VIES

As of December 31, 2010 and 2009, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2010 and 2009 were $4,774,000 and $4,746,000, respectively, and are included in other invested assets on the consolidated balance sheets.

NON-CONSOLIDATED VIES

The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
Note 5 for details regarding the carrying amount and classification of these assets.

In addition, the Company invests in alternative investments that may or may
not be VIEs.   The Company has determined that it is not required to
consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $506,294,000 and $470,424,000 and the maximum exposure was $721,610,000 and $681,896,000 at
December 31, 2010 and December 31, 2009, respectively.

(9) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

IN THOUSANDS                                        2010                  2009
------------                             -----------------------  ----------------------
Direct installment loans                   $            244,695     $          227,107
Retail installment notes                                 34,401                 38,301
Accrued interest                                          4,528                  4,458
                                         -----------------------  ----------------------
 Gross receivables                                      283,624                269,866
Unearned finance charges                                (74,433)               (68,177)
Allowance for losses                                    (11,335)               (10,764)
                                         -----------------------  ----------------------
  Finance receivables, net                 $            197,856     $          190,925
                                         =======================  ======================

Direct installment loans, at December 31, 2010 and 2009, consisted of $168,175,000 and $156,309,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $10,177,000 and $11,276,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2010 were as follows:

IN THOUSANDS
------------
2011                                                        $   22,846
2012                                                            61,716
2013                                                           103,364
2014                                                            19,778
2015                                                               305
2016 and thereafter                                              1,182
                                                            -----------
 Total finance receivables, net of unearned finance charges    209,191
Allowance for losses                                           (11,335)
                                                            -----------
  Finance receivables, net                                  $  197,856
                                                            ===========

During the years ended December 31, 2010, 2009 and 2008, principal cash collections of direct installment loans were $78,324,000, $74,312,000 and $74,441,000, respectively, and the percentages of these cash collections to average net balances were 47%, 46% and 47%, respectively. Retail installment notes' principal cash collections were $42,079,000, $37,770,000 and $38,200,000, respectively, and the percentages of these cash collections to average net balances were 160%, 148% and 149% for the years ended December 31, 2010, 2009 and 2008, respectively.

The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2010 and 2009 was 5.4% and 5.3%, respectively.

Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                              2010               2009                 2008
------------                     -------------------- ------------------ ---------------------
Balance at beginning of year        $         10,764     $       10,369     $         10,067
Provision for credit losses                    8,804             10,116                8,487
Charge-offs                                  (12,279)           (13,553)             (11,907)
Recoveries                                     4,046              3,832                3,722
                                 -------------------- ------------------ ---------------------
Balance at end of year              $         11,335     $       10,764     $         10,369
                                 ==================== ================== =====================

At December 31, 2010 and 2009, the recorded investments in certain direct
installment loans were considered to be impaired.   The balances of such
loans at December 31, 2010 and 2009 and the related allowance for losses were as follows:

IN THOUSANDS                                                        INSTALLMENT LOANS
------------                                                   ---------------------------
Balances at December 31, 2010                                     $              55
Related allowance for losses                                      $              55

Balances at December 31, 2009                                     $              77
Related allowance for losses                                      $              63

All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2010 and 2009 was $63,000 and $86,000, respectively.

There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2010 or 2009.

The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2010 and 2009 was $19,386,000 and $23,168,000, respectively.
There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2010 and 2009.

(10) INCOME TAXES

Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                                            2010         2009          2008
------------                                      -------------- ------------ --------------
Computed tax expense (benefit)                     $     78,718   $   57,341   $   (119,014)
Difference between computed and actual tax expense:
 Dividends received deduction                           (16,568)      (7,394)        (7,278)
 Tax credits                                             (3,211)        (927)        (5,257)
 Change in valuation allowance                                9           (1)        36,995
 Expense adjustments and other                           (1,978)       2,550          3,018
                                                  -------------- ------------ --------------
  Total tax expense (benefit)                      $     56,970   $   51,569   $    (91,536)
                                                  ============== ============ ==============

The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability at December 31 were as follows:

IN THOUSANDS                                                     2010                  2009
------------                                           ----------------------  ----------------------
Deferred tax assets:
 Policyholder liabilities                                $           32,955      $           16,602
 Pension, postretirement and other benefits                          12,579                  66,858
 Tax deferred policy acquisition costs                              138,216                 124,938
 Deferred gain on individual disability coinsurance                   7,981                   9,320
 Net realized capital losses                                         66,979                  63,970
 Ceding commissions and goodwill                                        104                   2,603
 Other                                                                9,548                   7,329
                                                       ----------------------  ----------------------
  Gross deferred tax assets                                         268,362                 291,620
 Less valuation allowance                                                (9)                      -
                                                       ----------------------  ----------------------
  Deferred tax assets, net of valuation allowance                   268,353                 291,620

Deferred tax liabilities:
 Deferred policy acquisition costs                                  258,758                 251,577
 Premiums                                                            17,144                  23,547
 Real estate and property and equipment depreciation                  5,941                   6,655
 Basis difference on investments                                      7,229                   6,805
 Net unrealized capital gains                                       204,691                  56,242
 Other                                                               19,252                  16,725
                                                       ----------------------  ----------------------
  Gross deferred tax liabilities                                    513,015                 361,551
                                                       ----------------------  ----------------------
   Net deferred tax liability                            $          244,662      $           69,931
                                                       ======================  ======================

As of December 31, 2010, the Company recorded a $9,000 valuation allowance related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

As of December 31, 2009, management determined that a valuation allowance was not required for these deferred tax asset items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income. The net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, resulted in a $31,000,000 reduction of the valuation allowance. Of the remaining $6,001,000 of valuation allowance, $6,000,000 was released as an increase to other comprehensive income and $1,000 was released as a decrease to income tax expense on the consolidated statements of operations.

The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2010, 2009, and 2008, was $9,000, $(37,001,000) and
$36,995,000, respectively.

At December 31, 2010, state net operating loss carryforwards were $676,000, the majority of which will expire beginning in 2017.

Income taxes paid (refunded) for the years ended December 31, 2010, 2009, and 2008, were $4,038,000, $(41,920,000) and $17,073,000, respectively.

A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                     2010              2009
------------                                             -----------------  -----------------
Balance at beginning of year                                $     23,834       $     24,716
Additions based on tax positions related to current year           1,143              2,179
Additions for tax positions of prior years                         2,854              5,071
Reductions for tax positions of prior years                      (11,241)            (8,132)
Settlements                                                       (1,458)                 -
                                                         -----------------  -----------------
Balance at end of year                                      $     15,132       $     23,834
                                                         =================  =================

Included in the balance of unrecognized tax benefits at December 31, 2010 are potential benefits of $109,000 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2010, accrued interest and penalties of $531,000 are recorded as current income tax liabilities on the consolidated balance sheets and $667,000 is recognized as a current income tax expense on the consolidated statements of operations.

At December 31, 2010, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

During 2010, the Company was informed that the IRS Office of Appeals had fully conceded the disagreed issue from the IRS audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2003 and 2004 and the Company received a refund of its Section 6603 deposit. The Company paid its applicable share of the taxes assessed for the agreed audit issues arising from the IRS audit of the consolidated tax returns for the years 2005-2007 and reached a settlement with the IRS Office of Appeals for the disagreed issues. The Company received a refund of its Section 6603 deposit and has accrued for the settlement refund. The consolidated tax returns for the years 2008 and 2009 are currently under examination by the IRS. The Company believes that any additional taxes refunded or assessed as a result of the examination will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments

Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                      PENSION BENEFITS             OTHER BENEFITS
                                                  ------------------------     ----------------------
IN THOUSANDS                                          2010         2009           2010        2009
------------                                      ------------ -----------     ----------- ----------
Change in benefit obligation:
Benefit obligation at beginning of year            $  541,268   $ 506,456       $  56,420   $ 86,468
Service cost                                           21,081      20,913           1,239      2,709
Interest cost                                          32,200      29,498           3,309      4,623
Amendments                                                  -           -               -    (16,819)
Actuarial loss (gain)                                  37,945      (5,786)          5,363    (18,870)
Benefits paid                                         (11,537)     (9,813)         (2,066)    (1,691)
Transfer of plan sponsorship                         (564,586)          -         (57,098)         -
                                                  ------------ -----------     ----------- ----------
Benefit obligation at end of year                  $   56,371   $ 541,268       $   7,167   $ 56,420
                                                  ============ ===========     =========== ==========
Change in plan assets:
Fair value of plan assets at beginning
   of year                                         $  435,955   $ 369,328       $  14,748   $  8,642
Actual return on plan assets                           49,718      54,044           1,514      2,340
Employer contribution                                  38,841      22,396           1,809      5,457
Benefits paid                                         (11,537)     (9,813)         (2,066)    (1,691)
Transfer of plan sponsorship                         (461,472)          -         (16,005)         -
                                                  ------------ -----------     ----------- ----------
Fair value of plan assets at end of year           $   51,505   $ 435,955       $       -   $ 14,748
                                                  ============ ===========     =========== ==========
Net amount recognized:
Funded status                                      $   (4,866)  $(105,313)      $  (7,167)  $(41,672)

Amounts recognized on the consolidated
   balance sheets:
Accrued benefit cost                               $   (4,866)  $(105,313)      $  (7,167)  $(41,672)

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                      PENSION BENEFITS             OTHER BENEFITS
                                                  ------------------------     ----------------------
IN THOUSANDS                                          2010         2009           2010        2009
------------                                      ------------ -----------     ----------- ----------
Amounts recognized in accumulated
  other comprehensive income (loss):
Prior service benefit                              $       33   $   2,689       $   3,322   $ 26,334
Net actuarial loss                                     (9,917)   (146,017)          3,691     (9,381)
                                                  ------------ -----------     ----------- ----------
Accumulated other comprehensive (loss)
  income at end of year                            $   (9,884)  $(143,328)      $   7,013   $ 16,953
                                                  ============ ===========     =========== ==========
Accumulated benefit obligation                     $   52,498   $ 388,705       $   7,167   $ 56,420

Plans with accumulated benefit obligation
  in excess of plan assets:
Projected benefit obligation                       $   38,125   $ 101,613
Accumulated benefit obligation                         38,125      80,007
Fair value of plan assets                              34,744      33,176

Weighted average assumptions used to
  determine benefit obligations:
Discount rate                                           5.31%       6.05%           5.17%      5.98%
Rate of compensation increase                           5.00%       5.73%               -          -

Components of net periodic benefit cost:
Service cost                                       $   21,081   $  20,913       $   1,239   $  2,709
Interest cost                                          32,200      29,498           3,309      4,623
Expected return on plan assets                        (36,301)    (33,782)         (1,160)      (726)
Prior service benefit amortization                       (456)       (444)         (2,260)    (1,139)
Recognized net actuarial loss                           4,379       5,673             177      1,035
                                                  ------------ -----------     ----------- ----------
Net periodic benefit cost                          $   20,903   $  21,858       $   1,305   $  6,502
                                                  ============ ===========     =========== ==========
Other changes in plan assets and benefit
  obligations recognized in other
    comprehensive (loss) income:
Prior service credit                               $        -   $       -       $       -   $ 16,819
Net (loss) gain                                       (24,528)     26,048          (5,009)    20,484
Amortization of prior service benefit                    (456)       (444)         (2,260)    (1,139)
Amortization of net loss                                4,379       5,673             177      1,035
                                                  ------------ -----------     ----------- ----------
Total recognized in other comprehensive
  (loss) income                                    $  (20,605)  $  31,277       $  (7,092)  $ 37,199
                                                  ============ ===========     =========== ==========

Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
(loss) into net periodic benefit cost in 2011 are $4,000 and $419,000, respectively. The estimated prior service credit and net actuarial loss for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2011 are $676,000 and $270,000, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

                                                      PENSION BENEFITS             OTHER BENEFITS
                                                  ------------------------     ----------------------
IN THOUSANDS                                          2010         2009           2010        2009
------------                                      ------------ -----------     ----------- ----------
Weighted average assumptions used to
  determine net periodic benefit costs:
Discount rate                                           6.05%       5.78%           5.76%      5.77%
Expected long-term return on plan assets                7.77%       7.75%               -      7.00%
Rate of compensation increase                           5.73%       5.72%               -          -

Estimated future benefit payments for pension and other postretirement plans:

IN THOUSANDS                       PENSION BENEFITS    OTHER BENEFITS    MEDICARE SUBSIDY
------------                       ----------------    --------------    ----------------
2011                                  $ 2,667              $  441               $ -
2012                                    2,795                 448                 -
2013                                    2,836                 450                 -
2014                                    2,960                 446                 -
2015                                    2,986                 463                 -
2016 - 2020                            16,571               2,422                 -

For measurement purposes, the assumed health care cost trend rates start at 8.0% in 2010 and decrease gradually to 5.5% for 2015 and remain at that level thereafter. For 2009, the assumed health care cost trend rates start at 8.5% in 2009 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2010 and 2009. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2010 by $93,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2010 by $9,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2010 by $84,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2010 by $8,000.

To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equities, fixed maturity securities and other investments. The majority of plans' assets are invested in equity securities, as equity portfolios have historically provided higher average returns than other asset classes over extended periods and are expected to do so in the future. The higher levels of risk entailed in equity securities is balanced by investing a significant portion of the plans' assets in high quality fixed maturity securities and the insurance company general account.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

The target asset allocation as of December 31, 2010, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                          11%  to  21%
Fixed maturity securities                  11%  to  21%
Insurance company general account          67%  to  67%

The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                        2010           2009
                                    -------------  ------------
Equity securities                         15%           57%
Fixed maturity securities                 18%           36%
Insurance company general account         67%            7%

Equity securities, as classified in the above table, include direct investments in common stocks, mutual funds and pooled separate accounts. Fixed maturity securities include investments in pooled separate accounts. Pooled separate accounts are under either an immediate participation guaranteed contract or a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity securities for asset allocation purposes.

The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2010. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

     Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
------------
DECEMBER 31, 2010                               LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------         ---------   ---------   ---------  --------
Investment in pooled separate accounts         $  16,762   $       -   $       -    16,762
Insurance company general account                      -           -      34,743    34,743
                                               ---------   ---------   ---------  --------
 Total investments                                16,762           -      34,743    51,505
                                               ---------   ---------   ---------  --------
  Total financial assets                       $  16,762   $       -   $  34,743  $ 51,505
                                               =========   =========   =========  ========

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis (continued):

IN THOUSANDS
------------
DECEMBER 31, 2009                               LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------         ---------   ---------   ---------  ---------
Equity securities:
 Intermediate-term bond                         $ 92,222    $      -    $      -   $ 92,222
 U.S. large-cap                                   83,218           -           -     83,218
 Global bond                                      36,035           -           -     36,035
 Emerging market stocks                           31,902           -           -     31,902
 International large value                        18,306           -           -     18,306
 Domestic real estate                              8,734           -           -      8,734
                                               ---------   ---------   ---------  ---------
    Total equity securities                      270,417           -           -    270,417
Investment in pooled separate accounts           100,718       2,704           -    103,422
Insurance company general account                      -           -      33,176     33,176
Private equity funds                                   -           -      27,309     27,309
Cash and cash equivalents                            471           -           -        471
                                               ---------   ---------   ---------  ---------
 Total investments                               371,606       2,704      60,485    434,795
                                               ---------   ---------   ---------  ---------
  Total financial assets                        $371,606    $  2,704    $ 60,485   $434,795
                                               =========   =========   =========  =========

EQUITY SECURITIES

Equity securities consist primarily of investments in mutual funds and common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1.

INVESTMENTS IN POOLED SEPARATE ACCOUNTS

Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on observable valuation inputs. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, alternative investments and cash and cash equivalents.

INSURANCE COMPANY GENERAL ACCOUNT

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

PRIVATE EQUITY FUNDS

Investment in private equity funds primarily include limited partnership investments. The fair value of these investments are determined using assumptions that are generally unobservable and the investments typically have significant liquidity restrictions and are therefore classified as Level 3.

CASH AND CASH EQUIVALENTS

Cash equivalents primarily include money market instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:

                                                                                    PURCHASES,
                                             BALANCE AT      TOTAL APPRECIATION     SALES AND
                                            BEGINNING OF       (DEPRECIATION)      SETTLEMENTS,    BALANCE AT
IN THOUSANDS                                    YEAR            IN FAIR VALUE           NET        END OF YEAR
------------                               --------------  ---------------------  --------------  -------------
Insurance company general account           $     33,176    $             1,567    $          -    $    34,743
Private equity funds                              27,309                  2,909         (30,218)             -
                                           --------------  ---------------------  --------------  -------------
 Total financial assets                     $     60,485    $             4,476    $    (30,218)   $    34,743
                                           ==============  =====================  ==============  =============

Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. There were no transfers in to or out of level 3 for the year ended December 31, 2010.

The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                                                    PURCHASES,
                                             BALANCE AT      TOTAL APPRECIATION     SALES AND
                                            BEGINNING OF       (DEPRECIATION)      SETTLEMENTS,    BALANCE AT
IN THOUSANDS                                    YEAR            IN FAIR VALUE           NET        END OF YEAR
------------                               --------------  ---------------------  --------------  -------------
Investment in pooled separate accounts      $        219    $              (125)   $        (94)   $         -
Insurance company general account                 31,487                  1,689               -         33,176
Private equity funds                              23,717                 (1,060)          4,652         27,309
                                           --------------  ---------------------  --------------  -------------
 Total financial assets                     $     55,423    $               504    $      4,558    $    60,485
                                           ==============  =====================  ==============  =============

The following tables summarize the Company's other postretirement benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
------------
DECEMBER 31, 2009                               LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------         ---------   ---------   ---------  ---------
Investment in pooled separate
 accounts                                       $  7,724    $      -    $      -   $  7,724
Equity securities:
 Intermediate-term bond                            7,001           -           -      7,001
                                               ---------   ---------   ---------  ---------
    Total investments                             14,725           -           -     14,725
                                               ---------   ---------   ---------  ---------
        Total financial assets                  $ 14,725    $      -    $      -   $ 14,725
                                               =========   =========   =========  =========

The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                                                    PURCHASES,
                                             BALANCE AT      TOTAL APPRECIATION     SALES AND
                                            BEGINNING OF       (DEPRECIATION)      SETTLEMENTS,    BALANCE AT
IN THOUSANDS                                    YEAR            IN FAIR VALUE           NET        END OF YEAR
------------                               --------------  ---------------------  --------------  -------------
Investment in pooled separate accounts      $        49     $              (28)    $       (21)    $        -
                                           --------------  ---------------------  --------------  -------------
      Total financial assets                $        49     $              (28)    $       (21)    $        -
                                           ==============  =====================  ==============  =============



The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

PROFIT SHARING PLANS

The Company also has a profit sharing plan covering substantially all agents. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation.

Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plans during 2010, 2009 and 2008 of $9,242,000, $6,341,000 and $10,087,000, respectively. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                             2010         2009         2008
------------                         ------------ ------------ ------------
Balance at January 1                  $   595,260  $   607,080  $   602,622
 Less:  reinsurance recoverable           528,862      539,315      530,178
                                     ------------ ------------ ------------
Net balance at January 1                   66,398       67,765       72,444
                                     ------------ ------------ ------------
Incurred related to:
 Current year                              74,323       77,046       74,163
 Prior years                                  615       (3,798)      (2,145)
                                     ------------ ------------ ------------
Total incurred                             74,938       73,248       72,018
                                     ------------ ------------ ------------
Paid related to:
 Current year                              48,276       50,401       45,694
 Prior years                               28,259       24,214       31,003
                                     ------------ ------------ ------------
Total paid                                 76,535       74,615       76,697
                                     ------------ ------------ ------------
Net balance at December 31                 64,801       66,398       67,765
 Plus:  reinsurance recoverable           520,524      528,862      539,315
                                     ------------ ------------ ------------
Balance at December 31                $   585,325  $   595,260  $   607,080
                                     ============ ============ ============

In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $615,000, $(3,798,000) and $(2,145,000) in 2010,
2009 and 2008, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks.
The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS                             2010         2009         2008
------------                         ------------ ------------ ------------
Direct premiums                       $ 1,704,527  $ 1,576,012  $ 1,619,867
Reinsurance assumed                        26,571      301,268      429,597
Reinsurance ceded                        (298,010)    (196,191)    (187,188)
                                     ------------ ------------ ------------
 Net premiums                         $ 1,433,088  $ 1,681,089  $ 1,862,276
                                     ============ ============ ============

Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $255,558,000, $192,994,000 and $166,794,000 during 2010, 2009, and 2008, respectively.

The Company terminated its coinsurance participation in the Servicemembers Group Life Insurance (SGLI) and Federal Employees Group Life Insurance (FEGLI) reinsurance programs effective July 1, 2009 and October 1, 2009, respectively. The Company recognized total revenues of $274,909,000 and $398,401,000 in 2009 and 2008, respectively, related to the SGLI and FEGLI programs. Total assumed reserves recognized by the Company related to the SGLI and FEGLI programs were $0 as of December 31, 2009. The impact of the SGLI and FEGLI programs on the Company's 2009 and 2008 net income (loss) was immaterial.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals,
(b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2010, 2009 or 2008.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

At December 31, the Company had the following variable annuity contracts with guarantees:

                                                  2010           2009
                                             -------------- --------------
IN THOUSANDS
------------
Return of net deposits:
  In the event of death
    Account value                             $ 2,127,498    $ 1,787,290
    Net amount at risk                        $    15,435    $    60,682
    Average attained age of contractholders          58.1           57.1
  As withdrawals are taken
    Account value                             $   800,688    $   627,129
    Net amount at risk                        $    19,877    $    43,415
    Average attained age of contractholders          63.4           62.7

Return of net deposits plus a minimum return:
  In the event of death
    Account value                             $   150,313    $   126,118
    Net amount at risk                        $    17,599    $    26,754
    Average attained age of contractholders          67.3           66.7
  At annuitization
    Account value                             $   456,474    $   312,231
    Net amount at risk                        $         -    $         -
    Weighted average period remaining until
      expected annuitization (in years)               6.5            6.5

Highest specified anniversary account value:
  In the event of death
    Account value                             $   590,460    $   530,450
    Net amount at risk                        $    22,804    $    72,685
    Average attained age of contractholders          58.4           57.5

Guaranteed payout annuity floor:
    Account value                             $    48,272    $    47,078
    Net amount at risk                        $        30    $        46
    Average attained age of contractholders          70.3           69.8

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                  2010           2009
                                             -------------- --------------
IN THOUSANDS
------------
Account value (general and separate accounts)  $ 2,967,384   $ 2,449,896
Net amount at risk                             $40,722,237   $38,341,351
Average attained age of policyholders                 49.0          51.0

Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2010 are:

                                     MINIMUM
                                GUARANTEED DEATH    GUARANTEED         MINIMUM
                                   AND INCOME     PAYOUT ANNUITY     GUARANTEED       UNIVERSAL LIFE AND
                                     BENEFITS          FLOOR      WITHDRAWAL BENEFIT     VARIABLE LIFE
                                ---------------- --------------- -------------------- -------------------
IN THOUSANDS
------------
Balance at beginning of year       $   2,539         $  13,823        $     17,176         $    19,488
Incurred guarantee benefits              149            (1,161)             (8,706)             14,336
Paid guaranteed benefits              (1,511)             (555)                  -              (9,817)
                                ---------------- --------------- -------------------- -------------------
Balance at end of year             $   1,177         $  12,107        $      8,470         $    24,007
                                ================ =============== ==================== ===================

Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2009 are:

                                     MINIMUM
                                GUARANTEED DEATH    GUARANTEED         MINIMUM
                                   AND INCOME     PAYOUT ANNUITY     GUARANTEED       UNIVERSAL LIFE AND
                                     BENEFITS          FLOOR      WITHDRAWAL BENEFIT     VARIABLE LIFE
                                ---------------- --------------- -------------------- -------------------
IN THOUSANDS
------------
Balance at beginning of year        $   5,961        $   23,923       $     83,252          $   16,247
Change in accounting                      154                 -                  -                   -
   principle
Incurred guarantee benefits              (889)           (9,014)           (66,076)             11,284
Paid guaranteed benefits               (2,687)           (1,086)                 -              (8,043)
                                ---------------- --------------- -------------------- -------------------
Balance at end of year              $   2,539        $   13,823       $     17,176          $   19,488
                                ================ =============== ==================== ===================

The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2010 and 2009 (except where noted otherwise):

  - For 2010 and 2009, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and
    put into 100 groups of 10 sequentially.   The mid-point of each group was
    chosen to run the projections used.
  - Mean investment performance was 5.78% and 6.38% for 2010 and 2009, respectively, and is consistent with DAC projections over a 10 year period.
  - Annualized monthly standard deviation was 15.28% for 2010 and 2009.
  - Assumed mortality was 100% of the A200 table for 2010 and 100% of the 1983a table for 2009.
  - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.
  - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2010 and 2009 (except where noted otherwise):

  - Separate account investment performance assumption was 8%.
  - Assumed mortality was 100% of pricing levels.
  - Lapse rates varied by policy duration, ranging from 2% to 9%.
  - Long-term general account discount rate grades up to 7.50% over five years beginning in 2010. General account discount rate was 5.0% for 2009.
  - Separate account discount rate was 7.73% for 2010 and 2009.

Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                       VARIABLE ANNUITY CONTRACTS          VARIABLE LIFE CONTRACTS
                                    --------------------------------    -----------------------------
                                          2010            2009                2010           2009
                                    --------------  ----------------    ---------------  ------------
IN THOUSANDS
------------
Equity                                $ 1,676,968      $ 1,465,394         $ 1,508,274    $ 1,372,254
Bond                                      456,412          347,370             146,928        140,177
Balanced                                  542,233          425,486             217,805        208,002
Money market                               61,125           68,093              34,089         33,272
Mortgage                                   65,052           79,920              44,979         47,052
Real estate                                66,481           57,595              44,158         37,967
                                    --------------  ----------------    ---------------  ------------
 Total                                $ 2,868,271      $ 2,443,858         $ 1,996,233    $ 1,838,724
                                    ==============  ================    ===============  ============

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2010 and 2009, the liability associated with unremitted premiums and claims payable was $19,997,000 and $19,593,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2010 and 2009, the Company had restricted the use of $19,997,000 and $19,593,000, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2010 and 2009, the balance of the surplus notes was $120,000,000 and $125,000,000, respectively. During 2010, the Company repurchased $5,000,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $984,000 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations.

All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2010 and 2009, the approved accrued interest was $2,883,000 and $3,008,000, respectively. Interest paid on the surplus notes for the years ended December 31, 2010, 2009 and 2008 was $10,307,000, $10,313,000 and $10,313,000, respectively.

The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2010 and 2009, accumulated amortization was $717,000 and $640,000, respectively.

At December 31, 2010, the aggregate minimum annual notes payable maturities for the next five years and thereafter are as follows: 2011, $0; 2012, $0; 2013, $0; 2014, $0; 2015, $0; thereafter, $120,000,000.

Total interest paid by the Company for the years ended December 31, 2010, 2009 and 2008 was $10,309,000, $10,236,000 and $10,419,000, respectively.

(17) BUSINESS COMBINATIONS

During 2010, the Company acquired the account rights of a certain insurance related agency. The aggregate purchase price of $200,000 was allocated to finite-lived intangible assets. During 2010, the Company also recorded additional minimum consideration of $922,000 it expects to pay in relation to 2008 acquisitions, all of which was recorded as goodwill.

The amount of acquisition-related additional cash consideration the Company may have to pay in 2011 and future years if certain thresholds are attained is $3,490,000 of which $2,574,000 was accrued at December 31, 2010.

During 2009, the Company acquired certain insurance related agencies. The aggregate purchase price of $5,750,000 was allocated to various assets and liabilities including $3,701,000 to finite-lived intangible assets and $3,500,000 to goodwill. These acquisitions include potential future additional consideration based on attaining thresholds through 2012. The maximum potential additional consideration related to the acquisitions is $1,750,000, of which $1,500,000 was accrued in 2009. The Company also recorded additional minimum consideration it paid or expects to pay in relation to 2008 and 2006 acquisitions of $1,770,000 and $203,000, respectively, all of which was recorded as goodwill. During 2009, the Company completed the final fair value evaluation of assets acquired related to 2008 business combinations, which resulted in a decrease to goodwill of $201,000.

During 2008, the Company acquired certain insurance-related agencies. The aggregate cash purchase price of $5,300,000 was allocated to various assets and liabilities including $3,872,000 to finite-lived intangible assets and $1,810,000 to goodwill.

All acquisitions have been accounted for using the purchase method of accounting, which requires that assets purchased and liabilities assumed be valued at fair value. The effects of the acquisitions are immaterial to the Company's consolidated statements of operations and financial position.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(18) GOODWILL AND INTANGIBLE ASSETS

The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                                 2010          2009
------------                              ----------   -----------
Balance at beginning of year               $ 38,053     $ 32,781
Additions                                       922        5,473
Adjustments to prior year acquisitions            -         (201)
                                          ----------   -----------
Balance at end of year                     $ 38,975     $ 38,053
                                          ==========   ===========

Annual impairment testing of goodwill was completed in 2010. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2010 resulted in no impairment losses.

The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                                 2010          2009
------------                              ----------   -----------
Balance at beginning of year               $ 6,863      $ 5,771
Acquisitions                                   200        3,721
Amortization                                (2,061)      (2,629)
                                          ----------   -----------
Balance at end of year                     $ 5,002      $ 6,863
                                          ==========   ===========

The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2009 include non-compete agreements amortizable on a straight-line basis over three to ten years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2008 include non-compete agreements amortizable on a straight-line basis over three years and customer lists and agent relationships amortizable over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2010, 2009 or 2008.

Intangible asset amortization expense for 2010, 2009 and 2008 in the amount of $2,042,000, $2,629,000 and $2,962,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2011, $1,638,000 2012, $1,273,000; 2013, $990,000;
2014, $563,000; 2015, $254,000.

(19) RELATED PARTY TRANSACTIONS

The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $14,470,000, $13,117,000 and $13,973,000 during 2010, 2009 and
2008, respectively. As of December 31, 2010 and 2009, the amount due to Advantus under these agreements was $5,411,000 and $4,703,000, respectively.

The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $2,061,000, $2,440,000 and $2,689,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2010, 2009 and 2008, the amounts transferred were $10,099,000, $9,097,000, and $12,103,000, respectively.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2010 and 2009, the amount payable to the Company was $14,119,000 and $13,521,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2010, 2009, and 2008 were $56,193,000, $55,227,000 and $54,587,000, respectively.

In 2002, the Company sold a group variable universal life policy to SFG.
The Company received premiums of $2,000,000, $0 and $2,000,000 in 2010, 2009 and 2008, respectively, for this policy. No claims were paid during 2010, 2009 and 2008. As of December 31, 2010 and 2009, reserves held under this policy were $20,325,000 and $16,151,000, respectively.

The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $16,023,000, $12,991,000 and $4,166,000 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, commission revenue due to the Company from its affiliates was $1,597,000 and $1,449,000, respectively.

Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $1,228,000 and $379,000 in commission expenses related to the sales of these products for the years ended December 31, 2010 and 2009.

On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income (loss) of $98,281,000 in 2010. As of December 31, 2010, the Company had a net settlement amount due to SFG of $6,316,000 as a result of the transfer of the benefit plans.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income (loss), adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

The components of comprehensive income (loss) and related tax effects, other than net income (loss) are illustrated below:

IN THOUSANDS                                              2010                2009                  2008
------------                                        ----------------    ----------------    -------------------

Other comprehensive income (loss), before tax:
 Unrealized gains (losses) on securities                $   355,634         $   856,760         $  (1,194,199)
  Reclassification adjustment for
   (gains) losses included in net income (loss)             (33,341)             (4,380)              386,114
 Unrealized gains (losses) on securities - OTTI              97,996             (37,943)                    -
 Adjustment to deferred policy acquisition costs            (83,725)           (181,638)              151,153
 Adjustment to reserves                                     (14,903)            (52,512)               11,007
 Adjustment to unearned policy and contract fees             25,924              29,884               (31,074)
 Adjustment to pension and other postretirement plans       (27,697)             68,476              (155,716)
                                                    ----------------    ----------------    -------------------
                                                            319,888             678,647              (832,715)
 Income tax (expense) benefit related to items of
  other comprehensive income (loss)                        (113,310)           (235,723)              295,606
                                                    ----------------    ----------------    -------------------
 Other comprehensive income (loss), net of tax          $   206,578         $   442,924         $    (537,109)
                                                    ================    ================    ===================

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

IN THOUSANDS                                            2010          2009
------------                                         ----------   -----------
Gross unrealized gains                               $  674,129   $  449,600
Gross unrealized losses                                 (63,010)    (160,774)
Gross unrealized losses - OTTI                          (29,540)    (127,536)
Adjustment to deferred policy acquisition costs        (120,656)     (36,931)
Adjustment to reserves                                  (74,106)     (59,203)
Adjustment to unearned policy and contract fees          25,680         (244)
Adjustment to pension and other postretirement plans     (2,871)    (126,375)
                                                     ----------   -----------
                                                        409,626      (61,463)
Deferred federal income tax (expenses) benefits        (139,073)      27,157
                                                     ----------   -----------
 Net accumulated other comprehensive income (loss)   $  270,553   $  (34,306)
                                                     ==========   ===========

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

The Company declared and paid cash dividends to SFG totaling $11,000,000, $8,000,000 and $74,500,000 during the years ended December 31, 2010, 2009, and 2008, respectively.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2010 statutory results, the maximum amount available for the payment of dividends during 2011 by Minnesota Life Insurance Company without prior regulatory approval is $193,921,000.

For the years ended December 31, 2010 and December 31, 2009 there were no capital contributions from SFG to the Company. For the year ended December 31, 2008, SFG contributed $7,452,000 of fixed maturity securities, $47,850,000 of equity securities, $15,482,000 of alternative investments, $11,307,000 of cash and a deferred tax asset of $1,799,000 to the Company.

(22) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2010 and 2009, these securities were reported at fair value of $124,840,000 and $41,056,000, respectively.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $216,316,000 as of December 31, 2010. The Company estimates that $87,000,000 of these commitments will be invested in 2011, with the remaining $129,316,000 invested over the next four years.

As of December 31, 2010, the Company had committed to purchase mortgage loans totaling $63,803,000 but had not completed the purchase transactions.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2011, $11,267,000; 2012, $11,267,000; 2013, $11,267,000; 2014, $11,267,000; 2015,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2011, $500,000; 2012, $408,000; 2013, $372,000; 2014, $355,000; 2015, $326,000. Lease expense, net of sub-lease income, for the years ended December 31, 2010, 2009 and 2008 was $8,561,000, $8,613,000, and $8,502,000, respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2011, $2,197,000; 2012, $1,916,000; 2013, $1,858,000; 2014,
$1,717,000; 2015, $1,203,000.

At December 31, 2010, the Company had guaranteed the payment of $62,600,000 of policyholder dividends and discretionary amounts payable in 2011. The Company has pledged fixed maturity securities, valued at $99,057,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2010 and 2009, the assets held in trust were $575,508,000 and $587,656,000, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2010.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2010 and 2009 was approximately $2,828,000 and $2,780,000, respectively.

The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2010 and 2009 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,994,000 and $2,111,000 as of December 31, 2010 and 2009, respectively. These assets are being amortized over a five-year period.

                                                           (Continued)

          MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(23) STATUTORY ACCOUNTING PRACTICES

The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2010, 2009 and 2008.

The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income (loss) of $99,953,000, $62,300,000 and $(232,266,000) in 2010, 2009 and 2008, respectively.
Combined statutory surplus of these operations was $1,939,215,000 and $1,739,379,000 as of December 31, 2010 and 2009, respectively.

(24) SUBSEQUENT EVENTS

Through March 7, 2011, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

            MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
Schedule I - Summary of Investments - Other than Investments in Related Parties
                              December 31, 2010
                                (In thousands)

                                                                                        AS SHOWN
                                                                                         ON THE
                                                                          MARKET      CONSOLIDATED
TYPE OF INVESTMENT                                          COST (3)      VALUE      BALANCE SHEET (1)
                                                          -----------   ----------   ------------------
Fixed maturity securities
     U.S. government                                      $   130,044   $  147,421   $         147,421
     Agencies not backed by the full faith and
       credit of the U.S. government                           16,010       17,310              17,310
     Foreign governments                                       45,619       50,245              50,245
     Public utilities                                         858,696      927,429             927,429
     Asset-backed securities                                  486,613      520,029             520,029
     Mortgage-backed securities                             2,933,545    2,979,717           2,979,717
     All other corporate fixed maturity securities          4,212,664    4,497,900           4,497,900
                                                          -----------   ----------   ------------------
        Total fixed maturity securities                     8,683,191    9,140,051           9,140,051
                                                          -----------   ----------   ------------------

Equity securities:
     Common stocks:
        Public utilities                                        1,291        1,355               1,355
        Banks, trusts and insurance companies                  82,101       93,888              93,888
        Industrial, miscellaneous and all other                99,737      118,841             118,841
     Nonredeemable preferred stocks                             2,145        2,736               2,736
                                                          -----------   ----------   ------------------
        Total equity securities                               185,274      216,820             216,820
                                                          -----------   ----------   ------------------

Mortgage loans on real estate                               1,279,854       xxxxxx           1,276,154
Real estate (2)                                                 8,400       xxxxxx               8,400
Policy loans                                                  339,127       xxxxxx             339,127
Other investments                                             249,144       xxxxxx             249,144
Alternative investments                                       447,022       xxxxxx             506,294
Derivative investments                                        165,290       xxxxxx             165,290
Fixed maturity securities on loan                              51,469       xxxxxx              54,071
Equity securities on loan                                       8,624       xxxxxx              10,284
                                                          -----------   ----------   ------------------
        Total                                               2,548,930       xxxxxx           2,608,764
                                                          -----------   ----------   ------------------

Total investments                                         $11,417,395       xxxxxx   $      11,965,635
                                                          ===========   ==========   ==================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $8,400,000.
(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.











See accompanying report of independent registered public accounting firm.

           MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
          Schedule III - Supplementary Insurance Information
                          (In thousands)


                                                        AS OF DECEMBER 31,
                          ------------------------------------------------------------------------
                                DEFERRED        FUTURE POLICY                      OTHER POLICY
                                 POLICY           BENEFITS,                         CLAIMS AND
                              ACQUISITION      LOSSES, CLAIMS       UNEARNED         BENEFITS
                                 COSTS         AND SETTLEMENT      PREMIUMS (2)      PAYABLE
       SEGMENT                                   EXPENSES (1)
------------------------  -----------------  ------------------  ---------------  ----------------
2010:
   Life insurance           $      654,436    $      3,677,196    $     176,305    $      285,109
   Accident and
      health insurance              71,999             708,003           31,645            33,441
   Annuity                         160,707           5,053,172               16                42
                          -----------------  ------------------  ---------------  ----------------
                            $      887,142    $      9,438,371    $     207,966    $      318,592
                          =================  ==================  ===============  ================
2009:
   Life insurance           $      648,832    $      3,262,946    $     205,739    $      281,255
   Accident and
      health insurance              69,298             719,327           34,163            31,754
   Annuity                         174,671           4,732,858               16                18
                          -----------------  ------------------  ---------------  ----------------
                            $      892,801    $      8,715,131    $     239,918    $      313,027
                          =================  ==================  ===============  ================
2008:
   Life insurance           $      725,980    $      3,081,751    $     243,388    $      259,668
   Accident and
      health insurance              67,384             735,159           38,549            30,629
   Annuity                         232,606           4,131,998               79                47
                          -----------------  ------------------  ---------------  ----------------
                            $    1,025,970    $      7,948,908    $     282,016    $      290,344
                          =================  ==================  ===============  ================

                                                               FOR THE YEARS ENDED DECEMBER 31,
                            -------------------------------------------------------------------------------------------------------
                                                                     BENEFITS,        AMORTIZATION
                                                    NET            CLAIMS, LOSSES     OF DEFERRED        OTHER
                                 PREMIUM         INVESTMENT        AND SETTLEMENT       POLICY         OPERATING       PREMIUMS
                                REVENUE (3)        INCOME           EXPENSES (5)      ACQUISITION       EXPENSES      WRITTEN (4)
       SEGMENT                                                                           COSTS
------------------------    ------------------  -------------  --------------------  ---------------  ------------  ---------------
2010:
   Life insurance            $      1,599,457    $    314,767    $       1,434,989    $     148,998    $  571,227
   Accident and
      health insurance                162,123          10,540               74,689           23,910        99,178
   Annuity                            194,628         260,649              300,394           41,631       136,290
                            ------------------  -------------  --------------------  ---------------  ------------  ---------------
                             $      1,956,208    $    585,956    $       1,810,072    $     214,539    $  806,695     $        -
                            ==================  =============  ====================  ===============  ============  ===============
2009:
   Life insurance            $      1,832,341    $    282,139    $       1,669,636    $     144,115    $  510,582
   Accident and
      health insurance                156,588          11,438               71,853           21,302        93,189
   Annuity                            202,600         249,538              319,132           32,088       145,829
                            ------------------  -------------  --------------------  ---------------  ------------  ---------------
                             $      2,191,529    $    543,115    $       2,060,621    $     197,505    $  749,600     $        -
                            ==================  =============  ====================  ===============  ============  ===============
2008:
   Life insurance            $      1,810,444    $    307,256    $       1,626,544    $     173,942    $  487,257
   Accident and
      health insurance                154,952          12,113               65,372           19,657        91,635
   Annuity                            400,870         209,847              461,486           43,982       154,492
                            ------------------  -------------  --------------------  ---------------  ------------  ---------------
                             $      2,366,266    $    529,216    $       2,153,402    $     237,581    $  733,384     $        -
                            ==================  =============  ====================  ===============  ============  ===============

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends







See accompanying report of independent registered public accounting firm.

           MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Schedule IV - Reinsurance
              Years ended December 31, 2010, 2009 and 2008
                            (In thousands)

                                                                                              PERCENTAGE
                                                    CEDED TO     ASSUMED FROM                  OF AMOUNT
                                         GROSS       OTHER           OTHER         NET          ASSUMED
                                         AMOUNT     COMPANIES      COMPANIES      AMOUNT         TO NET
                                     ------------  ------------  ------------  ------------  --------------
2010: Life insurance in force        $680,020,319  $150,837,900  $  1,031,813  $530,214,232          0.2%
                                     ============  ============  ============  ============
 Premiums:
      Life insurance                 $  1,385,008  $    219,309  $     21,915  $  1,187,614          1.8%
      Accident and health insurance       236,168        78,701         4,656       162,123          2.9%
      Annuity                              83,351             -             -        83,351          0.0%
                                     ------------  ------------  ------------  ------------
           Total premiums            $  1,704,527  $    298,010  $     26,571  $  1,433,088          1.9%
                                     ============  ============  ============  ============
2009: Life insurance in force        $607,044,078  $113,263,709  $  1,284,703  $495,065,072          0.3%
                                     ============  ============  ============  ============
 Premiums:
      Life insurance                 $  1,236,455  $    113,070  $    293,552  $  1,416,937         20.7%
      Accident and health insurance       231,993        83,121         7,716       156,588          4.9%
      Annuity                             107,564             -             -       107,564          0.0%
                                     ------------  ------------  ------------  ------------
           Total premiums            $  1,576,012  $    196,191  $    301,268  $  1,681,089         17.9%
                                     ============  ============  ============  ============
2008: Life insurance in force        $551,339,006  $ 87,113,914  $179,254,141  $643,479,233         27.9%
                                     ============  ============  ============  ============
 Premiums:
      Life insurance                 $  1,099,198  $    101,695  $    416,489  $  1,413,992         29.5%
      Accident and health insurance       227,337        85,493        13,108       154,952          8.5%
      Annuity                             293,332             -             -       293,332          0.0%
                                     ------------  ------------  ------------  ------------
           Total premiums            $  1,619,867  $    187,188  $    429,597  $  1,862,276         23.1%
                                     ============  ============  ============  ============





See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


      (a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2010, are included in Part B of this filing and consist of the following:


            1.    Report of Independent Registered Public Accounting Firm.


            2.    Statements of Assets and Liabilities, as of December 31, 2010.

            3. Statements of Operations, year or period ended December 31, 2010.

            4. Statements of Changes in Net Assets, for the years or periods ended December 31, 2010 and 2009.


            5.    Notes to Financial Statements.


            Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

            1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and subsidiaries.


            2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2010 and 2009.

            3. Consolidated Statements of Operations - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2010, 2009 and 2008.

            4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2010, 2009 and 2008.

            5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2010, 2009 and 2008.

            6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2010, 2009 and 2008.

            7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2010.

            8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2010 and 2009.

            9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2010, 2009 and 2008.


      (b)   Exhibits


            1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as this exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

            2.    Not applicable.

            3.    (a)  The Amended and Restated Distribution Agreement between
                       Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

            4.    (a)  Flexible Payment Deferred Variable Annuity Contract, form
                       MHC-87-9154 previously filed March 2, 1999 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (b) Endorsement, form 87-9157 previously filed April 24, 1997 as Exhibit 24(c)(4)(c) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (c) Endorsement, form 87-9164 previously filed April 24, 1997 as Exhibit 24(c)(4)(d) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (d) Flexible Payment Deferred Variable Annuity Contract, form 87-9154 Rev. 2-88 previously filed April 24, 1997 as
                       Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4. File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (e) Endorsement, form 87-9172 previously filed April 24, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (f) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 2, 1999 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (g) Endorsement, form 91-9258 previously filed April 24, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account's
                       Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (h) Flexible Payment Deferred Variable Annuity Contract, form MHC-87-9154 Rev. 3-91 previously filed April 24, 1997 as
                       Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (i) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 2, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

                  (j) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 2, 1999 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.

            5.    (a)  Application, form 87-9155 Rev. 6-87 previously filed
                       April 24, 1997 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (b) Application, form 87-9156 Rev. 6-87 previously filed April 24, 1997 as exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (c) Application, form MHC-84-9093 Rev. 7-1998 previously filed March 2, 1999 as exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 33-12333, Post-Effective Amendment Number 12, is hereby incorporated by reference.


                  (d)  Application, form MHC-96-9355 Rev. 8-2010.


            6.    Certificate of Incorporation and Bylaws.

                  (a) The Restated Certificate of Incorporation previously filed February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                  (b)  The Bylaws of the Depositor previously filed as
                       exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

            7.    Not applicable.

            8.    (a)  Participation Agreement among Advantus Series Fund, Inc.,
                       Advantus Capital Management, Inc. and Minnesota Life Company previously filed on September 7, 2007 as exhibit 23(b)(3) to Advantus Series Fund's N-1A, File Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

                  (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                       (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as
                               Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                       (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                       (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                               Exhibit 24(c)(8)(b)(vii) to Variable Annuity
                               Account's Form N-4, File Number 333-136242,
                               Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                  (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e) to Variable Annuity Account's From N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (g) Participation Agreement by and among Minnesota Life Insurance Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. filed April 30, 2003 as exhibit 27(h)(12) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                  (h) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383,
                       Post-Effective Amendment Number 4, is hereby incorporated by reference.

                       (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                       (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.


                       (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.


                       (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as
                               Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                       (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.


                       (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity
                               Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


                  (i) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                       (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                       (ii)    Second Amendment to the Target Funds
                               Participation Agreement among Minnesota Life
                               Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


                       (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc. Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii)to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


                  (j) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

                  (k) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (l) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as
                       Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                  (m) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                  (n) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as
                       Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

            9.    Opinion and consent of Michael P. Boyle, Esq.


            10.   Consent of KPMG LLP.


            11.   Not applicable.

            12.   Not applicable.

      13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY


NAME AND PRINCIPAL                            POSITION AND OFFICES
BUSINESS ADDRESS                              WITH MINNESOTA LIFE
-------------------                           --------------------

Brian C. Anderson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Eric J. Bentley                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                              Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN 55425

John W. Castro                                Director
Merrill Corporation
One Merrill Circle
St. Paul, MN 55108

Susan L. Ebertz                               Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                               Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Julio A. Fesser                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                                 Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN 55437

John F. Grundhofer                            Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN 55402

Mark B. Hier                                  Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Christopher M. Hilger                         Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                                Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Daniel H. Kruse                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                              Senior Vice President, Treasurer
Minnesota Life Insurance Company              and Controller
400 Robert Street North
St. Paul, MN 55101

Richard L. Manke                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Maria H. O'Phelan                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert M. Olafson                             Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett                           Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                           Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                               Director, Senior Vice President
Minnesota Life Insurance Company              and General Counsel
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                               Director
Carlson
701 Carlson Parkway
Minnetonka, MN 55305-8215

Robert L. Senkler                             Chairman, President and Chief
Minnesota Life Insurance Company              Executive Officer
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                                 Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Nancy R. Swanson                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                              Director, Executive Vice President
Minnesota Life Insurance Company              & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                               Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                             Director, Executive Vice President
Minnesota Life Insurance Company              and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH MINNESOTA LIFE INSURANCE COMPANY OR MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         Minnesota Life Insurance Company
         Securian Financial Network, Inc.
         Securian Ventures, Inc.
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)
         Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company
         Marketview Properties, LLC
         Marketview Properties II, Inc.

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         Cherokee National Life Insurance Company (Georgia)
         CNL/Insurance America, Inc. (Georgia)
         CNL/Resource Marketing Corporation (Georgia)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         Advantus Series Fund, Inc.

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 2, 2011, the number of holders of securities of the Registrant were as follows:



                                   Number of Record
      Title of Class                   Holders
      --------------               ----------------
Variable Annuity Contracts              2,682


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as principal underwriter for the following investment companies:
              Variable Fund D
              Variable Annuity Account
              Minnesota Life Variable Life Account

              Minnesota Life Individual Variable Universal Life Account

              Minnesota Life Variable Universal Life Account
              Securian Life Variable Universal Life Account

         (b)  Directors and Officers of Securian Financial Services, Inc.:

                      DIRECTORS AND OFFICERS OF UNDERWRITER

                                        POSITIONS AND
NAME AND PRINCIPAL                      OFFICE
BUSINESS ADDRESS                        WITH UNDERWRITER
-------------------                     ----------------

George I. Connolly                      President, Chief
Securian Financial Services, Inc.       Executive Officer and
400 Robert Street North                 Director
St. Paul, MN 55101




Dwayne C. Radel                         Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                       Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                        Senior Vice President, Chief
Securian Financial Services, Inc.       Compliance Officer and
400 Robert Street North                 Secretary
St. Paul, MN 55101

Richard A. Diehl                        Vice President and
Securian Financial Services, Inc.       Chief Investment Officer
400 Robert Street North
St. Paul, MN 55101


Scott C. Thorson                        Vice President - Business Operations and
Securian Financial Services, Inc.       Treasurer
400 Robert Street North
St. Paul, MN 55101


Suzanne M. Chochrek                     Vice President - Business
Securian Financial Services, Inc.       and Market Development
400 Robert Street North
St. Paul, MN 55101

         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  NAME OF           NET UNDERWRITING    COMPENSATION ON
 PRINCIPAL               DISCOUNTS AND        REDEMPTION OR     BROKERAGE        OTHER
UNDERWRITER               COMMISSIONS         ANNUITIZATION    COMMISSIONS    COMPENSATION
-----------            ------------------   -----------------  -----------    ------------
Securian Financial
 Services, Inc.        $22,822,806


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Previously filed.

     (b) Previously filed.

     (c) Previously filed.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 25th day of April, 2011.


                                           VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                       By: MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)

                                       By         /s/ Robert L. Senkler
                                           -------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2011.


                                           MINNESOTA LIFE INSURANCE COMPANY

                                       By         /s/ Robert L. Senkler
                                           -------------------------------------
                                                      Robert L. Senkler
                                              Chairman of the Board, President
                                                 and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              SIGNATURE         TITLE                           DATE
              ---------         -----                           ----
/s/ Robert L. Senkler           Chairman, President and         April 25, 2011
-----------------------------   Chief Executive Officer
Robert L. Senkler

*                               Director
-----------------------------
Mary K. Brainerd

*                               Director
-----------------------------
John W. Castro

*                               Director
-----------------------------
Sara H. Gavin

*                               Director
-----------------------------
John F. Grundhofer

*                               Director
-----------------------------
John H. Hooley

*                               Director
-----------------------------
Dennis E. Prohofsky

*                               Director
-----------------------------
Dwayne C. Radel

*                               Director
-----------------------------
Trudy A. Rautio

*                               Director
-----------------------------
Randy F. Wallake

*                               Director
-----------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro           Executive Vice President        April 25, 2011
-----------------------------   and Chief Financial Officer
Warren J. Zaccaro               (chief financial officer)

/s/ Warren J. Zaccaro           Executive Vice President        April 25, 2011
-----------------------------   and Chief Financial Officer
Warren J. Zaccaro               (chief accounting officer)

/s/ David J. LePlavy            Senior Vice President,          April 25, 2011
-----------------------------   Treasurer and Controller
David J. LePlavy                (treasurer)

/s/ Dwayne C. Radel             Director and Attorney-in-Fact   April 25, 2011
-----------------------------
Dwayne C. Radel



* Pursuant to power of attorney dated April 12, 2010, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
5(d).           Application, form MHC-96-9355 Rev. 8-2010.

9.              Opinion and consent of Michael P. Boyle, Esq.

10.             Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.